UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09729

Name of Fund:  iShares Trust

Fund Address:   c/o BlackRock Fund Advisors, 400 Howard Street, San Francisco, CA 94105

Name and address of agent for service:  The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

Registrant’s telephone number, including area code: (415) 670-2000

Date of fiscal year end: 7/31/2024

Date of reporting period: 7/31/2024

Item 1 – Reports to Stockholders
(a)    The Reports to Shareholders are attached herewith.
iShares Core Aggressive Allocation ETF

AOA |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core Aggressive Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Aggressive Allocation ETF	$11Footnote Reference(a)	0.11%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Both equities and fixed income advanced for the reporting period. The equity allocation represented approximately 81% of the Fund on average during the reporting period. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributor to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. International developed stocks benefited from the sharp rally in Japanese shares, supported by central bank actions and improved corporate governance.

The bond allocation, which constituted approximately 19% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI All Country World Index	Bloomberg U.S. Universal Index	S&P Target Risk Aggressive Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10282	$10221	$10108	$10282
Sep 14	$9943	$9889	$10028	$9944
Oct 14	$10166	$9959	$10126	$10168
Nov 14	$10289	$10126	$10180	$10291
Dec 14	$10197	$9930	$10163	$10201
Jan 15	$10129	$9775	$10356	$10132
Feb 15	$10550	$10319	$10296	$10568
Mar 15	$10453	$10159	$10338	$10471
Apr 15	$10662	$10454	$10326	$10682
May 15	$10682	$10440	$10308	$10702
Jun 15	$10467	$10195	$10193	$10487
Jul 15	$10554	$10283	$10253	$10574
Aug 15	$9972	$9578	$10222	$9990
Sep 15	$9722	$9231	$10262	$9742
Oct 15	$10274	$9956	$10295	$10296
Nov 15	$10279	$9874	$10258	$10302
Dec 15	$10097	$9696	$10206	$10120
Jan 16	$9676	$9110	$10319	$9697
Feb 16	$9601	$9048	$10392	$9623
Mar 16	$10189	$9719	$10520	$10213
Apr 16	$10294	$9862	$10591	$10319
May 16	$10357	$9875	$10600	$10385
Jun 16	$10366	$9815	$10786	$10392
Jul 16	$10716	$10238	$10875	$10745
Aug 16	$10745	$10272	$10887	$10774
Sep 16	$10821	$10335	$10890	$10850
Oct 16	$10633	$10160	$10817	$10662
Nov 16	$10683	$10237	$10574	$10713
Dec 16	$10867	$10458	$10605	$10895
Jan 17	$11102	$10744	$10643	$11134
Feb 17	$11364	$11045	$10725	$11397
Mar 17	$11498	$11180	$10721	$11535
Apr 17	$11670	$11355	$10810	$11708
May 17	$11888	$11605	$10894	$11926
Jun 17	$11950	$11658	$10884	$11990
Jul 17	$12215	$11984	$10939	$12266
Aug 17	$12261	$12030	$11033	$12314
Sep 17	$12462	$12262	$10994	$12516
Oct 17	$12678	$12517	$11007	$12737
Nov 17	$12881	$12759	$10991	$12920
Dec 17	$13044	$12965	$11039	$13087
Jan 18	$13592	$13697	$10933	$13640
Feb 18	$13071	$13121	$10829	$13118
Mar 18	$12972	$12831	$10884	$13019
Apr 18	$12986	$12963	$10811	$13036
May 18	$13037	$12979	$10870	$13091
Jun 18	$12969	$12909	$10855	$13024
Jul 18	$13294	$13298	$10877	$13353
Aug 18	$13387	$13403	$10931	$13444
Sep 18	$13410	$13461	$10884	$13467
Oct 18	$12565	$12452	$10793	$12620
Nov 18	$12730	$12634	$10841	$12789
Dec 18	$12032	$11744	$11011	$12087
Jan 19	$12807	$12672	$11163	$12871
Feb 19	$13080	$13011	$11175	$13145
Mar 19	$13261	$13174	$11377	$13331
Apr 19	$13626	$13619	$11393	$13700
May 19	$13012	$12811	$11567	$13083
Jun 19	$13695	$13650	$11731	$13769
Jul 19	$13691	$13690	$11766	$13770
Aug 19	$13551	$13365	$12032	$13636
Sep 19	$13782	$13647	$11980	$13870
Oct 19	$14105	$14020	$12019	$14200
Nov 19	$14342	$14362	$12016	$14439
Dec 19	$14741	$14868	$12034	$14841
Jan 20	$14589	$14704	$12250	$14689
Feb 20	$13711	$13516	$12434	$13810
Mar 20	$12104	$11692	$12191	$12192
Apr 20	$13090	$12944	$12435	$13189
May 20	$13647	$13507	$12551	$13751
Jun 20	$13986	$13938	$12656	$14092
Jul 20	$14580	$14676	$12878	$14694
Aug 20	$15250	$15574	$12804	$15372
Sep 20	$14888	$15072	$12781	$15008
Oct 20	$14612	$14705	$12735	$14734
Nov 20	$16013	$16518	$12901	$16151
Dec 20	$16635	$17285	$12946	$16782
Jan 21	$16573	$17206	$12864	$16723
Feb 21	$16907	$17605	$12699	$17062
Mar 21	$17338	$18075	$12551	$17498
Apr 21	$17935	$18865	$12656	$18104
May 21	$18195	$19150	$12705	$18369
Jun 21	$18356	$19411	$12797	$18534
Jul 21	$18518	$19545	$12926	$18701
Aug 21	$18852	$20034	$12917	$19042
Sep 21	$18200	$19207	$12807	$18384
Oct 21	$18946	$20187	$12796	$19142
Nov 21	$18593	$19701	$12812	$18784
Dec 21	$19202	$20489	$12803	$19404
Jan 22	$18446	$19483	$12522	$18639
Feb 22	$17978	$18979	$12352	$18169
Mar 22	$18173	$19391	$12020	$18366
Apr 22	$16898	$17839	$11572	$17080
May 22	$17021	$17860	$11636	$17205
Jun 22	$15828	$16354	$11403	$16000
Jul 22	$16806	$17496	$11690	$16988
Aug 22	$16130	$16852	$11386	$16306
Sep 22	$14784	$15239	$10895	$14947
Oct 22	$15520	$16158	$10776	$15692
Nov 22	$16708	$17412	$11178	$16896
Dec 22	$16090	$16726	$11140	$16274
Jan 23	$17167	$17926	$11485	$17364
Feb 23	$16635	$17412	$11203	$16827
Mar 23	$17104	$17948	$11466	$17303
Apr 23	$17341	$18206	$11536	$17544
May 23	$17112	$18011	$11416	$17313
Jun 23	$17908	$19057	$11399	$18121
Jul 23	$18415	$19755	$11410	$18635
Aug 23	$17974	$19203	$11341	$18190
Sep 23	$17273	$18408	$11071	$17482
Oct 23	$16833	$17855	$10904	$17038
Nov 23	$18160	$19503	$11395	$18383
Dec 23	$19032	$20440	$11827	$19268
Jan 24	$19057	$20560	$11799	$19294
Feb 24	$19661	$21442	$11658	$19907
Mar 24	$20232	$22116	$11772	$20487
Apr 24	$19570	$21386	$11497	$19818
May 24	$20367	$22254	$11688	$20627
Jun 24	$20657	$22750	$11794	$20921
Jul 24	$21072	$23117	$12062	$21343

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
14.43%	9.01%	7.74%
Fund Market...
14.44	9.01	7.74
MSCI All Country World Index...
17.02	11.05	8.74
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
S&P Target Risk Aggressive Index...
14.54	9.16	7.88

Key Fund statistics

Net Assets...
$1,987,323,320
Number of Portfolio Holdings...
9
Net Investment Advisory Fees...
$1,891,904
Portfolio Turnover Rate...
4%

The Fund has added the MSCI All Country World Index and Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
50.0%
International Equity...
30.5
Domestic Fixed Income...
16.6
International Fixed Income...
2.9

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
46.0%
iShares Core MSCI International Developed Markets ETF...
22.5
iShares Core Total USD Bond Market ETF...
16.6
iShares Core MSCI Emerging Markets ETF...
8.0
iShares Core International Aggregate Bond ETF...
2.9

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Aggressive Allocation ETF

Annual Shareholder Report — July 31, 2024

AOA-07/24-AR

iShares Core Conservative Allocation ETF

AOK |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core Conservative Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Conservative Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Both equities and fixed income advanced for the reporting period. While the equity allocation represented approximately 31% of the Fund on average, it was still the largest contributor to returns. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributors to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits.

Across the bond allocation, which constituted approximately 69% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts. Maturity-wise, shorter-term issues, those between zero and three years, outperformed longer-term securities. Short-term issues are less sensitive to interest rate changes and benefit from higher yields and lower duration risk.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index	S&P Target Risk Conservative Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10149	$10108	$10221	$10150
Sep 14	$9990	$10028	$9889	$9989
Oct 14	$10107	$10126	$9959	$10105
Nov 14	$10166	$10180	$10126	$10166
Dec 14	$10114	$10163	$9930	$10116
Jan 15	$10151	$10356	$9775	$10151
Feb 15	$10247	$10296	$10319	$10250
Mar 15	$10254	$10338	$10159	$10259
Apr 15	$10298	$10326	$10454	$10303
May 15	$10281	$10308	$10440	$10287
Jun 15	$10133	$10193	$10195	$10140
Jul 15	$10193	$10253	$10283	$10200
Aug 15	$9970	$10222	$9578	$9975
Sep 15	$9896	$10262	$9231	$9905
Oct 15	$10119	$10295	$9956	$10127
Nov 15	$10107	$10258	$9874	$10116
Dec 15	$9999	$10206	$9696	$10008
Jan 16	$9904	$10319	$9110	$9914
Feb 16	$9934	$10392	$9048	$9941
Mar 16	$10233	$10520	$9719	$10244
Apr 16	$10302	$10591	$9862	$10313
May 16	$10340	$10600	$9875	$10348
Jun 16	$10475	$10786	$9815	$10487
Jul 16	$10667	$10875	$10238	$10678
Aug 16	$10669	$10887	$10272	$10682
Sep 16	$10694	$10890	$10335	$10706
Oct 16	$10560	$10817	$10160	$10572
Nov 16	$10421	$10574	$10237	$10436
Dec 16	$10513	$10605	$10458	$10517
Jan 17	$10590	$10643	$10744	$10596
Feb 17	$10742	$10725	$11045	$10749
Mar 17	$10796	$10721	$11180	$10804
Apr 17	$10915	$10810	$11355	$10922
May 17	$11041	$10894	$11605	$11046
Jun 17	$11058	$10884	$11658	$11062
Jul 17	$11183	$10939	$11984	$11216
Aug 17	$11261	$11033	$12030	$11294
Sep 17	$11299	$10994	$12262	$11335
Oct 17	$11394	$11007	$12517	$11433
Nov 17	$11454	$10991	$12759	$11484
Dec 17	$11523	$11039	$12965	$11555
Jan 18	$11650	$10933	$13697	$11685
Feb 18	$11404	$10829	$13121	$11438
Mar 18	$11425	$10884	$12831	$11460
Apr 18	$11375	$10811	$12963	$11414
May 18	$11421	$10870	$12979	$11462
Jun 18	$11404	$10855	$12909	$11444
Jul 18	$11524	$10877	$13298	$11569
Aug 18	$11587	$10931	$13403	$11632
Sep 18	$11564	$10884	$13461	$11609
Oct 18	$11235	$10793	$12452	$11279
Nov 18	$11322	$10841	$12634	$11370
Dec 18	$11191	$11011	$11744	$11240
Jan 19	$11540	$11163	$12672	$11593
Feb 19	$11641	$11175	$13011	$11698
Mar 19	$11837	$11377	$13174	$11897
Apr 19	$11976	$11393	$13619	$12036
May 19	$11870	$11567	$12811	$11933
Jun 19	$12203	$11731	$13650	$12247
Jul 19	$12235	$11766	$13690	$12283
Aug 19	$12359	$12032	$13365	$12433
Sep 19	$12405	$11980	$13647	$12480
Oct 19	$12521	$12019	$14020	$12598
Nov 19	$12595	$12016	$14362	$12673
Dec 19	$12731	$12034	$14868	$12812
Jan 20	$12830	$12250	$14704	$12911
Feb 20	$12625	$12434	$13516	$12710
Mar 20	$11932	$12191	$11692	$12014
Apr 20	$12403	$12435	$12944	$12487
May 20	$12704	$12551	$13507	$12794
Jun 20	$12887	$12656	$13938	$12979
Jul 20	$13211	$12878	$14676	$13313
Aug 20	$13386	$12804	$15574	$13498
Sep 20	$13253	$12781	$15072	$13366
Oct 20	$13133	$12735	$14705	$13247
Nov 20	$13687	$12901	$16518	$13808
Dec 20	$13923	$12946	$17285	$14051
Jan 21	$13851	$12864	$17206	$13981
Feb 21	$13834	$12699	$17605	$13963
Mar 21	$13903	$12551	$18075	$14035
Apr 21	$14151	$12656	$18865	$14288
May 21	$14240	$12705	$19150	$14381
Jun 21	$14357	$12797	$19411	$14501
Jul 21	$14493	$12926	$19545	$14643
Aug 21	$14583	$12917	$20034	$14736
Sep 21	$14301	$12807	$19207	$14452
Oct 21	$14510	$12796	$20187	$14667
Nov 21	$14431	$12812	$19701	$14587
Dec 21	$14591	$12803	$20489	$14752
Jan 22	$14189	$12522	$19483	$14347
Feb 22	$13943	$12352	$18979	$14096
Mar 22	$13775	$12020	$19391	$13928
Apr 22	$13099	$11572	$17839	$13245
May 22	$13167	$11636	$17860	$13315
Jun 22	$12673	$11403	$16354	$12814
Jul 22	$13166	$11690	$17496	$13315
Aug 22	$12736	$11386	$16852	$12880
Sep 22	$12033	$10895	$15239	$12169
Oct 22	$12180	$10776	$16158	$12318
Nov 22	$12836	$11178	$17412	$12984
Dec 22	$12544	$11140	$16726	$12689
Jan 23	$13106	$11485	$17926	$13259
Feb 23	$12756	$11203	$17412	$12905
Mar 23	$13092	$11466	$17948	$13246
Apr 23	$13200	$11536	$18206	$13356
May 23	$13059	$11416	$18011	$13215
Jun 23	$13285	$11399	$19057	$13446
Jul 23	$13427	$11410	$19755	$13590
Aug 23	$13263	$11341	$19203	$13424
Sep 23	$12883	$11071	$18408	$13039
Oct 23	$12649	$10904	$17855	$12803
Nov 23	$13361	$11395	$19503	$13526
Dec 23	$13903	$11827	$20440	$14076
Jan 24	$13939	$11799	$20560	$14113
Feb 24	$13975	$11658	$21442	$14151
Mar 24	$14211	$11772	$22116	$14391
Apr 24	$13840	$11497	$21386	$14016
May 24	$14186	$11688	$22254	$14368
Jun 24	$14330	$11794	$22750	$14515
Jul 24	$14642	$12062	$23117	$14833

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
9.05%	3.66%	3.89%
Fund Market...
8.98	3.65	3.88
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
MSCI All Country World Index...
17.02	11.05	8.74
S&P Target Risk Conservative Index...
9.15	3.84	4.02

Key Fund statistics

Net Assets...
$578,503,604
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$601,965
Portfolio Turnover Rate...
4%

The Fund has added the Bloomberg U.S. Universal Index and MSCI All Country World Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.9%
Domestic Equity...
19.2
International Equity...
11.6
International Fixed Income...
10.3

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
58.9%
iShares Core S&P 500 ETF...
17.5
iShares Core International Aggregate Bond ETF...
10.3
iShares Core MSCI International Developed Markets ETF...
8.6
iShares Core MSCI Emerging Markets ETF...
3.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Conservative Allocation ETF

Annual Shareholder Report — July 31, 2024

AOK-07/24-AR

iShares Core Growth Allocation ETF

AOR |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core Growth Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Growth Allocation ETF	$11Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields

What contributed to performance?

Both equities and fixed income advanced for the reporting period. The equity allocation represented approximately 61% of the Fund on average during the reporting period. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributor to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. International developed stocks benefited from the sharp rally in Japanese shares, supported by central bank actions and improved corporate governance.

Across the bond allocation, which constituted approximately 38% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI All Country World Index	Bloomberg U.S. Universal Index	S&P Target Risk Growth Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10246	$10221	$10108	$10244
Sep 14	$9987	$9889	$10028	$9984
Oct 14	$10192	$9959	$10126	$10189
Nov 14	$10299	$10126	$10180	$10298
Dec 14	$10238	$9930	$10163	$10239
Jan 15	$10207	$9775	$10356	$10208
Feb 15	$10501	$10319	$10296	$10510
Mar 15	$10445	$10159	$10338	$10455
Apr 15	$10589	$10454	$10326	$10601
May 15	$10595	$10440	$10308	$10606
Jun 15	$10407	$10195	$10193	$10417
Jul 15	$10482	$10283	$10253	$10494
Aug 15	$10040	$9578	$10222	$10051
Sep 15	$9861	$9231	$10262	$9873
Oct 15	$10281	$9956	$10295	$10296
Nov 15	$10281	$9874	$10258	$10295
Dec 15	$10128	$9696	$10206	$10143
Jan 16	$9835	$9110	$10319	$9852
Feb 16	$9802	$9048	$10392	$9816
Mar 16	$10282	$9719	$10520	$10297
Apr 16	$10371	$9862	$10591	$10389
May 16	$10426	$9875	$10600	$10443
Jun 16	$10484	$9815	$10786	$10502
Jul 16	$10775	$10238	$10875	$10794
Aug 16	$10794	$10272	$10887	$10813
Sep 16	$10849	$10335	$10890	$10870
Oct 16	$10680	$10160	$10817	$10702
Nov 16	$10656	$10237	$10574	$10677
Dec 16	$10803	$10458	$10605	$10820
Jan 17	$10976	$10744	$10643	$10995
Feb 17	$11195	$11045	$10725	$11216
Mar 17	$11299	$11180	$10721	$11320
Apr 17	$11450	$11355	$10810	$11472
May 17	$11632	$11605	$10894	$11654
Jun 17	$11677	$11658	$10884	$11699
Jul 17	$11888	$11984	$10939	$11927
Aug 17	$11945	$12030	$11033	$11988
Sep 17	$12082	$12262	$10994	$12126
Oct 17	$12253	$12517	$11007	$12299
Nov 17	$12394	$12759	$10991	$12427
Dec 17	$12518	$12965	$11039	$12554
Jan 18	$12892	$13697	$10933	$12931
Feb 18	$12485	$13121	$10829	$12522
Mar 18	$12434	$12831	$10884	$12474
Apr 18	$12421	$12963	$10811	$12464
May 18	$12471	$12979	$10870	$12517
Jun 18	$12424	$12909	$10855	$12470
Jul 18	$12664	$13298	$10877	$12714
Aug 18	$12744	$13403	$10931	$12793
Sep 18	$12746	$13461	$10884	$12796
Oct 18	$12116	$12452	$10793	$12166
Nov 18	$12252	$12634	$10841	$12304
Dec 18	$11787	$11744	$11011	$11840
Jan 19	$12390	$12672	$11163	$12447
Feb 19	$12590	$13011	$11175	$12651
Mar 19	$12782	$13174	$11377	$12844
Apr 19	$13052	$13619	$11393	$13118
May 19	$12653	$12811	$11567	$12719
Jun 19	$13189	$13650	$11731	$13250
Jul 19	$13201	$13690	$11766	$13266
Aug 19	$13178	$13365	$12032	$13255
Sep 19	$13328	$13647	$11980	$13410
Oct 19	$13567	$14020	$12019	$13651
Nov 19	$13733	$14362	$12016	$13820
Dec 19	$14022	$14868	$12034	$14113
Jan 20	$13976	$14704	$12250	$14069
Feb 20	$13383	$13516	$12434	$13474
Mar 20	$12156	$11692	$12191	$12238
Apr 20	$12931	$12944	$12435	$13019
May 20	$13388	$13507	$12551	$13481
Jun 20	$13662	$13938	$12656	$13761
Jul 20	$14152	$14676	$12878	$14258
Aug 20	$14627	$15574	$12804	$14739
Sep 20	$14354	$15072	$12781	$14467
Oct 20	$14143	$14705	$12735	$14255
Nov 20	$15188	$16518	$12901	$15314
Dec 20	$15648	$17285	$12946	$15783
Jan 21	$15580	$17206	$12864	$15718
Feb 21	$15762	$17605	$12699	$15905
Mar 21	$16041	$18075	$12551	$16188
Apr 21	$16489	$18865	$12656	$16645
May 21	$16675	$19150	$12705	$16836
Jun 21	$16819	$19411	$12797	$16982
Jul 21	$16971	$19545	$12926	$17140
Aug 21	$17198	$20034	$12917	$17372
Sep 21	$16706	$19207	$12807	$16877
Oct 21	$17216	$20187	$12796	$17394
Nov 21	$16984	$19701	$12812	$17162
Dec 21	$17391	$20489	$12803	$17577
Jan 22	$16791	$19483	$12522	$16968
Feb 22	$16418	$18979	$12352	$16594
Mar 22	$16444	$19391	$12020	$16621
Apr 22	$15429	$17839	$11572	$15596
May 22	$15528	$17860	$11636	$15697
Jun 22	$14647	$16354	$11403	$14803
Jul 22	$15413	$17496	$11690	$15579
Aug 22	$14841	$16852	$11386	$15001
Sep 22	$13775	$15239	$10895	$13923
Oct 22	$14245	$16158	$10776	$14399
Nov 22	$15206	$17412	$11178	$15374
Dec 22	$14731	$16726	$11140	$14893
Jan 23	$15587	$17926	$11485	$15760
Feb 23	$15131	$17412	$11203	$15299
Mar 23	$15546	$17948	$11466	$15721
Apr 23	$15727	$18206	$11536	$15905
May 23	$15535	$18011	$11416	$15712
Jun 23	$16075	$19057	$11399	$16261
Jul 23	$16417	$19755	$11410	$16609
Aug 23	$16100	$19203	$11341	$16289
Sep 23	$15538	$18408	$11071	$15720
Oct 23	$15187	$17855	$10904	$15366
Nov 23	$16246	$19503	$11395	$16441
Dec 23	$16976	$20440	$11827	$17183
Jan 24	$17007	$20560	$11799	$17216
Feb 24	$17350	$21442	$11658	$17565
Mar 24	$17772	$22116	$11772	$17994
Apr 24	$17236	$21386	$11497	$17452
May 24	$17829	$22254	$11688	$18055
Jun 24	$18052	$22750	$11794	$18284
Jul 24	$18427	$23117	$12062	$18665

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
12.24%	6.90%	6.30%
Fund Market...
12.21	6.89	6.30
MSCI All Country World Index...
17.02	11.05	8.74
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
S&P Target Risk Growth Index...
12.38	7.07	6.44

Key Fund statistics

Net Assets...
$2,083,026,518
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$2,028,112
Portfolio Turnover Rate...
5%

The Fund has added the MSCI All Country World Index and Bloomberg U.S. Universal Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
37.9%
Domestic Fixed Income...
33.3
International Equity...
23.0
International Fixed Income...
5.8

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core S&P 500 ETF...
34.7%
iShares Core Total USD Bond Market ETF...
33.3
iShares Core MSCI International Developed Markets ETF...
17.0
iShares Core MSCI Emerging Markets ETF...
6.0
iShares Core International Aggregate Bond ETF...
5.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Growth Allocation ETF

Annual Shareholder Report — July 31, 2024

AOR-07/24-AR

iShares Core Moderate Allocation ETF

AOM |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Core Moderate Allocation ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core Moderate Allocation ETF	$10Footnote Reference(a)	0.10%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Both equities and fixed income advanced for the reporting period. While the equity allocation represented approximately 41% of the Fund on average during the reporting period, it was the largest contributor to returns. Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributor to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits.

Across the bond allocation, which constituted approximately 58% of the Fund on average during the reporting period, U.S. corporate bonds benefited from strong demand and more attractive yields than their government-issued counterparts. Maturity-wise, shorter-term issues, those between zero and three years, outperformed longer-term securities. Short-term issues are less sensitive to interest rate changes and benefit from higher yields and lower duration risk.

What detracted from performance?

There were no detractors to the Fund’s performance during the reporting period.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index	S&P Target Risk Moderate Index
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10183	$10108	$10221	$10182
Sep 14	$9971	$10028	$9889	$9971
Oct 14	$10124	$10126	$9959	$10123
Nov 14	$10193	$10180	$10126	$10191
Dec 14	$10134	$10163	$9930	$10132
Jan 15	$10143	$10356	$9775	$10143
Feb 15	$10305	$10296	$10319	$10308
Mar 15	$10293	$10338	$10159	$10296
Apr 15	$10368	$10326	$10454	$10373
May 15	$10359	$10308	$10440	$10365
Jun 15	$10197	$10193	$10195	$10204
Jul 15	$10262	$10253	$10283	$10270
Aug 15	$9965	$10222	$9578	$9974
Sep 15	$9860	$10262	$9231	$9868
Oct 15	$10147	$10295	$9956	$10155
Nov 15	$10138	$10258	$9874	$10148
Dec 15	$10015	$10206	$9696	$10025
Jan 16	$9856	$10319	$9110	$9867
Feb 16	$9865	$10392	$9048	$9874
Mar 16	$10224	$10520	$9719	$10235
Apr 16	$10299	$10591	$9862	$10311
May 16	$10341	$10600	$9875	$10353
Jun 16	$10453	$10786	$9815	$10464
Jul 16	$10675	$10875	$10238	$10688
Aug 16	$10684	$10887	$10272	$10698
Sep 16	$10717	$10890	$10335	$10733
Oct 16	$10574	$10817	$10160	$10588
Nov 16	$10472	$10574	$10237	$10488
Dec 16	$10583	$10605	$10458	$10590
Jan 17	$10692	$10643	$10744	$10700
Feb 17	$10866	$10725	$11045	$10875
Mar 17	$10935	$10721	$11180	$10946
Apr 17	$11064	$10810	$11355	$11075
May 17	$11209	$10894	$11605	$11218
Jun 17	$11236	$10884	$11658	$11244
Jul 17	$11386	$10939	$11984	$11422
Aug 17	$11459	$11033	$12030	$11494
Sep 17	$11529	$10994	$12262	$11566
Oct 17	$11648	$11007	$12517	$11689
Nov 17	$11734	$10991	$12759	$11764
Dec 17	$11821	$11039	$12965	$11853
Jan 18	$12026	$10933	$13697	$12061
Feb 18	$11728	$10829	$13121	$11763
Mar 18	$11728	$10884	$12831	$11763
Apr 18	$11689	$10811	$12963	$11728
May 18	$11736	$10870	$12979	$11777
Jun 18	$11708	$10855	$12909	$11751
Jul 18	$11869	$10877	$13298	$11914
Aug 18	$11938	$10931	$13403	$11980
Sep 18	$11919	$10884	$13461	$11966
Oct 18	$11497	$10793	$12452	$11543
Nov 18	$11602	$10841	$12634	$11649
Dec 18	$11365	$11011	$11744	$11412
Jan 19	$11792	$11163	$12672	$11845
Feb 19	$11929	$11175	$13011	$11982
Mar 19	$12120	$11377	$13174	$12178
Apr 19	$12301	$11393	$13619	$12361
May 19	$12105	$11567	$12811	$12164
Jun 19	$12496	$11731	$13650	$12546
Jul 19	$12524	$11766	$13690	$12576
Aug 19	$12602	$12032	$13365	$12675
Sep 19	$12683	$11980	$13647	$12756
Oct 19	$12837	$12019	$14020	$12912
Nov 19	$12937	$12016	$14362	$13017
Dec 19	$13123	$12034	$14868	$13205
Jan 20	$13172	$12250	$14704	$13258
Feb 20	$12848	$12434	$13516	$12933
Mar 20	$11990	$12191	$11692	$12067
Apr 20	$12553	$12435	$12944	$12637
May 20	$12905	$12551	$13507	$12995
Jun 20	$13119	$12656	$13938	$13210
Jul 20	$13494	$12878	$14676	$13597
Aug 20	$13766	$12804	$15574	$13878
Sep 20	$13587	$12781	$15072	$13700
Oct 20	$13438	$12735	$14705	$13551
Nov 20	$14143	$12901	$16518	$14268
Dec 20	$14448	$12946	$17285	$14581
Jan 21	$14378	$12864	$17206	$14513
Feb 21	$14425	$12699	$17605	$14559
Mar 21	$14559	$12551	$18075	$14698
Apr 21	$14868	$12656	$18865	$15015
May 21	$14988	$12705	$19150	$15137
Jun 21	$15112	$12797	$19411	$15265
Jul 21	$15253	$12926	$19545	$15412
Aug 21	$15384	$12917	$20034	$15546
Sep 21	$15037	$12807	$19207	$15199
Oct 21	$15339	$12796	$20187	$15504
Nov 21	$15214	$12812	$19701	$15379
Dec 21	$15449	$12803	$20489	$15618
Jan 22	$14987	$12522	$19483	$15153
Feb 22	$14702	$12352	$18979	$14865
Mar 22	$14592	$12020	$19391	$14754
Apr 22	$13814	$11572	$17839	$13968
May 22	$13891	$11636	$17860	$14048
Jun 22	$13282	$11403	$16354	$13429
Jul 22	$13857	$11690	$17496	$14012
Aug 22	$13384	$11386	$16852	$13534
Sep 22	$12572	$10895	$15239	$12713
Oct 22	$12814	$10776	$16158	$12959
Nov 22	$13562	$11178	$17412	$13719
Dec 22	$13215	$11140	$16726	$13367
Jan 23	$13866	$11485	$17926	$14028
Feb 23	$13484	$11203	$17412	$13641
Mar 23	$13844	$11466	$17948	$14007
Apr 23	$13974	$11536	$18206	$14140
May 23	$13818	$11416	$18011	$13983
Jun 23	$14137	$11399	$19057	$14308
Jul 23	$14339	$11410	$19755	$14513
Aug 23	$14129	$11341	$19203	$14301
Sep 23	$13694	$11071	$18408	$13861
Oct 23	$13425	$10904	$17855	$13589
Nov 23	$14240	$11395	$19503	$14418
Dec 23	$14839	$11827	$20440	$15026
Jan 24	$14873	$11799	$20560	$15062
Feb 24	$15000	$11658	$21442	$15191
Mar 24	$15291	$11772	$22116	$15488
Apr 24	$14871	$11497	$21386	$15063
May 24	$15289	$11688	$22254	$15488
Jun 24	$15456	$11794	$22750	$15660
Jul 24	$15787	$12062	$23117	$15997

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
10.10%	4.74%	4.67%
Fund Market...
10.15	4.72	4.67
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
MSCI All Country World Index...
17.02	11.05	8.74
S&P Target Risk Moderate Index...
10.22	4.93	4.81

Key Fund statistics

Net Assets...
$1,386,078,274
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$1,324,995
Portfolio Turnover Rate...
6%

The Fund has added the Bloomberg U.S. Universal Index and MSCI All Country World Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
50.3%
Domestic Equity...
25.5
International Equity...
15.4
International Fixed Income...
8.8

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Core Total USD Bond Market ETF...
50.3%
iShares Core S&P 500 ETF...
23.3
iShares Core MSCI International Developed Markets ETF...
11.4
iShares Core International Aggregate Bond ETF...
8.8
iShares Core MSCI Emerging Markets ETF...
4.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or S&P Dow Jones Indices LLC, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Core Moderate Allocation ETF

Annual Shareholder Report — July 31, 2024

AOM-07/24-AR

iShares Morningstar Multi-Asset Income ETF

IYLD | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares Morningstar Multi-Asset Income ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Morningstar Multi-Asset Income ETF	$26Footnote Reference(a)	0.25%Footnote Reference(a)
Footnote	Description
Footnote(a)	Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence, particularly in the information technology sector. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Although bonds underperformed equities, they still delivered generally positive total returns during the reporting period. Amid economic growth concerns, central banks began to pivot away from higher interest rates to easing monetary policy, causing volatility in Treasury yields.

What contributed to performance?

Across the bond allocation, which constituted approximately 73% of the Fund on average during the reporting period, high-yield corporate bonds contributed the most to the Fund’s return. Resilient corporate profits and an increasing risk appetite among investors supported high-yield bonds. As investors searched for yield, preferred and income securities from the United States that offer income stability benefited.

Equities across regions and capitalizations rose, led by U.S. large-capitalization stocks, which were the largest contributors to the Fund’s return. The information technology sector drove U.S. large-capitalization stocks meaningfully higher, particularly a handful of dominant information technology companies that have been able to innovate rapidly, capture significant market share, and generate substantial profits.

What detracted from performance?

The modest allocation to real estate investment trusts (“REITs”) detracted from the Fund’s performance during the reporting period. REITs were faced with a challenging landscape that included higher mortgage rates, reduced demand, and macroeconomic uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Universal Index	MSCI All Country World Index	Morningstar® Multi-Asset High Income Index℠
Jul 14	$10000	$10000	$10000	$10000
Aug 14	$10293	$10108	$10221	$10291
Sep 14	$9944	$10028	$9889	$9940
Oct 14	$10153	$10126	$9959	$10150
Nov 14	$10205	$10180	$10126	$10203
Dec 14	$10088	$10163	$9930	$10085
Jan 15	$10254	$10356	$9775	$10250
Feb 15	$10332	$10296	$10319	$10329
Mar 15	$10214	$10338	$10159	$10212
Apr 15	$10287	$10326	$10454	$10283
May 15	$10183	$10308	$10440	$10183
Jun 15	$9871	$10193	$10195	$9868
Jul 15	$9933	$10253	$10283	$9928
Aug 15	$9656	$10222	$9578	$9653
Sep 15	$9529	$10262	$9231	$9522
Oct 15	$9806	$10295	$9956	$9800
Nov 15	$9718	$10258	$9874	$9713
Dec 15	$9607	$10206	$9696	$9602
Jan 16	$9483	$10319	$9110	$9477
Feb 16	$9571	$10392	$9048	$9565
Mar 16	$10027	$10520	$9719	$10024
Apr 16	$10223	$10591	$9862	$10222
May 16	$10229	$10600	$9875	$10230
Jun 16	$10462	$10786	$9815	$10463
Jul 16	$10654	$10875	$10238	$10658
Aug 16	$10715	$10887	$10272	$10720
Sep 16	$10766	$10890	$10335	$10771
Oct 16	$10592	$10817	$10160	$10596
Nov 16	$10386	$10574	$10237	$10388
Dec 16	$10548	$10605	$10458	$10546
Jan 17	$10678	$10643	$10744	$10676
Feb 17	$10889	$10725	$11045	$10889
Mar 17	$10972	$10721	$11180	$10970
Apr 17	$11108	$10810	$11355	$11109
May 17	$11230	$10894	$11605	$11233
Jun 17	$11284	$10884	$11658	$11285
Jul 17	$11401	$10939	$11984	$11399
Aug 17	$11469	$11033	$12030	$11474
Sep 17	$11564	$10994	$12262	$11566
Oct 17	$11498	$11007	$12517	$11498
Nov 17	$11572	$10991	$12759	$11575
Dec 17	$11694	$11039	$12965	$11701
Jan 18	$11617	$10933	$13697	$11626
Feb 18	$11333	$10829	$13121	$11338
Mar 18	$11418	$10884	$12831	$11455
Apr 18	$11400	$10811	$12963	$11436
May 18	$11378	$10870	$12979	$11383
Jun 18	$11361	$10855	$12909	$11367
Jul 18	$11613	$10877	$13298	$11617
Aug 18	$11555	$10931	$13403	$11556
Sep 18	$11599	$10884	$13461	$11605
Oct 18	$11303	$10793	$12452	$11309
Nov 18	$11343	$10841	$12634	$11347
Dec 18	$11139	$11011	$11744	$11142
Jan 19	$11781	$11163	$12672	$11785
Feb 19	$11830	$11175	$13011	$11834
Mar 19	$11928	$11377	$13174	$11940
Apr 19	$12060	$11393	$13619	$12073
May 19	$11787	$11567	$12811	$11803
Jun 19	$12261	$11731	$13650	$12278
Jul 19	$12300	$11766	$13690	$12314
Aug 19	$12181	$12032	$13365	$12198
Sep 19	$12352	$11980	$13647	$12378
Oct 19	$12515	$12019	$14020	$12541
Nov 19	$12549	$12016	$14362	$12576
Dec 19	$12907	$12034	$14868	$12935
Jan 20	$12983	$12250	$14704	$13011
Feb 20	$12512	$12434	$13516	$12541
Mar 20	$10196	$12191	$11692	$10226
Apr 20	$10841	$12435	$12944	$10869
May 20	$11216	$12551	$13507	$11240
Jun 20	$11475	$12656	$13938	$11520
Jul 20	$11919	$12878	$14676	$11964
Aug 20	$11930	$12804	$15574	$11977
Sep 20	$11787	$12781	$15072	$11842
Oct 20	$11604	$12735	$14705	$11658
Nov 20	$12464	$12901	$16518	$12527
Dec 20	$12745	$12946	$17285	$12816
Jan 21	$12538	$12864	$17206	$12610
Feb 21	$12461	$12699	$17605	$12528
Mar 21	$12481	$12551	$18075	$12549
Apr 21	$12707	$12656	$18865	$12775
May 21	$12836	$12705	$19150	$12904
Jun 21	$12990	$12797	$19411	$13061
Jul 21	$13129	$12926	$19545	$13201
Aug 21	$13195	$12917	$20034	$13272
Sep 21	$12962	$12807	$19207	$13037
Oct 21	$13092	$12796	$20187	$13170
Nov 21	$12932	$12812	$19701	$13008
Dec 21	$13174	$12803	$20489	$13255
Jan 22	$12895	$12522	$19483	$12977
Feb 22	$12541	$12352	$18979	$12621
Mar 22	$12299	$12020	$19391	$12401
Apr 22	$11591	$11572	$17839	$11662
May 22	$11745	$11636	$17860	$11815
Jun 22	$11018	$11403	$16354	$11005
Jul 22	$11455	$11690	$17496	$11467
Aug 22	$11046	$11386	$16852	$11107
Sep 22	$10340	$10895	$15239	$10394
Oct 22	$10468	$10776	$16158	$10522
Nov 22	$11165	$11178	$17412	$11220
Dec 22	$10995	$11140	$16726	$11048
Jan 23	$11634	$11485	$17926	$11691
Feb 23	$11261	$11203	$17412	$11315
Mar 23	$11212	$11466	$17948	$11264
Apr 23	$11323	$11536	$18206	$11375
May 23	$11112	$11416	$18011	$11163
Jun 23	$11456	$11399	$19057	$11512
Jul 23	$11700	$11410	$19755	$11757
Aug 23	$11544	$11341	$19203	$11607
Sep 23	$11400	$11071	$18408	$11461
Oct 23	$11182	$10904	$17855	$11237
Nov 23	$11769	$11395	$19503	$11827
Dec 23	$12209	$11827	$20440	$12273
Jan 24	$12149	$11799	$20560	$12215
Feb 24	$12173	$11658	$21442	$12241
Mar 24	$12304	$11772	$22116	$12373
Apr 24	$12180	$11497	$21386	$12250
May 24	$12479	$11688	$22254	$12553
Jun 24	$12419	$11794	$22750	$12498
Jul 24	$12674	$12062	$23117	$12756

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
8.32%	0.60%	2.40%
Fund Market...
8.62	0.59	2.39
Bloomberg U.S. Universal Index...
5.72	0.50	1.89
MSCI All Country World Index...
17.02	11.05	8.74
Morningstar® Multi-Asset High Income Index℠...
8.50	0.71	2.46

Key Fund statistics

Net Assets...
$118,653,036
Number of Portfolio Holdings...
12
Net Investment Advisory Fees...
$306,938
Portfolio Turnover Rate...
97%

The Fund has added the Bloomberg U.S. Universal Index and MSCI All Country World Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
35.7%
International Fixed Income...
24.5
Domestic Equity...
20.5
International Equity...
19.3

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Broad USD High Yield Corporate Bond ETF...
15.2%
iShares Core 1-5 Year USD Bond ETF...
15.1
iShares Preferred and Income Securities ETF...
15.1
iShares Floating Rate Bond ETF...
14.9
iShares MSCI EAFE Value ETF...
14.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P., MSCI Inc. or Morningstar, Inc. nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares Morningstar Multi-Asset Income ETF

Annual Shareholder Report — July 31, 2024

IYLD-07/24-AR

iShares ESG MSCI USA Min Vol Factor ETF

ESMV |NASDAQ

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG MSCI USA Min Vol Factor ETF	$19	0.18%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), particularly in the information technology sector.

  In a risk-on environment, stocks with exposure to high volatility, those with significant degrees of price changes, outperformed those with lower volatility characteristics

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. Performance was largely driven by a handful of dominant information technology companies that have been able to rapidly innovate, capture significant market share, and generate substantial profits. The software and services industry boosted performance, as several information technology consulting services companies capitalized on growing AI enthusiasm and increased cloud computing demand. Software companies that offer AI solutions via cloud-based infrastructure particularly benefited, as companies sought to incorporate AI without having to invest in data centers. Healthcare stocks also contributed to the Fund’s performance, most notably biotechnology stocks that stand to benefit from potential AI enhancements.

What detracted from performance?

The market environment during the reporting period, especially in 2023, was risk-on, reflecting investors’ positive sentiment. As expected, lower-volatility stocks, or those that experience less price swings, lagged the broader market.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: November 2, 2021 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index
Oct 21	$10000	$10000	$10000
Nov 21	$9781	$9845	$9779
Dec 21	$10399	$10235	$10404
Jan 22	$9693	$9655	$9696
Feb 22	$9354	$9372	$9360
Mar 22	$9772	$9702	$9781
Apr 22	$9217	$8822	$9226
May 22	$9203	$8803	$9213
Jun 22	$8796	$8074	$8806
Jul 22	$9317	$8827	$9329
Aug 22	$9023	$8482	$9035
Sep 22	$8330	$7695	$8339
Oct 22	$9024	$8306	$9037
Nov 22	$9581	$8758	$9597
Dec 22	$9226	$8243	$9242
Jan 23	$9463	$8790	$9482
Feb 23	$9112	$8575	$9130
Mar 23	$9430	$8880	$9450
Apr 23	$9565	$8993	$9587
May 23	$9236	$9051	$9258
Jun 23	$9736	$9655	$9763
Jul 23	$9901	$9987	$9930
Aug 23	$9796	$9819	$9826
Sep 23	$9408	$9358	$9438
Oct 23	$9288	$9143	$9320
Nov 23	$10015	$10005	$9983
Dec 23	$10343	$10476	$10312
Jan 24	$10480	$10640	$10451
Feb 24	$10724	$11211	$10696
Mar 24	$11051	$11567	$11025
Apr 24	$10619	$11090	$10594
May 24	$10854	$11619	$10831
Jun 24	$11015	$12035	$10993
Jul 24	$11426	$12186	$11405

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	Since Fund Inception
Fund NAV...
15.40%	4.98%
Fund Market...
15.49	4.97
MSCI USA Index...
22.02	7.47
MSCI USA Minimum Volatility Extended ESG Reduced Carbon Target Index...
14.85	4.91

Key Fund statistics

Net Assets...
$12,332,838
Number of Portfolio Holdings...
153
Net Investment Advisory Fees...
$18,611
Portfolio Turnover Rate...
24%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The inception date of the Fund was November 2, 2021. The first day of secondary market trading was November 4, 2021.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.5%
Health Care...
17.3
Industrials...
13.8
Consumer Staples...
10.3
Financials...
10.0
Consumer Discretionary...
5.8
Utilities...
5.2
Communication Services...
4.5
Energy...
3.8
Materials...
2.7
Real Estate...
1.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Vertex Pharmaceuticals, Inc...
1.6%
International Business Machines Corp...
1.6
Motorola Solutions, Inc...
1.6
Public Service Enterprise Group, Inc...
1.5
Ferguson PLC...
1.5
Amgen, Inc...
1.5
Marsh & McLennan Companies, Inc...
1.5
Northrop Grumman Corp...
1.5
Texas Instruments, Inc...
1.5
WW Grainger, Inc...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares ESG MSCI USA Min Vol Factor ETF

Annual Shareholder Report — July 31, 2024

ESMV-07/24-AR

iShares MSCI USA Min Vol Factor ETF

USMV | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Min Vol Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Min Vol Factor ETF	$16	0.15%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”), particularly in the information technology sector.

  In a risk-on environment, stocks with exposure to high volatility, those with significant degrees of price changes, outperformed those with lower volatility characteristics.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

What contributed to performance?

The information technology sector contributed the most to the Fund’s return during the reporting period. The software and services industry boosted performance, as several information technology consulting services companies capitalized on growing AI enthusiasm and increased cloud computing demand. Software companies that offer AI solutions via cloud-based infrastructure particularly benefited, as companies sought to incorporate AI without having to invest in data centers. Financial stocks also contributed to the Fund’s performance, most notably insurance companies in the property and casualty segment.

What detracted from performance?

The market environment during the reporting period, especially in 2023, was risk-on, reflecting investors’ positive sentiment. As expected, lower-volatility stocks, or those that experience less price swings, lagged the broader market. A small allocation to equity real estate investment trusts (“REITs”) minorly detracted from the Fund’s performance during the reporting period. REITs were faced with a challenging landscape that included higher mortgage rates, reduced demand, and macroeconomic uncertainty.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Minimum Volatility (USD) Index
Jul 14	$10000	$10000	$10000
Aug 14	$10406	$10401	$10407
Sep 14	$10325	$10239	$10328
Oct 14	$10769	$10486	$10772
Nov 14	$11136	$10764	$11143
Dec 14	$11145	$10731	$11156
Jan 15	$11090	$10428	$11102
Feb 15	$11495	$11038	$11509
Mar 15	$11410	$10879	$11425
Apr 15	$11343	$10978	$11362
May 15	$11465	$11125	$11483
Jun 15	$11210	$10914	$11228
Jul 15	$11652	$11132	$11676
Aug 15	$11129	$10457	$11150
Sep 15	$11065	$10180	$11087
Oct 15	$11725	$11020	$11753
Nov 15	$11700	$11058	$11725
Dec 15	$11759	$10873	$11786
Jan 16	$11593	$10295	$11622
Feb 16	$11717	$10273	$11748
Mar 16	$12420	$10977	$12455
Apr 16	$12364	$11031	$12399
May 16	$12559	$11233	$12598
Jun 16	$13131	$11262	$13175
Jul 16	$13324	$11689	$13370
Aug 16	$13063	$11707	$13109
Sep 16	$12976	$11719	$13023
Oct 16	$12613	$11497	$12658
Nov 16	$12693	$11912	$12739
Dec 16	$12993	$12135	$13043
Jan 17	$13163	$12386	$13215
Feb 17	$13758	$12873	$13817
Mar 17	$13772	$12891	$13833
Apr 17	$13971	$13031	$14034
May 17	$14257	$13208	$14325
Jun 17	$14199	$13291	$14269
Jul 17	$14483	$13562	$14556
Aug 17	$14602	$13606	$14677
Sep 17	$14678	$13884	$14756
Oct 17	$14961	$14202	$15041
Nov 17	$15427	$14634	$15512
Dec 17	$15458	$14793	$15544
Jan 18	$15997	$15642	$16090
Feb 18	$15324	$15068	$15413
Mar 18	$15284	$14700	$15377
Apr 18	$15293	$14759	$15389
May 18	$15461	$15119	$15558
Jun 18	$15720	$15222	$15819
Jul 18	$16244	$15768	$16351
Aug 18	$16744	$16290	$16855
Sep 18	$16950	$16365	$17066
Oct 18	$16266	$15229	$16380
Nov 18	$16869	$15525	$16991
Dec 18	$15668	$14127	$15785
Jan 19	$16571	$15289	$16695
Feb 19	$17196	$15800	$17327
Mar 19	$17657	$16092	$17790
Apr 19	$18041	$16738	$18182
May 19	$17747	$15679	$17891
Jun 19	$18638	$16781	$18793
Jul 19	$18943	$17040	$19101
Aug 19	$19257	$16744	$19420
Sep 19	$19428	$17042	$19597
Oct 19	$19395	$17413	$19563
Nov 19	$19649	$18067	$19823
Dec 19	$20019	$18597	$20199
Jan 20	$20482	$18633	$20670
Feb 20	$18820	$17114	$18994
Mar 20	$16575	$14943	$16735
Apr 20	$18116	$16909	$18290
May 20	$18904	$17788	$19089
Jun 20	$18706	$18194	$18888
Jul 20	$19545	$19274	$19739
Aug 20	$20106	$20721	$20305
Sep 20	$19777	$19948	$19977
Oct 20	$19095	$19429	$19290
Nov 20	$20660	$21677	$20875
Dec 20	$21141	$22571	$21361
Jan 21	$20574	$22362	$20790
Feb 21	$20493	$22946	$20711
Mar 21	$21622	$23809	$21856
Apr 21	$22498	$25105	$22742
May 21	$22679	$25226	$22931
Jun 21	$23087	$25928	$23351
Jul 21	$23889	$26541	$24165
Aug 21	$24350	$27324	$24637
Sep 21	$23139	$26034	$23412
Oct 21	$24401	$27850	$24692
Nov 21	$23917	$27569	$24205
Dec 21	$25537	$28659	$25849
Jan 22	$24028	$27036	$24324
Feb 22	$23292	$26244	$23582
Mar 22	$24568	$27167	$24877
Apr 22	$23272	$24704	$23569
May 22	$23266	$24650	$23566
Jun 22	$22309	$22610	$22602
Jul 22	$23447	$24719	$23756
Aug 22	$22727	$23750	$23030
Sep 22	$21094	$21548	$21379
Oct 22	$22740	$23258	$23051
Nov 22	$24051	$24524	$24383
Dec 22	$23149	$23082	$23474
Jan 23	$23490	$24600	$23820
Feb 23	$22681	$24013	$23002
Mar 23	$23444	$24866	$23779
Apr 23	$23793	$25181	$24136
May 23	$23020	$25345	$23353
Jun 23	$24055	$27035	$24408
Jul 23	$24379	$27966	$24739
Aug 23	$24241	$27495	$24602
Sep 23	$23554	$26205	$23909
Oct 23	$23347	$25602	$23705
Nov 23	$24842	$28016	$25092
Dec 23	$25513	$29336	$25772
Jan 24	$26085	$29793	$26353
Feb 24	$26629	$31392	$26904
Mar 24	$27466	$32391	$27754
Apr 24	$26448	$31054	$26729
May 24	$27187	$32537	$27478
Jun 24	$27672	$33700	$27972
Jul 24	$28702	$34123	$29017

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
17.73%	8.67%	11.12%
Fund Market...
17.70	8.67	11.11
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Minimum Volatility (USD) Index...
17.29	8.72	11.24

Key Fund statistics

Net Assets...
$24,855,541,654
Number of Portfolio Holdings...
174
Net Investment Advisory Fees...
$39,249,715
Portfolio Turnover Rate...
25%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
25.5%
Health Care...
17.2
Financials...
16.8
Consumer Staples...
10.3
Industrials...
9.1
Utilities...
6.6
Communication Services...
5.4
Consumer Discretionary...
5.0
Energy...
2.8
Materials...
1.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
T-Mobile U.S., Inc...
1.6%
International Business Machines Corp...
1.6
Motorola Solutions, Inc...
1.6
Waste Connections, Inc...
1.6
Berkshire Hathaway, Inc., Class B...
1.5
Duke Energy Corp...
1.5
Republic Services, Inc...
1.5
Chubb Ltd...
1.5
Walmart, Inc...
1.5
Northrop Grumman Corp...
1.5

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Min Vol Factor ETF

Annual Shareholder Report — July 31, 2024

USMV-07/24-AR

iShares MSCI USA Momentum Factor ETF

MTUM | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Momentum Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Momentum Factor ETF	$17	0.15%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

   U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”) particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Despite strong economic data, companies saddled with high debt or little to no growth were discounted as a result of restrictive rates and persistent inflation, while companies with strong balance sheets or earnings were rewarded.

What contributed to performance?

Stronger-than-expected economic and earnings growth helped large-capitalization equities during the reporting period. The information technology sector contributed the most to the Fund’s return, as the ongoing trend of AI adoption created strong momentum within the sector, particularly among mega-capitalization companies. Within the sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI strongly contributed to performance, aided by increased demand for their products and strong tariffs limiting imports.

The industrials sector also contributed to the Fund's return, with strong performance in the capital goods industry. Aerospace and defense companies benefited from increasing air travel demand, continued global unrest, and expansion efforts during the reporting period. Within the healthcare sector, pharmaceutical companies producing the increasingly popular GLP-1 drug therapies for chronic weight management also contributed to performance.

What detracted from performance?

As both stocks and bonds enjoyed healthy returns for the reporting period ended July 31, 2024, there were no material detractors to the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. The views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Momentum SR Variant Index
Jul 14	$10000	$10000	$10000
Aug 14	$10464	$10401	$10470
Sep 14	$10400	$10239	$10313
Oct 14	$10640	$10486	$10552
Nov 14	$11039	$10764	$10946
Dec 14	$10923	$10731	$10827
Jan 15	$10857	$10428	$10763
Feb 15	$11448	$11038	$11343
Mar 15	$11315	$10879	$11208
Apr 15	$11215	$10978	$11110
May 15	$11582	$11125	$11468
Jun 15	$11551	$10914	$11435
Jul 15	$11998	$11132	$11859
Aug 15	$11282	$10457	$11148
Sep 15	$11065	$10180	$10930
Oct 15	$11868	$11020	$11724
Nov 15	$11928	$11058	$11781
Dec 15	$11920	$10873	$11769
Jan 16	$11479	$10295	$11334
Feb 16	$11328	$10273	$11181
Mar 16	$11922	$10977	$11765
Apr 16	$11844	$11031	$11687
May 16	$12134	$11233	$11970
Jun 16	$12495	$11262	$12323
Jul 16	$12829	$11689	$12650
Aug 16	$12641	$11707	$12460
Sep 16	$12700	$11719	$12515
Oct 16	$12451	$11497	$12511
Nov 16	$12375	$11912	$12438
Dec 16	$12503	$12135	$12573
Jan 17	$12919	$12386	$12990
Feb 17	$13396	$12873	$13473
Mar 17	$13681	$12891	$13763
Apr 17	$14025	$13031	$14112
May 17	$14700	$13208	$14793
Jun 17	$14756	$13291	$14852
Jul 17	$15259	$13562	$15361
Aug 17	$15485	$13606	$15592
Sep 17	$15928	$13884	$16036
Oct 17	$16722	$14202	$16838
Nov 17	$17188	$14634	$17311
Dec 17	$17204	$14793	$17328
Jan 18	$18613	$15642	$18751
Feb 18	$18347	$15068	$18485
Mar 18	$17676	$14700	$17813
Apr 18	$17812	$14759	$17950
May 18	$18433	$15119	$18577
Jun 18	$18404	$15222	$18552
Jul 18	$18747	$15768	$18898
Aug 18	$19843	$16290	$20007
Sep 18	$20025	$16365	$20193
Oct 18	$18062	$15229	$18215
Nov 18	$18309	$15525	$18467
Dec 18	$16900	$14127	$17048
Jan 19	$18025	$15289	$18185
Feb 19	$18624	$15800	$18839
Mar 19	$19028	$16092	$19245
Apr 19	$19467	$16738	$19691
May 19	$19017	$15679	$19244
Jun 19	$20199	$16781	$20445
Jul 19	$20567	$17040	$20818
Aug 19	$20620	$16744	$20876
Sep 19	$20370	$17042	$20624
Oct 19	$20495	$17413	$20753
Nov 19	$21182	$18067	$21452
Dec 19	$21559	$18597	$21837
Jan 20	$22350	$18633	$22643
Feb 20	$20705	$17114	$20980
Mar 20	$18342	$14943	$18587
Apr 20	$20497	$16909	$20768
May 20	$21717	$17788	$22011
Jun 20	$22662	$18194	$22970
Jul 20	$24208	$19274	$24541
Aug 20	$26545	$20721	$26916
Sep 20	$25513	$19948	$25873
Oct 20	$24444	$19429	$24791
Nov 20	$27024	$21677	$27409
Dec 20	$27960	$22571	$28363
Jan 21	$28425	$22362	$28839
Feb 21	$28257	$22946	$28670
Mar 21	$27906	$23809	$28315
Apr 21	$29887	$25105	$30329
May 21	$29556	$25226	$30000
Jun 21	$30118	$25928	$30574
Jul 21	$30398	$26541	$30860
Aug 21	$31657	$27324	$32144
Sep 21	$30551	$26034	$31026
Oct 21	$33164	$27850	$33686
Nov 21	$31881	$27569	$32388
Dec 21	$31722	$28659	$32223
Jan 22	$28849	$27036	$29307
Feb 22	$28080	$26244	$28529
Mar 22	$29381	$27167	$29856
Apr 22	$25685	$24704	$26100
May 22	$25544	$24650	$25961
Jun 22	$23886	$22610	$24281
Jul 22	$25123	$24719	$25538
Aug 22	$24643	$23750	$25054
Sep 22	$23153	$21548	$23544
Oct 22	$26052	$23258	$26498
Nov 22	$26978	$24524	$27444
Dec 22	$25938	$23082	$26392
Jan 23	$25771	$24600	$26221
Feb 23	$24746	$24013	$25180
Mar 23	$24842	$24866	$25278
Apr 23	$25444	$25181	$25894
May 23	$24197	$25345	$24627
Jun 23	$25883	$27035	$26347
Jul 23	$26329	$27966	$26804
Aug 23	$26403	$27495	$26883
Sep 23	$25139	$26205	$25600
Oct 23	$24727	$25602	$25183
Nov 23	$27005	$28016	$27508
Dec 23	$28299	$29336	$28831
Jan 24	$29884	$29793	$30449
Feb 24	$32887	$31392	$33523
Mar 24	$33843	$32391	$34504
Apr 24	$31963	$31054	$32589
May 24	$33667	$32537	$34334
Jun 24	$35204	$33700	$35914
Jul 24	$34514	$34123	$35212

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
31.09%	10.91%	13.19%
Fund Market...
31.07	10.91	13.18
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Momentum SR Variant Index...
31.37	11.08	13.41

Key Fund statistics

Net Assets...
$10,085,121,853
Number of Portfolio Holdings...
127
Net Investment Advisory Fees...
$13,879,216
Portfolio Turnover Rate...
95%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the MSCI USA Momentum SR Variant Index in this report reflects the performance of the MSCI USA Momentum Index through  November 22, 2020 and, beginning on November 23, 2020, the performance of the MSCI USA Momentum SR Variant Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
35.5%
Industrials...
18.0
Financials...
15.5
Consumer Discretionary...
9.2
Health Care...
8.8
Communication Services...
6.7
Consumer Staples...
3.1
Utilities...
1.5
Energy...
1.1
Materials...
0.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.7%
Broadcom, Inc...
6.3
Eli Lilly & Co...
5.3
JPMorgan Chase & Co...
4.7
Amazon.com, Inc...
4.5
Meta Platforms, Inc., Class A...
4.3
Costco Wholesale Corp...
3.2
General Electric Co...
3.1
Advanced Micro Devices, Inc...
2.5
Netflix, Inc...
2.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Momentum Factor ETF

Annual Shareholder Report — July 31, 2024

MTUM-07/24-AR

iShares MSCI USA Quality Factor ETF

QUAL | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Quality Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Quality Factor ETF	$17	0.15%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”) particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Despite strong economic data, companies saddled with high debt and/or little to no growth were discounted as a result of restrictive rates and persistent inflation.

What contributed to performance?

Stronger-than-expected economic and earnings growth helped large-capitalization equities during the reporting period. The information technology sector contributed the most to the Fund’s return, as the ongoing trend of AI adoption created strong momentum within the sector, particularly among mega-capitalization companies. Within the sector, companies responsible for the manufacturing of the semiconductor chips needed to power AI strongly contributed to performance, aided by increased demand for their products and strong tariffs limiting imports.

The healthcare sector also contributed to the Fund’s return, with particularly strong performance in the pharmaceutical industry. Pharmaceutical companies producing the increasingly popular GLP-1 drug therapies for chronic weight management contributed to performance.

What detracted from performance?

As both stocks and bonds enjoyed healthy returns for the reporting period ended July 31, 2024, there were no material detractors to the Fund’s return.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Sector Neutral Quality Index
Jul 14	$10000	$10000	$10000
Aug 14	$10451	$10401	$10452
Sep 14	$10342	$10239	$10344
Oct 14	$10639	$10486	$10642
Nov 14	$10891	$10764	$10897
Dec 14	$10853	$10731	$10859
Jan 15	$10670	$10428	$10674
Feb 15	$11312	$11038	$11319
Mar 15	$11135	$10879	$11142
Apr 15	$11168	$10978	$11176
May 15	$11329	$11125	$11339
Jun 15	$11106	$10914	$11116
Jul 15	$11430	$11132	$11442
Aug 15	$10816	$10457	$10827
Sep 15	$10683	$10180	$10693
Oct 15	$11600	$11020	$11614
Nov 15	$11648	$11058	$11664
Dec 15	$11456	$10873	$11471
Jan 16	$10944	$10295	$10958
Feb 16	$11002	$10273	$11018
Mar 16	$11700	$10977	$11720
Apr 16	$11659	$11031	$11682
May 16	$11777	$11233	$11802
Jun 16	$11837	$11262	$11864
Jul 16	$12196	$11689	$12225
Aug 16	$12172	$11707	$12203
Sep 16	$12159	$11719	$12190
Oct 16	$11910	$11497	$11942
Nov 16	$12261	$11912	$12297
Dec 16	$12508	$12135	$12546
Jan 17	$12660	$12386	$12699
Feb 17	$13254	$12873	$13299
Mar 17	$13250	$12891	$13296
Apr 17	$13323	$13031	$13372
May 17	$13530	$13208	$13583
Jun 17	$13609	$13291	$13664
Jul 17	$13735	$13562	$13793
Aug 17	$13810	$13606	$13869
Sep 17	$14176	$13884	$14239
Oct 17	$14582	$14202	$14650
Nov 17	$15124	$14634	$15196
Dec 17	$15293	$14793	$15368
Jan 18	$15992	$15642	$16072
Feb 18	$15540	$15068	$15620
Mar 18	$15335	$14700	$15415
Apr 18	$15129	$14759	$15211
May 18	$15544	$15119	$15630
Jun 18	$15536	$15222	$15622
Jul 18	$16119	$15768	$16211
Aug 18	$16713	$16290	$16811
Sep 18	$16896	$16365	$16997
Oct 18	$15630	$15229	$15725
Nov 18	$15787	$15525	$15884
Dec 18	$14410	$14127	$14501
Jan 19	$15619	$15289	$15720
Feb 19	$16296	$15800	$16403
Mar 19	$16716	$16092	$16829
Apr 19	$17348	$16738	$17468
May 19	$16199	$15679	$16314
Jun 19	$17360	$16781	$17488
Jul 19	$17592	$17040	$17723
Aug 19	$17292	$16744	$17425
Sep 19	$17591	$17042	$17728
Oct 19	$17986	$17413	$18128
Nov 19	$18782	$18067	$18934
Dec 19	$19330	$18597	$19489
Jan 20	$19199	$18633	$19360
Feb 20	$17591	$17114	$17739
Mar 20	$15580	$14943	$15714
Apr 20	$17505	$16909	$17657
May 20	$18480	$17788	$18642
Jun 20	$18523	$18194	$18691
Jul 20	$19417	$19274	$19595
Aug 20	$20772	$20721	$20965
Sep 20	$20118	$19948	$20307
Oct 20	$19557	$19429	$19743
Nov 20	$21798	$21677	$22009
Dec 20	$22609	$22571	$22831
Jan 21	$21971	$22362	$22188
Feb 21	$22693	$22946	$22921
Mar 21	$23778	$23809	$24021
Apr 21	$24935	$25105	$25194
May 21	$25201	$25226	$25479
Jun 21	$26037	$25928	$26336
Jul 21	$26917	$26541	$27231
Aug 21	$27682	$27324	$28009
Sep 21	$25910	$26034	$26218
Oct 21	$27894	$27850	$28230
Nov 21	$27719	$27569	$28056
Dec 21	$28692	$28659	$29045
Jan 22	$26716	$27036	$27048
Feb 22	$25604	$26244	$25924
Mar 22	$26565	$27167	$26900
Apr 22	$24422	$24704	$24734
May 22	$24378	$24650	$24692
Jun 22	$22172	$22610	$22460
Jul 22	$24201	$24719	$24518
Aug 22	$22985	$23750	$23288
Sep 22	$20729	$21548	$21004
Oct 22	$22436	$23258	$22737
Nov 22	$24192	$24524	$24522
Dec 22	$22841	$23082	$23155
Jan 23	$24444	$24600	$24784
Feb 23	$23789	$24013	$24122
Mar 23	$24928	$24866	$25291
Apr 23	$25342	$25181	$25714
May 23	$25513	$25345	$25890
Jun 23	$27174	$27035	$27579
Jul 23	$28188	$27966	$28613
Aug 23	$28072	$27495	$28499
Sep 23	$26645	$26205	$27053
Oct 23	$26269	$25602	$26675
Nov 23	$28516	$28016	$28960
Dec 23	$29884	$29336	$30354
Jan 24	$30555	$29793	$31040
Feb 24	$32549	$31392	$33071
Mar 24	$33416	$32391	$33956
Apr 24	$31935	$31054	$32454
May 24	$33711	$32537	$34265
Jun 24	$34779	$33700	$35355
Jul 24	$35034	$34123	$35618

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
24.28%	14.77%	13.36%
Fund Market...
24.20	14.77	13.35
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Sector Neutral Quality Index...
24.48	14.98	13.54

Key Fund statistics

Net Assets...
$47,141,799,588
Number of Portfolio Holdings...
128
Net Investment Advisory Fees...
$56,972,861
Portfolio Turnover Rate...
31%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the MSCI USA Sector Neutral Quality Index in this report reflects the performance of the MSCI USA Quality Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Sector Neutral Quality Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
31.5%
Financials...
12.4
Health Care...
11.9
Consumer Discretionary...
9.5
Industrials...
9.1
Communication Services...
8.9
Consumer Staples...
5.8
Energy...
3.7
Materials...
2.5
Utilities...
2.4
Real Estate...
2.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
NVIDIA Corp...
6.0%
Apple, Inc...
5.6
Microsoft Corp...
4.7
Visa, Inc., Class A...
4.0
Mastercard, Inc., Class A...
3.9
Eli Lilly & Co...
3.9
Meta Platforms, Inc., Class A...
3.7
UnitedHealth Group, Inc...
2.9
Costco Wholesale Corp...
2.4
Johnson & Johnson...
2.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Quality Factor ETF

Annual Shareholder Report — July 31, 2024

QUAL-07/24-AR

iShares MSCI USA Size Factor ETF

SIZE |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Size Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Size Factor ETF	$16	0.15%

How did the Fund perform last year?

   Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

  Despite strong economic data, companies saddled with high debt and/or little to no growth were discounted as a result of restrictive rates and persistent inflation.

What contributed to performance?

Stronger-than-expected economic and earnings growth helped the performance of U.S. large-capitalization equities during the reporting period. The financials sector contributed the most to the Fund’s return, as healthy bank balance sheets and the prospect of interest rates remaining higher for longer benefited the sector. Within the financials sector, enhanced wealth management fees positively impacted asset management firms.

The industrials sector also contributed to the Fund’s return, with strong performance in the capital goods industry. Aerospace and defense companies benefited from increasing air travel demand, continued global unrest, and expansion efforts during the reporting period. Within the information technology sector, the ongoing trend of AI adoption created solid momentum and drove returns.

What detracted from performance?

The consumer staples sector detracted the most from the Fund’s return during the reporting period, particularly within the food, beverage, and tobacco industry. As economic conditions softened but pricing pressures remained elevated, consumers continued to trade down for cheaper products at grocery stores.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Low Size Index
Jul 14	$10000	$10000	$10000
Aug 14	$10423	$10401	$10425
Sep 14	$10210	$10239	$10211
Oct 14	$10609	$10486	$10612
Nov 14	$10902	$10764	$10906
Dec 14	$10965	$10731	$10970
Jan 15	$10774	$10428	$10778
Feb 15	$11254	$11038	$11262
Mar 15	$11204	$10879	$11213
Apr 15	$11132	$10978	$11141
May 15	$11273	$11125	$11283
Jun 15	$11041	$10914	$11050
Jul 15	$11289	$11132	$11298
Aug 15	$10688	$10457	$10696
Sep 15	$10483	$10180	$10492
Oct 15	$11162	$11020	$11173
Nov 15	$11211	$11058	$11224
Dec 15	$11005	$10873	$11018
Jan 16	$10491	$10295	$10503
Feb 16	$10587	$10273	$10601
Mar 16	$11362	$10977	$11380
Apr 16	$11424	$11031	$11443
May 16	$11626	$11233	$11648
Jun 16	$11745	$11262	$11767
Jul 16	$12123	$11689	$12148
Aug 16	$12107	$11707	$12132
Sep 16	$12063	$11719	$12089
Oct 16	$11793	$11497	$11819
Nov 16	$12267	$11912	$12297
Dec 16	$12471	$12135	$12504
Jan 17	$12708	$12386	$12743
Feb 17	$13216	$12873	$13257
Mar 17	$13181	$12891	$13222
Apr 17	$13307	$13031	$13349
May 17	$13489	$13208	$13533
Jun 17	$13616	$13291	$13662
Jul 17	$13812	$13562	$13862
Aug 17	$13759	$13606	$13810
Sep 17	$14006	$13884	$14060
Oct 17	$14231	$14202	$14287
Nov 17	$14762	$14634	$14821
Dec 17	$14825	$14793	$14888
Jan 18	$15404	$15642	$15472
Feb 18	$14749	$15068	$14815
Mar 18	$14687	$14700	$14755
Apr 18	$14664	$14759	$14733
May 18	$14824	$15119	$14895
Jun 18	$14997	$15222	$15069
Jul 18	$15491	$15768	$15568
Aug 18	$15815	$16290	$15895
Sep 18	$15839	$16365	$15921
Oct 18	$14898	$15229	$14976
Nov 18	$15401	$15525	$15484
Dec 18	$13861	$14127	$13938
Jan 19	$15271	$15289	$15359
Feb 19	$15878	$15800	$15971
Mar 19	$15975	$16092	$16069
Apr 19	$16570	$16738	$16671
May 19	$15434	$15679	$15531
Jun 19	$16594	$16781	$16703
Jul 19	$16771	$17040	$16883
Aug 19	$16210	$16744	$16318
Sep 19	$16623	$17042	$16735
Oct 19	$16837	$17413	$16953
Nov 19	$17459	$18067	$17583
Dec 19	$17889	$18597	$18019
Jan 20	$17674	$18633	$17805
Feb 20	$16135	$17114	$16255
Mar 20	$13193	$14943	$13291
Apr 20	$15012	$16909	$15124
May 20	$16001	$17788	$16121
Jun 20	$16255	$18194	$16379
Jul 20	$17092	$19274	$17223
Aug 20	$17858	$20721	$17999
Sep 20	$17493	$19948	$17633
Oct 20	$17443	$19429	$17585
Nov 20	$19935	$21677	$20103
Dec 20	$20806	$22571	$20983
Jan 21	$20607	$22362	$20786
Feb 21	$21692	$22946	$21882
Mar 21	$22490	$23809	$22690
Apr 21	$23599	$25105	$23812
May 21	$23950	$25226	$24172
Jun 21	$24345	$25928	$24575
Jul 21	$24659	$26541	$24894
Aug 21	$25235	$27324	$25478
Sep 21	$24120	$26034	$24356
Oct 21	$25567	$27850	$25818
Nov 21	$24855	$27569	$25100
Dec 21	$26014	$28659	$26273
Jan 22	$24485	$27036	$24731
Feb 22	$24198	$26244	$24445
Mar 22	$24782	$27167	$25037
Apr 22	$23020	$24704	$23258
May 22	$23136	$24650	$23378
Jun 22	$20978	$22610	$21199
Jul 22	$22847	$24719	$23089
Aug 22	$22106	$23750	$22342
Sep 22	$20002	$21548	$20218
Oct 22	$21757	$23258	$21995
Nov 22	$23098	$24524	$23353
Dec 22	$21894	$23082	$22138
Jan 23	$23703	$24600	$23968
Feb 23	$22909	$24013	$23167
Mar 23	$22770	$24866	$23030
Apr 23	$22614	$25181	$22875
May 23	$22116	$25345	$22373
Jun 23	$23813	$27035	$24092
Jul 23	$24817	$27966	$25112
Aug 23	$24003	$27495	$24291
Sep 23	$22871	$26205	$23148
Oct 23	$21840	$25602	$22108
Nov 23	$24003	$28016	$24285
Dec 23	$25799	$29336	$26104
Jan 24	$25565	$29793	$25869
Feb 24	$26732	$31392	$27050
Mar 24	$27900	$32391	$28241
Apr 24	$26422	$31054	$26746
May 24	$27093	$32537	$27430
Jun 24	$27058	$33700	$27400
Jul 24	$28177	$34123	$28536

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
13.54%	10.93%	10.91%
Fund Market...
13.69	10.94	10.92
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Low Size Index...
13.63	11.07	11.06

Key Fund statistics

Net Assets...
$314,892,875
Number of Portfolio Holdings...
603
Net Investment Advisory Fees...
$497,140
Portfolio Turnover Rate...
19%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the MSCI USA Low Size Index in this report reflects the performance of the MSCI USA Risk Weighted Index through December 2, 2018 and, beginning on December 3, 2018, the performance of the MSCI USA Low Size Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Industrials...
16.2%
Information Technology...
15.4
Financials...
14.9
Health Care...
12.3
Consumer Discretionary...
9.1
Real Estate...
6.4
Consumer Staples...
6.2
Materials...
5.4
Utilities...
5.2
Energy...
4.6
Communication Services...
4.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Rivian Automotive, Inc., Class A...
0.3%
Alnylam Pharmaceuticals, Inc...
0.3
Burlington Stores, Inc...
0.2
Texas Pacific Land Corp...
0.2
Charter Communications, Inc., Class A...
0.2
Match Group, Inc...
0.2
ROBLOX Corp., Class A...
0.2
Qorvo, Inc...
0.2
Skyworks Solutions, Inc...
0.2
CBRE Group, Inc., Class A...
0.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Size Factor ETF

Annual Shareholder Report — July 31, 2024

SIZE-07/24-AR

iShares MSCI USA Value Factor ETF

VLUE | Cboe BZX

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares MSCI USA Value Factor ETF (the “Fund”) for the period of August 1, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MSCI USA Value Factor ETF	$16	0.15%

How did the Fund perform last year?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher during the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence (“AI”) particularly in the information technology sector.

  The U.S. Federal Reserve Bank left rates on hold during the 12-month period as the central bank sought greater confidence in slowing inflationary pressures. As inflation measures became more subdued, expectations increased for interest rate cuts in 2024.

What contributed to performance?

The financials sector contributed the most to the Fund’s return, as healthy bank balance sheets and the prospect of higher-for-longer interest rates benefited the sector during the reporting period. Elevated interest rates allowed banks to lend at improved margins, increasing their profitability. The performance of asset management firms gained on enhanced fees from wealth management units. The information technology sector also contributed to performance. The ongoing trend of AI adoption created strong momentum across the sector, and firms benefited from the increased investment in technology spending. Companies that provide hardware and storage gained on greater demand for storage solutions, innovations, and solid growth prospects.

What detracted from performance?

The consumer staples sector detracted the most from the Fund’s return during the reporting period, most notably drug retail companies. Drugstore chains experienced slower-than-expected patient growth and difficulties stemming from changes to the Medicare reimbursement program. Medicare is the single largest payer for healthcare services in the United States. In the healthcare sector, some of the larger pharmaceutical companies were pressured as they faced upcoming patent expirations and waning demand for COVID-related treatments.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: August 1, 2014 through July 31, 2024

Initial investment of $10,000

	Fund	MSCI USA Index	MSCI USA Enhanced Value Index
Jul 14	$10000	$10000	$10000
Aug 14	$10375	$10401	$10379
Sep 14	$10172	$10239	$10177
Oct 14	$10381	$10486	$10387
Nov 14	$10603	$10764	$10606
Dec 14	$10630	$10731	$10633
Jan 15	$10202	$10428	$10203
Feb 15	$10812	$11038	$10819
Mar 15	$10653	$10879	$10656
Apr 15	$10781	$10978	$10789
May 15	$10891	$11125	$10900
Jun 15	$10674	$10914	$10682
Jul 15	$10756	$11132	$10764
Aug 15	$10110	$10457	$10116
Sep 15	$9821	$10180	$9827
Oct 15	$10546	$11020	$10555
Nov 15	$10474	$11058	$10485
Dec 15	$10253	$10873	$10265
Jan 16	$9418	$10295	$9429
Feb 16	$9536	$10273	$9549
Mar 16	$10208	$10977	$10224
Apr 16	$10285	$11031	$10302
May 16	$10436	$11233	$10457
Jun 16	$10308	$11262	$10330
Jul 16	$10775	$11689	$10800
Aug 16	$10906	$11707	$10934
Sep 16	$10986	$11719	$11015
Oct 16	$10850	$11497	$10882
Nov 16	$11607	$11912	$11644
Dec 16	$11861	$12135	$11901
Jan 17	$12020	$12386	$12062
Feb 17	$12573	$12873	$12621
Mar 17	$12429	$12891	$12478
Apr 17	$12453	$13031	$12503
May 17	$12439	$13208	$12491
Jun 17	$12591	$13291	$12645
Jul 17	$12834	$13562	$12891
Aug 17	$12864	$13606	$12924
Sep 17	$13318	$13884	$13381
Oct 17	$13658	$14202	$13726
Nov 17	$14236	$14634	$14308
Dec 17	$14466	$14793	$14542
Jan 18	$15093	$15642	$15173
Feb 18	$14605	$15068	$14685
Mar 18	$14268	$14700	$14348
Apr 18	$14329	$14759	$14412
May 18	$14611	$15119	$14695
Jun 18	$14457	$15222	$14542
Jul 18	$14947	$15768	$15036
Aug 18	$15493	$16290	$15588
Sep 18	$15465	$16365	$15562
Oct 18	$14553	$15229	$14647
Nov 18	$14474	$15525	$14568
Dec 18	$12849	$14127	$12933
Jan 19	$14129	$15289	$14225
Feb 19	$14402	$15800	$14500
Mar 19	$14266	$16092	$14363
Apr 19	$14759	$16738	$14862
May 19	$13339	$15679	$13433
Jun 19	$14601	$16781	$14705
Jul 19	$14846	$17040	$14955
Aug 19	$14187	$16744	$14293
Sep 19	$14866	$17042	$14979
Oct 19	$15282	$17413	$15403
Nov 19	$15846	$18067	$15973
Dec 19	$16377	$18597	$16511
Jan 20	$15757	$18633	$15886
Feb 20	$14230	$17114	$14347
Mar 20	$11595	$14943	$11691
Apr 20	$12909	$16909	$13014
May 20	$13375	$17788	$13486
Jun 20	$13407	$18194	$13520
Jul 20	$13535	$19274	$13648
Aug 20	$14069	$20721	$14189
Sep 20	$13777	$19948	$13897
Oct 20	$13615	$19429	$13733
Nov 20	$15853	$21677	$15995
Dec 20	$16326	$22571	$16472
Jan 21	$16865	$22362	$17019
Feb 21	$18035	$22946	$18205
Mar 21	$19332	$23809	$19519
Apr 21	$19666	$25105	$19857
May 21	$20234	$25226	$20434
Jun 21	$19929	$25928	$20127
Jul 21	$19775	$26541	$19973
Aug 21	$19938	$27324	$20139
Sep 21	$19230	$26034	$19426
Oct 21	$19710	$27850	$19911
Nov 21	$19528	$27569	$19732
Dec 21	$21056	$28659	$21282
Jan 22	$20650	$27036	$20876
Feb 22	$20198	$26244	$20421
Mar 22	$20256	$27167	$20481
Apr 22	$19089	$24704	$19305
May 22	$19830	$24650	$20059
Jun 22	$17645	$22610	$17850
Jul 22	$18690	$24719	$18908
Aug 22	$18029	$23750	$18242
Sep 22	$16094	$21548	$16285
Oct 22	$18208	$23258	$18429
Nov 22	$19267	$24524	$19505
Dec 22	$18080	$23082	$18305
Jan 23	$19366	$24600	$19610
Feb 23	$18610	$24013	$18845
Mar 23	$18530	$24866	$18766
Apr 23	$18326	$25181	$18561
May 23	$17650	$25345	$17877
Jun 23	$18886	$27035	$19132
Jul 23	$19581	$27966	$19838
Aug 23	$19014	$27495	$19267
Sep 23	$18403	$26205	$18651
Oct 23	$17744	$25602	$17986
Nov 23	$19194	$28016	$19457
Dec 23	$20658	$29336	$20944
Jan 24	$20483	$29793	$20769
Feb 24	$21017	$31392	$21312
Mar 24	$22270	$32391	$22587
Apr 24	$20750	$31054	$21047
May 24	$21382	$32537	$21692
Jun 24	$21374	$33700	$21686
Jul 24	$22239	$34123	$22564

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

...
1 Year	5 Years	10 Years
Fund NAV...
13.57%	8.42%	8.32%
Fund Market...
13.54	8.41	8.32
MSCI USA Index...
22.02	14.90	13.06
MSCI USA Enhanced Value Index...
13.74	8.57	8.48

Key Fund statistics

Net Assets...
$7,144,486,050
Number of Portfolio Holdings...
153
Net Investment Advisory Fees...
$10,183,743
Portfolio Turnover Rate...
24%

The Fund has added the MSCI USA Index in response to new regulatory requirements.

The performance of the MSCI USA Enhanced Value Index in this report reflects the performance of the MSCI USA Value Weighted Index through August 31, 2015 and, beginning on September 1, 2015, the performance of the MSCI USA Enhanced Value Index.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Sector allocation

Sector	Percent of Total InvestmentsFootnote Reference(a)
Information Technology...
30.2%
Financials...
12.9
Health Care...
12.2
Consumer Discretionary...
10.0
Communication Services...
9.6
Industrials...
9.1
Consumer Staples...
5.6
Energy...
3.6
Materials...
2.3
Utilities...
2.3
Real Estate...
2.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
Cisco Systems, Inc...
5.6%
AT&T, Inc...
5.3
Intel Corp...
4.8
International Business Machines Corp...
3.7
Applied Materials, Inc...
3.1
Verizon Communications, Inc...
2.9
General Motors Co...
2.9
Pfizer, Inc...
2.6
Bank of America Corp...
2.0
RTX Corp...
1.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the company listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares MSCI USA Value Factor ETF

Annual Shareholder Report — July 31, 2024

VLUE-07/24-AR

iShares® LifePath® Retirement ETF

IRTR |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Retirement ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Retirement ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Index
Sep 23	$10000	$10000	$10000
Oct 23	$9833	$9982	$9573
Nov 23	$10443	$10434	$10467
Dec 23	$10899	$10833	$10984
Jan 24	$10886	$10803	$11137
Feb 24	$10989	$10651	$11739
Mar 24	$11193	$10749	$12115
Apr 24	$10868	$10478	$11600
May 24	$11176	$10655	$12146
Jun 24	$11317	$10756	$12548
Jul 24	$11565	$11007	$12730

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$3,957,244
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
10%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
60.0%
Domestic Equity...
26.4
International Equity...
13.6

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
24.5%
iShares U.S. Treasury Bond ETF...
18.8
iShares MBS ETF...
14.0
iShares 0-5 Year TIPS Bond ETF...
9.7
iShares Core MSCI International Developed Markets ETF...
9.0
iShares 10-20 Year Treasury Bond ETF...
5.5
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.2
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.5
iShares Core MSCI Emerging Markets ETF...
3.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Retirement ETF

Annual Shareholder Report — July 31, 2024

IRTR-07/24-AR

iShares® LifePath® Target Date 2025 ETF

ITDA |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2025 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

This report describes changes to the Fund that occurred during the reporting period.

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2025 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Bloomberg U.S. Aggregate Bond Index	Russell 1000® Index
Sep 23	$10000	$10000	$10000
Oct 23	$9817	$9982	$9573
Nov 23	$10455	$10434	$10467
Dec 23	$10926	$10833	$10984
Jan 24	$10910	$10803	$11137
Feb 24	$11027	$10651	$11739
Mar 24	$11241	$10749	$12115
Apr 24	$10907	$10478	$11600
May 24	$11225	$10655	$12146
Jun 24	$11368	$10756	$12548
Jul 24	$11618	$11007	$12730

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$3,455,193
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
10%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
58.5%
Domestic Equity...
27.4
International Equity...
14.1

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
25.3%
iShares U.S. Treasury Bond ETF...
15.9
iShares MBS ETF...
13.6
iShares 0-5 Year TIPS Bond ETF...
9.5
iShares Core MSCI International Developed Markets ETF...
9.4
iShares 10-20 Year Treasury Bond ETF...
6.6
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.8
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.9
iShares Core MSCI Emerging Markets ETF...
3.6
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2

⁽ᵃ⁾ Excludes money market funds.

Material Fund changes

This is a summary of certain changes to the Fund since October 17, 2023. For more complete information, you may review the Fund's next prospectus, which we expect to be available approximately 120 days after July 31, 2024 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

On June 5, 2024, the Board of Trustees of the Fund approved the reorganization of the Fund into the iShares Lifepath Retirement ETF. The reorganization is expected to occur during the fourth quarter of 2024.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2025 ETF

Annual Shareholder Report — July 31, 2024

ITDA-07/24-AR

iShares® LifePath® Target Date 2030 ETF

ITDB |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2030 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2030 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9765	$9573	$9982
Nov 23	$10472	$10467	$10434
Dec 23	$10976	$10984	$10833
Jan 24	$10955	$11137	$10803
Feb 24	$11144	$11739	$10651
Mar 24	$11397	$12115	$10749
Apr 24	$11028	$11600	$10478
May 24	$11398	$12146	$10655
Jun 24	$11550	$12548	$10756
Jul 24	$11815	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$9,980,161
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
10%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Fixed Income...
45.4%
Domestic Equity...
35.8
International Equity...
18.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
32.4%
iShares Core MSCI International Developed Markets ETF...
12.4
iShares MBS ETF...
10.5
iShares 10-20 Year Treasury Bond ETF...
8.5
iShares 0-5 Year TIPS Bond ETF...
7.7
iShares U.S. Treasury Bond ETF...
6.0
iShares 1-5 Year Investment Grade Corporate Bond ETF...
5.0
iShares Core MSCI Emerging Markets ETF...
4.7
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.3
iShares 5-10 Year Investment Grade Corporate Bond ETF...
3.4

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2030 ETF

Annual Shareholder Report — July 31, 2024

ITDB-07/24-AR

iShares® LifePath® Target Date 2035 ETF

ITDC |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2035 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2035 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9720	$9573	$9982
Nov 23	$10487	$10467	$10434
Dec 23	$11018	$10984	$10833
Jan 24	$10994	$11137	$10803
Feb 24	$11250	$11739	$10651
Mar 24	$11536	$12115	$10749
Apr 24	$11141	$11600	$10478
May 24	$11552	$12146	$10655
Jun 24	$11713	$12548	$10756
Jul 24	$11992	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$13,080,794
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
8%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
43.2%
Domestic Fixed Income...
33.6
International Equity...
23.2

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
38.4%
iShares Core MSCI International Developed Markets ETF...
15.4
iShares U.S. Treasury Bond ETF...
9.3
iShares MBS ETF...
9.1
iShares Core MSCI Emerging Markets ETF...
5.9
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.4
iShares 1-5 Year Investment Grade Corporate Bond ETF...
3.8
iShares 10-20 Year Treasury Bond ETF...
3.6
iShares Core U.S. REIT ETF...
3.0
iShares 5-10 Year Investment Grade Corporate Bond ETF...
2.6

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2035 ETF

Annual Shareholder Report — July 31, 2024

ITDC-07/24-AR

iShares® LifePath® Target Date 2040 ETF

ITDD |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2040 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2040 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9677	$9573	$9982
Nov 23	$10491	$10467	$10434
Dec 23	$11044	$10984	$10833
Jan 24	$11016	$11137	$10803
Feb 24	$11342	$11739	$10651
Mar 24	$11660	$12115	$10749
Apr 24	$11244	$11600	$10478
May 24	$11694	$12146	$10655
Jun 24	$11863	$12548	$10756
Jul 24	$12149	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$12,041,114
Number of Portfolio Holdings...
15
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
6%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
50.6%
International Equity...
27.1
Domestic Fixed Income...
22.3

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
44.4%
iShares Core MSCI International Developed Markets ETF...
18.1
iShares Core MSCI Emerging Markets ETF...
6.9
iShares MBS ETF...
5.9
iShares U.S. Treasury Bond ETF...
5.0
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.2
iShares Core U.S. REIT ETF...
3.8
iShares 10-20 Year Treasury Bond ETF...
2.8
iShares Russell 2000 ETF...
2.4
iShares 1-5 Year Investment Grade Corporate Bond ETF...
2.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2040 ETF

Annual Shareholder Report — July 31, 2024

ITDD-07/24-AR

iShares® LifePath® Target Date 2045 ETF

ITDE |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2045 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2045 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9634	$9573	$9982
Nov 23	$10488	$10467	$10434
Dec 23	$11060	$10984	$10833
Jan 24	$11037	$11137	$10803
Feb 24	$11435	$11739	$10651
Mar 24	$11778	$12115	$10749
Apr 24	$11336	$11600	$10478
May 24	$11818	$12146	$10655
Jun 24	$12006	$12548	$10756
Jul 24	$12296	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$12,189,402
Number of Portfolio Holdings...
13
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
5%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
58.6%
International Equity...
29.6
Domestic Fixed Income...
11.8

Ten largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
50.7%
iShares Core MSCI International Developed Markets ETF...
21.4
iShares Core MSCI Emerging Markets ETF...
8.2
iShares Core U.S. REIT ETF...
4.5
iShares 10+ Year Investment Grade Corporate Bond ETF...
4.2
iShares Russell 2000 ETF...
3.4
iShares MBS ETF...
3.3
iShares 10-20 Year Treasury Bond ETF...
1.5
iShares U.S. Treasury Bond ETF...
1.4
iShares 1-5 Year Investment Grade Corporate Bond ETF...
0.8

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2045 ETF

Annual Shareholder Report — July 31, 2024

ITDE-07/24-AR

iShares® LifePath® Target Date 2050 ETF

ITDF |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2050 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2050 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9617	$9573	$9982
Nov 23	$10477	$10467	$10434
Dec 23	$11033	$10984	$10833
Jan 24	$11032	$11137	$10803
Feb 24	$11489	$11739	$10651
Mar 24	$11856	$12115	$10749
Apr 24	$11424	$11600	$10478
May 24	$11928	$12146	$10655
Jun 24	$12113	$12548	$10756
Jul 24	$12394	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$12,903,334
Number of Portfolio Holdings...
11
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
6%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
62.5%
International Equity...
33.0
Domestic Fixed Income...
4.5

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
56.3%
iShares Core MSCI International Developed Markets ETF...
23.9
iShares Core MSCI Emerging Markets ETF...
9.1
iShares Russell 2000 ETF...
4.2
iShares 10+ Year Investment Grade Corporate Bond ETF...
3.2

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2050 ETF

Annual Shareholder Report — July 31, 2024

ITDF-07/24-AR

iShares® LifePath® Target Date 2055 ETF

ITDG |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2055 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2055 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9609	$9573	$9982
Nov 23	$10470	$10467	$10434
Dec 23	$11023	$10984	$10833
Jan 24	$11023	$11137	$10803
Feb 24	$11501	$11739	$10651
Mar 24	$11873	$12115	$10749
Apr 24	$11443	$11600	$10478
May 24	$11953	$12146	$10655
Jun 24	$12142	$12548	$10756
Jul 24	$12418	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$8,004,355
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
4%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.3%
International Equity...
34.4
Domestic Fixed Income...
1.3

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
58.6%
iShares Core MSCI International Developed Markets ETF...
24.9
iShares Core MSCI Emerging Markets ETF...
9.5
iShares Russell 2000 ETF...
4.6
iShares 10+ Year Investment Grade Corporate Bond ETF...
1.3

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2055 ETF

Annual Shareholder Report — July 31, 2024

ITDG-07/24-AR

iShares® LifePath® Target Date 2060 ETF

ITDH |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2060 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2060 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9609	$9573	$9982
Nov 23	$10470	$10467	$10434
Dec 23	$11023	$10984	$10833
Jan 24	$11023	$11137	$10803
Feb 24	$11501	$11739	$10651
Mar 24	$11874	$12115	$10749
Apr 24	$11443	$11600	$10478
May 24	$11954	$12146	$10655
Jun 24	$12143	$12548	$10756
Jul 24	$12418	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$4,925,650
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
3%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.4%
International Equity...
34.6
Domestic Fixed Income...
1.0

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
58.8%
iShares Core MSCI International Developed Markets ETF...
25.0
iShares Core MSCI Emerging Markets ETF...
9.6
iShares Russell 2000 ETF...
4.6
iShares Core U.S. REIT ETF...
1.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2060 ETF

Annual Shareholder Report — July 31, 2024

ITDH-07/24-AR

iShares® LifePath® Target Date 2065 ETF

ITDI |NYSE Arca

Annual Shareholder Report — July 31, 2024

This annual shareholder report contains important information about iShares LifePath Target Date 2065 ETF (the “Fund”) for the period of October 17, 2023 to July 31, 2024. You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1-800-iShares (1-800-474-2737).

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares LifePath Target Date 2065 ETF	$0Footnote Reference(a)Footnote Reference(b)	0.00%Footnote Reference(b)Footnote Reference(c)

⁽ᵃ⁾ The Fund commenced operations during the reporting period.

⁽ᵇ⁾ Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.

⁽ᶜ⁾ Annualized.

How did the Fund perform during the period?

  Slowing inflationary pressures and hopes of interest rate cuts drove global equities higher for the reporting period.

  U.S. stocks powered markets higher, driven by the enthusiasm for artificial intelligence. Emerging markets lagged their developed peers, held back by weakness in China’s recovery and a strengthening U.S. dollar.

  Central bank actions began to diverge as the European Central Bank cut its primary lending rate, the U.S. Federal Reserve Bank left interest rates unchanged, and the Bank of Japan exited its zero-interest rate policy that it had held since 2016.

  Bonds underperformed equities but still delivered generally positive total returns during the reporting period.

What contributed to performance?

Both equity and fixed income asset classes advanced during the reporting period. Across the LifePath® vintages, U.S. large-capitalization stocks were the largest driver of returns. The information technology sector was led by several firms that rapidly innovated, captured significant market share, and generated substantial profits. International developed stocks benefited from the sharp rally in Japanese stocks, supported by central bank actions and improved corporate governance.

The bond allocation also gained during the reporting period. Treasury yields (yields move inversely to price) experienced extreme fluctuations as shifting monetary policy decisions and geopolitical events created uncertainty and volatility. Mortgage-backed securities benefited as they provided higher yields than those of U.S. Treasuries, especially as investors sought higher returns. Investment-grade corporate bonds gained amid stable corporate fundamentals.

What detracted from performance?

Given the strength of equity and bond markets during the reporting period, there were no material detractors to the Fund’s performance.

The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Fund performance

Cumulative performance: October 17, 2023 through July 31, 2024

Initial investment of $10,000

	Fund	Russell 1000® Index	Bloomberg U.S. Aggregate Bond Index
Sep 23	$10000	$10000	$10000
Oct 23	$9609	$9573	$9982
Nov 23	$10470	$10467	$10434
Dec 23	$11023	$10984	$10833
Jan 24	$11023	$11137	$10803
Feb 24	$11501	$11739	$10651
Mar 24	$11874	$12115	$10749
Apr 24	$11443	$11600	$10478
May 24	$11954	$12146	$10655
Jun 24	$12143	$12548	$10756
Jul 24	$12418	$12730	$11007

See “Average annual total returns” for additional information on fund performance.

Average annual total returns

Key Fund statistics

Net Assets...
$4,925,634
Number of Portfolio Holdings...
8
Net Investment Advisory Fees...
$0
Portfolio Turnover Rate...
3%

As of the date of this report, the Fund does not have a full fiscal year of performance information to report.

The inception date of the Fund was October 17, 2023. The first day of secondary market trading was October 19, 2023.

Past performance is not an indication of future results.Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares. Visit iShares.com for more recent performance information.

What did the Fund invest in?

(as of July 31, 2024)

Portfolio composition

Asset class	Percent of Total InvestmentsFootnote Reference(a)
Domestic Equity...
64.4%
International Equity...
34.6
Domestic Fixed Income...
1.0

Five largest holdings

Security	Percent of Total InvestmentsFootnote Reference(a)
iShares Russell 1000 ETF...
58.8%
iShares Core MSCI International Developed Markets ETF...
25.0
iShares Core MSCI Emerging Markets ETF...
9.6
iShares Russell 2000 ETF...
4.6
iShares Core U.S. REIT ETF...
1.0

⁽ᵃ⁾ Excludes money market funds.

Additional information

If you wish to view additional information about the Fund, including but not limited to financial statements, the Fund’s prospectus, and proxy voting policies and procedures, please visit blackrock.com/fundreports.  For proxy voting records, visit blackrock.com/proxyrecords.

Householding

Householding is an option available to certain fund investors. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Please contact your broker-dealer if you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, or if you are currently enrolled in householding and wish to change your householding status.

The Fund is not sponsored, endorsed, issued, sold or promoted by Bloomberg L.P. or FTSE Russell, nor do these companies make any representation regarding the advisability of investing in the Fund. BlackRock is not affiliated with the companies listed above.

©2024 BlackRock, Inc. or its affiliates. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its affiliates. All other trademarks are those of their respective owners.

iShares LifePath Target Date 2065 ETF

Annual Shareholder Report — July 31, 2024

ITDI-07/24-AR

(b)    Not Applicable

Item 2 –  Code of Ethics – The registrant has adopted a code of ethics, as of the end of the period covered by this report, applicable to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.  During the period covered by this report, the registrant has not amended the code of ethics and there have been no waivers granted under the code of ethics. The registrant undertakes to provide a copy of the code of ethics to any person upon request, without charge, by calling 1-800-474-2737.
Item 3 –  Audit Committee Financial Expert – The registrant’s board of trustees (the “board of trustees”), has determined that (i) the registrant has the following audit committee financial experts serving on its audit committee and (ii) each audit committee financial expert is independent:

Richard L. Fagnani
Madhav V. Rajan

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert.  The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification.  The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4 – Principal Accountant Fees and Services
The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the twenty-one series of the registrant for which the fiscal year-end is July 31, 2024 (the “Funds”), and whose annual financial statements are reported in Item 1.
(a) Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Funds’ annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $122,050 for the fiscal year ended July 31, 2023 and $198,050 for the fiscal year ended July 31, 2024.
(b) Audit-Related Fees – There were no fees billed for the fiscal years ended July 31, 2023 and July 31, 2024 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Funds financial statements and are not reported under (a) of this Item.
(c) Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning for the Funds were $106,700 for the fiscal year ended July 31, 2023 and $203,700 for the fiscal year ended July 31, 2024. These services related to the review of the Funds’ tax returns and excise tax calculations.
(d) All Other Fees – There were no other fees billed in each of the fiscal years ended July 31, 2023 and July 31, 2024 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)(1) Audit Committee Pre-Approval Policies and Procedures:
The registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the registrant or to any entity controlling, controlled by or under common control with the registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the registrant, if the engagement relates directly to the operations and financial reporting of the registrant.

(e)(2)  None of the services described in each of Items 4(b) through (d) were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Not Applicable

(g) The aggregate non-audit fees billed by the registrant’s principal accountant for services rendered to the Funds, and rendered to the registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the registrant for the last two fiscal years were $106,700 for the fiscal year ended July 31, 2023 and $203,700 for the fiscal year ended July 31, 2024.
              (h) The registrant’s audit committee has considered whether the provision of non-audit services rendered to the registrant’s investment adviser and any Adviser Affiliate that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, is compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services, if any, does not compromise the principal accountant’s independence.
               (i) – Not Applicable
               (j) – Not Applicable

Item 5 –  Audit Committee of Listed Registrant
(a)    The following individuals are members of the registrant’s separately designated standing Committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934 (15 U.S.C. 78c(a)(58)(A)):

Richard L. Fagnani
Laura F. Fergerson
Cecilia H. Herbert
Madhav V. Rajan

(b)    Not Applicable
Item 6 – Investments

(a) The registrant’s Schedule of Investments is included as part of the Financial Statement and Financial Highlights for Open-End Management Investment Companies filed under Item 7 of this Form.

(b) Not Applicable due to no such divestments during the semi-annual period covered since the previous Form N-CSR filing.
Item 7 – Financial Statements and Financial Highlights for Open-End Management Investment Companies –

(a)    The registrant’s Financial Statements are attached herewith.

(b) The registrant’s Financial Highlights are attached herewith.
July 31, 2024
2024 Annual Financial Statements
iShares Trust
iShares Core Aggressive Allocation ETF | AOA | NYSE Arca
iShares Core Conservative Allocation ETF | AOK | NYSE Arca
iShares Core Growth Allocation ETF | AOR | NYSE Arca
iShares Core Moderate Allocation ETF | AOM | NYSE Arca
iShares Morningstar Multi-Asset Income ETF | IYLD | Cboe BZX

Page
2

Important Tax Information
(unaudited)
................................................................................................. 35

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  50 .0%
iShares Core S&P 500 ETF .................. 1,650,624 $ 913,323,272
iShares Core S&P Mid-Cap ETF ............... 896,092 55,530,821
iShares Core S&P Small-Cap ETF ............. 212,807 25,183,580
994,037,673
a
Domestic Fixed Income  —  16 .5%
iShares Core Total USD Bond Market ETF ........ 7,126,701 328,683,450
a
International Equity  —  30 .5%
iShares Core MSCI Emerging Markets ETF ....... 2,933,816 158,250,035
iShares Core MSCI International Developed Markets
ETF ................................ 6,596,028 446,748,976
604,999,011
a
International Fixed Income  —  2 .9%
iShares Core International Aggregate Bond ETF .... 1,131,480 57,660,221
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,679,440,639 ) ............................... 1,985,380,355
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (b)
............................ 1,986,529 $ 1,986,529
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,986,529 ) .................................. 1,986,529
Total Investments — 100.0%
(Cost: $ 1,681,427,168 ) ............................... 1,987,366,884
Liabilities in Excess of Other Assets — 0 .0% ................ (43,564)
Net Assets — 100.0% ................................. $ 1,987,323,320
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ — $ — $ (250)
(b)
$ 250 $ — $ — — $ 10,454
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 2,259,190 — (272,661)
(b)
— — 1,986,529 1,986,529 159,601 —
iShares Core
International
Aggregate Bond
ETF ......... 47,857,229 15,507,902 (7,512,146) (115,579) 1,922,815 57,660,221 1,131,480 1,836,514 —
iShares Core MSCI
Emerging Markets
ETF ......... 145,127,740 31,200,903 (24,020,639) (9,901) 5,951,932 158,250,035 2,933,816 4,515,293 —
iShares Core MSCI
International
Developed Markets
ETF ......... 402,513,379 82,309,990 (72,533,874) 5,049,244 29,410,237 446,748,976 6,596,028 13,499,274 —
iShares Core S&P
500 ETF ...... 744,174,105 146,145,603 (131,020,275) 37,248,125 116,775,714 913,323,272 1,650,624 11,867,783 —
iShares Core S&P
Mid-Cap ETF ... 45,736,505 11,227,714 (8,849,824) 2,269,641 5,146,785 55,530,821 896,092 714,416 —
iShares Core S&P
Small-Cap ETF . 19,675,962 5,481,749 (3,224,600) 780,376 2,470,093 25,183,580 212,807 299,361 —
iShares Core Total
USD Bond Market
ETF ......... 264,617,316 92,971,490 (36,644,177) 1,430,842 6,307,979 328,683,450 7,126,701 10,979,575 —
$ 46,652,998 $ 167,985,555
$ 1,987,366,884
$ 43,882,271 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

Schedule of Investments
(continued)
July 31, 2024
iShares
®
Core Aggressive Allocation ETF
4
2024
iShares Annual Financial Statements
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 6 09/20/24 $ 1,667 $ 10,156
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 10,156 $ — $ — $ — $ 10,156
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 782,103 $ — $ — $ — $ 782,103
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (90,895) $ — $ — $ — $ (90,895)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 1,660,725
a

iShares
®
Core Aggressive Allocation ETF
Schedule of Investments
(continued)
July 31, 2024
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ......................................... $ 1,985,380,355 $ — $ — $ 1,985,380,355
Short-Term Securities
Money Market Funds .......................................... 1,986,529 — — 1,986,529
$ 1,987,366,884 $ — $ — $ 1,987,366,884
Derivative Financial Instruments
(a)
Assets
Equity Contracts ............................................... $ 10,156 $ — $ — $ 10,156
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Schedule of Investments
July 31, 2024
iShares
®
Core Conservative Allocation ETF
(Percentages shown are based on Net Assets)
6
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  19 .1%
iShares Core S&P 500 ETF .................. 183,336 $ 101,443,475
iShares Core S&P Mid-Cap ETF ............... 99,530 6,167,874
iShares Core S&P Small-Cap ETF ............. 23,631 2,796,493
110,407,842
a
Domestic Fixed Income  —  58 .9%
iShares Core Total USD Bond Market ETF ........ 7,387,779 340,724,367
a
International Equity  —  11 .6%
iShares Core MSCI Emerging Markets ETF ....... 325,852 17,576,457
iShares Core MSCI International Developed Markets
ETF ................................ 732,599 49,618,930
67,195,387
a
International Fixed Income  —  10 .3%
iShares Core International Aggregate Bond ETF .... 1,172,935 59,772,768
a
Total Long-Term Investments — 99.9%
(Cost: $ 616,654,153 ) ................................ 578,100,364
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (b)
............................ 447,253 $ 447,253
a
Total Short-Term Securities — 0.1%
(Cost: $ 447,253 ) ................................... 447,253
Total Investments — 100.0%
(Cost: $ 617,101,406 ) ................................ 578,547,617
Liabilities in Excess of Other Assets — 0 .0% ................ (44,013)
Net Assets — 100.0% ................................. $ 578,503,604
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ 20,296,414 $ — $ (20,296,698)
(b)
$ 202 $ 82 $ — — $ 12,949
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 1,779,284 — (1,332,031)
(b)
— — 447,253 447,253 57,549 —
iShares Core
International
Aggregate Bond
ETF ......... 70,773,509 24,225,313 (37,068,857) (1,245,590) 3,088,393 59,772,768 1,172,935 2,591,734 —
iShares Core MSCI
Emerging Markets
ETF ......... 22,995,093 6,821,031 (12,645,671) (523,713) 929,717 17,576,457 325,852 631,834 —
iShares Core MSCI
International
Developed Markets
ETF ......... 63,777,541 18,476,880 (36,633,657) 1,017,885 2,980,281 49,618,930 732,599 1,781,791 —
iShares Core S&P
500 ETF ...... 117,911,921 34,565,461 (70,384,482) 8,372,358 10,978,217 101,443,475 183,336 1,666,026 —
iShares Core S&P
Mid-Cap ETF ... 7,246,385 2,368,496 (4,333,303) 290,702 595,594 6,167,874 99,530 101,160 —
iShares Core S&P
Small-Cap ETF . 3,117,468 1,115,681 (1,807,100) 94,081 276,363 2,796,493 23,631 41,503 —
iShares Core Total
USD Bond Market
ETF ......... 391,329,136 139,286,316 (196,912,792) (7,637,168) 14,658,875 340,724,367 7,387,779 14,058,844 —
$ 368,757 $ 33,507,522
$ 578,547,617
$ 20,943,390 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

iShares
®
Core Conservative Allocation ETF
Schedule of Investments
(continued)
July 31, 2024
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 578,100,364  $ —  $ —  $ 578,100,364
Short-Term Securities
Money Market Funds ...................................... 447,253  —  —  447,253
$ 578,547,617  $ —  $ —  $ 578,547,617

Schedule of Investments
July 31, 2024
iShares
®
Core Growth Allocation ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  37 .8%
iShares Core S&P 500 ETF .................. 1,306,290 $ 722,796,383
iShares Core S&P Mid-Cap ETF ............... 709,160 43,946,645
iShares Core S&P Small-Cap ETF ............. 168,416 19,930,349
786,673,377
a
Domestic Fixed Income  —  33 .3%
iShares Core Total USD Bond Market ETF ........ 15,040,013 693,645,400
a
International Equity  —  23 .0%
iShares Core MSCI Emerging Markets ETF ....... 2,321,795 125,237,623
iShares Core MSCI International Developed Markets
ETF ................................ 5,220,036 353,553,038
478,790,661
a
International Fixed Income  —  5 .8%
iShares Core International Aggregate Bond ETF .... 2,387,851 121,684,887
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,949,999,859 ) ............................... 2,080,794,325
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (b)
............................ 2,386,776 $ 2,386,776
a
Total Short-Term Securities — 0.1%
(Cost: $ 2,386,776 ) .................................. 2,386,776
Total Investments — 100.0%
(Cost: $ 1,952,386,635 ) ............................... 2,083,181,101
Liabilities in Excess of Other Assets — 0 .0% ................ (154,583)
Net Assets — 100.0% ................................. $ 2,083,026,518
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency
Shares
(a)
...... $ — $ — $ (1,389)
(b)
$ 1,389 $ — $ — — $ 25,175
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 3,504,508 — (1,117,732)
(b)
— — 2,386,776 2,386,776 215,440 —
iShares Core
International
Aggregate Bond
ETF ......... 111,382,020 40,255,320 (33,696,698) (410,037) 4,154,282 121,684,887 2,387,851 4,416,826 —
iShares Core MSCI
Emerging Markets
ETF ......... 126,663,234 35,173,998 (40,909,442) (580,175) 4,890,008 125,237,623 2,321,795 3,923,907 —
iShares Core MSCI
International
Developed Markets
ETF ......... 351,301,792 94,323,521 (120,345,646) 7,509,227 20,764,144 353,553,038 5,220,036 11,447,970 —
iShares Core S&P
500 ETF ...... 649,492,070 171,391,778 (226,366,975) 31,733,169 96,546,341 722,796,383 1,306,290 10,226,800 —
iShares Core S&P
Mid-Cap ETF ... 39,917,768 12,315,553 (14,421,352) 1,436,002 4,698,674 43,946,645 709,160 617,950 —
iShares Core S&P
Small-Cap ETF . 17,172,312 5,859,056 (5,751,143) 523,219 2,126,905 19,930,349 168,416 256,369 —
iShares Core Total
USD Bond Market
ETF ......... 615,867,167 235,981,865 (174,530,739) 3,476,576 12,850,531 693,645,400 15,040,013 24,832,561 —
$ 43,689,370 $ 146,030,885
$ 2,083,181,101
$ 55,962,998 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).

iShares
®
Core Growth Allocation ETF
Schedule of Investments
(continued)
July 31, 2024
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 2,080,794,325 $ — $ — $ 2,080,794,325
Short-Term Securities
Money Market Funds ...................................... 2,386,776 — — 2,386,776
$ 2,083,181,101 $ — $ — $ 2,083,181,101

Schedule of Investments
July 31, 2024
iShares
®
Core Moderate Allocation ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  25 .4%
iShares Core S&P 500 ETF .................. 583,415 $ 322,815,188
iShares Core S&P Mid-Cap ETF ............... 316,723 19,627,324
iShares Core S&P Small-Cap ETF ............. 75,219 8,901,417
351,343,929
a
Domestic Fixed Income  —  50 .3%
iShares Core Total USD Bond Market ETF ........ 15,113,565 697,037,618
a
International Equity  —  15 .4%
iShares Core MSCI Emerging Markets ETF ....... 1,036,959 55,933,568
iShares Core MSCI International Developed Markets
ETF ................................ 2,331,359 157,902,945
213,836,513
a
International Fixed Income  —  8 .8%
iShares Core International Aggregate Bond ETF .... 2,399,527 122,279,896
a
Total Long-Term Investments — 99.9%
(Cost: $ 1,383,114,729 ) ............................... 1,384,497,956
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (b)
............................ 1,681,996 $ 1,681,996
a
Total Short-Term Securities — 0.1%
(Cost: $ 1,681,996 ) .................................. 1,681,996
Total Investments — 100.0%
(Cost: $ 1,384,796,725 ) ............................... 1,386,179,952
Liabilities in Excess of Other Assets — 0 .0% ................ (101,678)
Net Assets — 100.0% ................................. $ 1,386,078,274
(a)
Affiliate of the Fund.
(b)
Annualized 7-day yield as of period end.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares
(a)
$ — $ 3,297
(b)
$ — $ (3,297) $ — $ — — $ 15,886
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 3,137,565 — (1,455,569)
(b)
— — 1,681,996 1,681,996 138,555 —
iShares Core
International
Aggregate Bond
ETF ........ 118,727,434 29,900,774 (30,216,661) (656,224) 4,524,573 122,279,896 2,399,527 4,421,777 —
iShares Core
MSCI Emerging
Markets ETF .. 60,007,204 11,608,604 (17,519,438) (720,662) 2,557,860 55,933,568 1,036,959 1,783,121 —
iShares Core MSCI
International
Developed
Markets ETF .. 166,430,861 30,524,279 (51,355,923) 2,703,745 9,599,983 157,902,945 2,331,359 5,221,096 —
iShares Core S&P
500 ETF ..... 307,699,357 56,572,016 (99,236,951) 18,793,703 38,987,063 322,815,188 583,415 4,707,000 —
iShares Core S&P
Mid-Cap ETF .. 18,910,825 4,203,655 (6,182,167) 1,094,580 1,600,431 19,627,324 316,723 284,143 —
iShares Core S&P
Small-Cap ETF 8,135,704 2,073,926 (2,450,507) 459,657 682,637 8,901,417 75,219 118,197 —

iShares
®
Core Moderate Allocation ETF
Schedule of Investments
(continued)
July 31, 2024
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core
Total USD Bond
Market ETF ... $ 656,482,135 $ 174,632,449 $ (149,295,174) $ 2,190,734 $ 13,027,474 $ 697,037,618 15,113,565 $ 25,710,908 $ —
$ 23,862,236 $ 70,980,021
$ 1,386,179,952
$ 42,400,683 $ —
(a)
As of period end, the entity is no longer held.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 1,384,497,956  $ —  $ —  $ 1,384,497,956
Short-Term Securities
Money Market Funds ...................................... 1,681,996  —  —  1,681,996
$ 1,386,179,952  $ —  $ —  $ 1,386,179,952

Schedule of Investments
July 31, 2024
iShares
®
Morningstar Multi-Asset Income ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  20 .5%
iShares Core U.S. REIT ETF ................. 113,990 $ 6,490,590
iShares Preferred and Income Securities ETF ...... 563,256 17,860,848
24,351,438
a
Domestic Fixed Income  —  35 .7%
iShares Agency Bond ETF ................... 58,446 6,385,810
iShares Broad USD High Yield Corporate Bond ETF
(b)
486,987 17,969,820
iShares Core 1-5 Year USD Bond ETF .......... 373,453 17,925,744
42,281,374
a
International Equity  —  19 .3%
iShares Latin America 40 ETF
(b)
............... 212,929 5,280,639
iShares MSCI EAFE Value ETF ............... 318,434 17,577,557
22,858,196
a
International Fixed Income  —  24 .5%
iShares Floating Rate Bond ETF
(b)
............. 344,782 17,621,808
iShares J.P. Morgan EM Corporate Bond ETF ..... 133,005 5,975,915
Security Shares Value
a
International Fixed Income — 24.5% (continued)
iShares J.P. Morgan EM Local Currency Bond ETF .. 150,630 $ 5,491,970
29,089,693
a
Total Long-Term Investments — 100.0%
(Cost: $ 121,061,845 ) ................................ 118,580,701
a
Short-Term Securities
Money Market Funds  —  14 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 17,495,943 17,502,942
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 94,726 94,726
a
Total Short-Term Securities — 14.8%
(Cost: $ 17,597,291 ) ................................. 17,597,668
Total Investments — 114.8%
(Cost: $ 138,659,136 ) ................................ 136,178,369
Liabilities in Excess of Other Assets — ( 14 .8 ) % .............. (17,525,333)
Net Assets — 100.0% ................................. $ 118,653,036
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 47,039,503 $ — $ (29,536,897)
(a)
$ (1,098) $ 1,434 $ 17,502,942 17,495,943 $ 271,671
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 263,003 — (168,277)
(a)
— — 94,726 94,726 10,903 —
iShares 1-3 Year
Treasury Bond
ETF
(c)
....... — 12,608,589 (12,615,987) 7,398 — — — 104,955 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF
(c)
....... 19,703,861 1,948,969 (21,957,208) 265,974 38,404 — — 567,911 —
iShares Agency
Bond ETF .... — 6,418,259 (148,362) 84 115,829 6,385,810 58,446 35,820 —
iShares Broad
USD High Yield
Corporate Bond
ETF ........ — 18,115,585 (416,132) (2,040) 272,407 17,969,820 486,987 200,293 —
iShares Core 1-5
Year USD Bond
ETF ........ — 18,078,873 (416,738) (986) 264,595 17,925,744 373,453 112,620 —
iShares Core U.S.
REIT ETF .... — 6,119,353 (141,901) 537 512,601 6,490,590 113,990 33,061 —

iShares
®
Morningstar Multi-Asset Income ETF
Schedule of Investments
(continued)
July 31, 2024
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Emerging
Markets Dividend
ETF
(c)
....... $ 13,802,602 $ 1,205,344 $ (16,089,772) $ (4,238,280) $ 5,320,106 $ — — $ 776,478 $ —
iShares Floating
Rate Bond ETF 19,816,887 2,418,098 (4,695,395) 31,398 50,820 17,621,808 344,782 1,096,829 —
iShares iBoxx $ High
Yield Corporate
Bond ETF
(c)
... 26,759,088 2,105,096 (29,399,549) (2,720,361) 3,255,726 — — 1,255,629 —
iShares International
Select Dividend
ETF
(c)
....... 8,044,671 6,739,385 (15,888,728) (69,901) 1,174,573 — — 527,690 —
iShares J.P. Morgan
EM Corporate
Bond ETF .... — 6,038,309 (138,987) (420) 77,013 5,975,915 133,005 51,512 —
iShares J.P. Morgan
EM Local
Currency Bond
ETF ........ 6,969,761 754,272 (2,008,232) (290,953) 67,122 5,491,970 150,630 88,075 —
iShares J.P. Morgan
USD Emerging
Markets Bond
ETF
(c)
....... 6,612,299 6,620,153 (13,258,928) 244,383 (217,907) — — 104,782 —
iShares Latin
America 40 ETF — 5,893,946 (128,882) (7,215) (477,210) 5,280,639 212,929 139,787 —
iShares Mortgage
Real Estate ETF
(c)
14,959,742 4,248,521 (18,316,191) (2,461,709) 1,569,637 — — 697,044 —
iShares MSCI EAFE
Value ETF .... 5,348,457 18,339,824 (5,599,983) 180,065 (690,806) 17,577,557 318,434 484,996 —
iShares Preferred
and Income
Securities ETF . 13,622,847 10,815,337 (6,714,651) (619,982) 757,297 17,860,848 563,256 1,030,111 —
$ (9,683,106) $ 12,091,641
$ 136,178,369
$ 7,590,167 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
(c)
As of period end, the entity is no longer held.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 118,580,701 $ — $ — $ 118,580,701
Short-Term Securities
Money Market Funds ...................................... 17,597,668 — — 17,597,668
$ 136,178,369 $ — $ — $ 136,178,369

14
2024
iShares Annual Financial Statements
Statements of Assets and Liabilities
July 31, 2024
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
ASSETS
Investments, at value — affiliated
(a)
........................................ $ 1,987,366,884  $ 578,547,617  $ 2,083,181,101  $ 1,386,179,952
Cash pledged:
Futures contracts .................................................. 88,000  —  —  —
Receivables:
Securities lending income — affiliated .................................... —  —  208  1,159
Capital shares sold ................................................. —  —  3,240  —
Dividends — affiliated ............................................... 19,097  3,897  21,236  14,674
Variation margin on futures contracts ..................................... 25,650  —  —  —
Total assets .......................................................
1,987,499,631  578,551,514  2,083,205,785  1,386,195,785
LIABILITIES
Payables:
Investment advisory fees ............................................. 176,311  47,910  179,267  117,511
Total liabilities ......................................................
176,311  47,910  179,267  117,511
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 1,987,323,320  $ 578,503,604  $ 2,083,026,518  $ 1,386,078,274
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 1,706,521,497  $ 628,043,161  $ 1,985,024,784  $ 1,406,085,257
Accumulated earnings (loss) ............................................ 280,801,823  (49,539,557) 98,001,734  (20,006,983)
NET ASSETS ......................................................
$ 1,987,323,320  $ 578,503,604  $ 2,083,026,518  $ 1,386,078,274
NET ASSET VALUE
Shares outstanding .................................................. 26,250,000  15,400,000  36,500,000  31,800,000
Net asset value ..................................................... $ 75.71  $ 37.57  $ 57.07  $ 43.59
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Investments, at cost — affiliated ........................................ $ 1,681,427,168  $ 617,101,406  $ 1,952,386,635  $ 1,384,796,725

15
Statements of Assets and Liabilities
(continued)
July 31, 2024
Statements of Assets and Liabilities
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
ASSETS
Investments, at value — affiliated
(a) (b)
...................................................................................... $ 136,178,369
Receivables:
Securities lending income — affiliated ................................................................................... 10,068
Dividends — affiliated .............................................................................................. 1,052
Total assets ......................................................................................................
136,189,489
LIABILITIES
Collateral on securities loaned .......................................................................................... 17,511,599
Payables:
Investment advisory fees ............................................................................................ 24,854
Total liabilities .....................................................................................................
17,536,453
Commitments and contingent liabilities
NET ASSETS .....................................................................................................
$ 118,653,036
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................................... $ 184,372,383
Accumulated loss .................................................................................................. (65,719,347)
NET ASSETS .....................................................................................................
$ 118,653,036
NET ASSET VALUE
Shares outstanding ................................................................................................. 5,900,000
Net asset value .................................................................................................... $ 20.11
Shares authorized .................................................................................................. Unlimited
Par value ........................................................................................................ None
(a)
Securities loaned, at value .......................................................................................... $ 17,124,174
(b)
Investments, at cost — affiliated ....................................................................................... $ 138,659,136

16
2024
iShares Annual Financial Statements
Statements of Operations
Year Ended July 31, 2024
See notes to financial statements.
iShares
Core Aggressive
Allocation ETF
iShares
Core Conservative
Allocation ETF
iShares
Core Growth
Allocation ETF
iShares
Core Moderate
Allocation ETF
INVESTMENT INCOME
Dividends — affiliated .............................................. $ 43,871,817  $ 20,930,441  $ 55,937,823  $ 42,384,797
Interest — unaffiliated .............................................. 10,705  1,843  3,733  3,143
Securities lending income — affiliated — net ............................... 10,454  12,949  25,175  15,886
Total investment income ..............................................
43,892,976  20,945,233  55,966,731  42,403,826
EXPENSES
Investment advisory ............................................... 2,681,747  947,892  2,991,658  2,039,809
Interest expense ................................................. 4  5  13  —
Total expenses .................................................... 2,681,751  947,897  2,991,671  2,039,809
Less: (789,843) (345,927) (963,546) (714,814)
Investment advisory fees waived ....................................... (789,843) (345,927) (963,546) (714,814)
Total expenses after fees waived ........................................
1,891,908  601,970  2,028,125  1,324,995
Net investment income ...............................................
42,001,068  20,343,263  53,938,606  41,078,831
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................... (3,912,689) (1,535,900) (4,738,562) (3,472,099)
Futures contracts ............................................... 782,103  —  —  —
In-kind redemptions — affiliated
(a)
.................................... 50,565,687  1,904,657  48,427,932  27,334,335
47,435,101  368,757  43,689,370  23,862,236
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................... 167,985,555  33,507,522  146,030,885  70,980,021
Futures contracts ............................................... (90,895) —  —  —
167,894,660  33,507,522  146,030,885  70,980,021
Net realized and unrealized gain ........................................
215,329,761  33,876,279  189,720,255  94,842,257
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 257,330,829  $ 54,219,542  $ 243,658,861  $ 135,921,088
(a)
See Note 2 of the Notes to Financial Statements.

17
Statements of Operations
(continued)
Year Ended July 31, 2024
Statements of Operations
See notes to financial statements.
iShares
Morningstar Multi-
Asset Income ETF
INVESTMENT INCOME
Dividends — affiliated .............................................................................................. $ 7,318,496
Interest — unaffiliated .............................................................................................. 296
Securities lending income — affiliated — net ............................................................................... 271,671
Total investment income ..............................................................................................
7,590,463
EXPENSES
Investment advisory ............................................................................................... 308,177
Interest expense ................................................................................................. 94
Total expenses .................................................................................................... 308,271
Less: (1,239)
Investment advisory fees waived ....................................................................................... (1,239)
Total expenses after fees waived ........................................................................................
307,032
Net investment income ...............................................................................................
7,283,431
—
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ........................................................................................... (9,174,745)
In-kind redemptions — affiliated
(a)
.................................................................................... (508,361)
(9,683,106)
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ........................................................................................... 12,091,641
12,091,641
Net realized and unrealized gain ........................................................................................
2,408,535
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................................
$ 9,691,966
(a)
See Note 2 of the Notes to Financial Statements.

18
2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
Core Aggressive Allocation ETF
iShares
Core Conservative Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 42,001,068  $ 31,590,513  $ 20,343,263  $ 19,521,721
Net realized gain (loss) ......................................... 47,435,101  95,400,105  368,757  (8,170,484)
Net change in unrealized appreciation (depreciation) ..................... 167,894,660  31,858,639  33,507,522  223,541
Net increase in net assets resulting from operations ........................
257,330,829  158,849,257  54,219,542  11,574,778
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(42,001,864) (31,583,604) (20,351,701) (19,515,919)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
100,041,309  50,787,208  (134,245,040) (90,629,822)
NET ASSETS
Total increase (decrease) in net assets ................................ 315,370,274  178,052,861  (100,377,199) (98,570,963)
Beginning of year ...............................................
1,671,953,046  1,493,900,185  678,880,803  777,451,766
End of year ...................................................
$ 1,987,323,320  $ 1,671,953,046  $ 578,503,604  $ 678,880,803
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

19
Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Core Growth Allocation ETF
iShares
Core Moderate Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 53,938,606  $ 46,098,759  $ 41,078,831  $ 34,811,927
Net realized gain ............................................. 43,689,370  108,476,281  23,862,236  23,041,188
Net change in unrealized appreciation (depreciation) ..................... 146,030,885  (97,082) 70,980,021  (11,990,964)
Net increase in net assets resulting from operations ........................
243,658,861  154,477,958  135,921,088  45,862,151
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(53,941,543) (46,085,797) (41,086,223) (34,793,702)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(21,823,731) (176,696,941) (48,177,588) (236,731,183)
NET ASSETS
Total increase (decrease) in net assets ................................ 167,893,587  (68,304,780) 46,657,277  (225,662,734)
Beginning of year ...............................................
1,915,132,931  1,983,437,711  1,339,420,997  1,565,083,731
End of year ...................................................
$ 2,083,026,518  $ 1,915,132,931  $ 1,386,078,274  $ 1,339,420,997
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

20
2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
Morningstar Multi-Asset Income ETF
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 7,283,431  $ 8,841,563
Net realized loss ................................................................................ (9,683,106) (13,754,396)
Net change in unrealized appreciation (depreciation) ........................................................ 12,091,641  5,848,473
Net increase in net assets resulting from operations ...........................................................
9,691,966  935,640
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders .................................................
(7,307,160) (8,811,807)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions .................................................
(19,629,925) (32,266,234)
NET ASSETS
Total decrease in net assets .......................................................................... (17,245,119) (40,142,401)
Beginning of year ..................................................................................
135,898,155  176,040,556
End of year ......................................................................................
$ 118,653,036  $ 135,898,155
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

21
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Aggressive Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 67.69  $ 63.03  $ 70.93  $ 56.77  $ 54.53
Net investment income
(a)
................................ 1 .63  1 .29  1 .43  1 .05  1 .24
Net realized and unrealized gain (loss)
(b)
......................
7 .99  4 .63  ( 7 .93 ) 14.19  2 .24
Net increase (decrease) from investment operations ...............
9 .62  5 .92  ( 6 .50 ) 15.24  3 .48
Distributions from net investment income
(c)
...................... ( 1 .60 ) ( 1 .26 ) ( 1 .40 ) ( 1 .08 ) ( 1 .24 )
Net asset value, end of year ..............................
$ 75.71  $ 67.69  $ 63.03  $ 70.93  $ 56.77
Total Return
(d)
– – – – –
Based on net asset value .................................
14.43% 9 .57% ( 9 .24 ) % 27.01% 6 .49%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .11% 0 .11% 0 .12% 0 .20% 0 .19%
Net investment income ...................................
2 .35% 2 .08% 2 .11% 1 .62% 2 .27%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,987,323  $ 1,671,953  $ 1,493,900  $ 1,464,706  $ 1,016,165
Portfolio turnover rate
(f)
...................................
4% 5% 2% 6% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

22
2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Conservative Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 35.54  $ 35.74  $ 40.05  $ 37.15  $ 35.27
Net investment income
(a)
................................ 1 .15  0 .88  0 .68  0 .61  0 .88
Net realized and unrealized gain (loss)
(b)
......................
2 .00  ( 0 .21 ) ( 4 .32 ) 2 .96  1 .89
Net increase (decrease) from investment operations ...............
3 .15  0 .67  ( 3 .64 ) 3 .57  2 .77
Distributions from net investment income
(c)
...................... ( 1 .12 ) ( 0 .87 ) ( 0 .67 ) ( 0 .67 ) ( 0 .89 )
Net asset value, end of year ..............................
$ 37.57  $ 35.54  $ 35.74  $ 40.05  $ 37.15
Total Return
(d)
– – – – –
Based on net asset value .................................
9 .05% 1 .98% ( 9 .16 ) % 9 .70% 7 .98%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .09% 0 .11% 0 .19% 0 .19%
Net investment income ...................................
3 .22% 2 .55% 1 .79% 1 .58% 2 .46%
Supplemental Data
Net assets, end of year (000) ...............................
$ 578,504  $ 678,881  $ 777,452  $ 945,256  $ 698,418
Portfolio turnover rate
(f)
...................................
4% 5% 2% 5% 5%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

23
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Growth Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 52.18  $ 50.09  $ 56.25  $ 47.70  $ 45.57
Net investment income
(a)
................................ 1 .44  1 .13  1 .08  0 .84  1 .09
Net realized and unrealized gain (loss)
(b)
......................
4 .84  2 .04  ( 6 .19 ) 8 .60  2 .13
Net increase (decrease) from investment operations ...............
6 .28  3 .17  ( 5 .11 ) 9 .44  3 .22
Distributions from net investment income
(c)
...................... ( 1 .39 ) ( 1 .08 ) ( 1 .05 ) ( 0 .89 ) ( 1 .09 )
Net asset value, end of year ..............................
$ 57.07  $ 52.18  $ 50.09  $ 56.25  $ 47.70
Total Return
(d)
– – – – –
Based on net asset value .................................
12.24% 6 .51% ( 9 .18 ) % 19.92% 7 .20%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .12% 0 .20% 0 .19%
Net investment income ...................................
2 .70% 2 .30% 2 .01% 1 .59% 2 .37%
Supplemental Data
Net assets, end of year (000) ...............................
$ 2,083,027  $ 1,915,133  $ 1,983,438  $ 1,844,998  $ 1,414,304
Portfolio turnover rate
(f)
...................................
5% 6% 2% 7% 4%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

24
2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Core Moderate Allocation ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 40.77  $ 40.39  $ 45.30  $ 40.76  $ 38.77
Net investment income
(a)
................................ 1 .24  0 .96  0 .80  0 .68  0 .96
Net realized and unrealized gain (loss)
(b)
......................
2 .80  0 .39  ( 4 .91 ) 4 .59  1 .99
Net increase (decrease) from investment operations ...............
4 .04  1 .35  ( 4 .11 ) 5 .27  2 .95
Distributions from net investment income
(c)
...................... ( 1 .22 ) ( 0 .97 ) ( 0 .80 ) ( 0 .73 ) ( 0 .96 )
Net asset value, end of year ..............................
$ 43.59  $ 40.77  $ 40.39  $ 45.30  $ 40.76
Total Return
(d)
– – – – –
Based on net asset value .................................
10.10% 3 .48% ( 9 .15 ) % 13.03% 7 .75%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .17% 0 .25% 0 .25%
Total expenses after fees waived ............................
0 .10% 0 .10% 0 .12% 0 .19% 0 .19%
Net investment income ...................................
3 .02% 2 .46% 1 .86% 1 .57% 2 .44%
Supplemental Data
Net assets, end of year (000) ...............................
$ 1,386,078  $ 1,339,421  $ 1,565,084  $ 1,707,920  $ 1,239,057
Portfolio turnover rate
(f)
...................................
6% 5% 2% 7% 6%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

25
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares Morningstar Multi-Asset Income ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .........................
$ 19.70  $ 20.47  $ 24.32  $ 22.91  $ 24.96
Net investment income
(a)
............................... 1 .16  1 .16  0 .78  0 .74  1 .23
Net realized and unrealized gain (loss)
(b)
.....................
0 .40  ( 0 .78 ) ( 3 .82 ) 1 .54  ( 2 .02 )
Net increase (decrease) from investment operations ..............
1 .56  0 .38  ( 3 .04 ) 2 .28  ( 0 .79 )
Distributions
(c)
– – – – –
From net investment income ............................ ( 1 .15 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .21 )
Return of capital .....................................
—  —  —  —  ( 0 .05 )
Total distributions .....................................
( 1 .15 ) ( 1 .15 ) ( 0 .81 ) ( 0 .87 ) ( 1 .26 )
Net asset value, end of year .............................
$ 20.11  $ 19.70  $ 20.47  $ 24.32  $ 22.91
Total Return
(d)
– – – – –
Based on net asset value ................................
8 .32% 2 .14% (12.75) % 10.15% ( 3 .10 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .25% 0 .25% 0 .25% 0 .25% 0 .25%
Total expenses after fees waived ...........................
0 .25% 0 .24% 0 .25% 0 .24% 0 .22%
Net investment income ..................................
5 .91% 6 .00% 3 .44% 3 .16% 5 .15%
Supplemental Data
Net assets, end of year (000) ..............................
$ 118,653  $ 135,898  $ 176,041  $ 243,191  $ 279,450
Portfolio turnover rate
(f)
..................................
97% 70% 73% 94% 66%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
26
2024
iShares Annual Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
Bank Overdraft:  Certain Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable. For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
iShares ETF
Diversification
Classification
Core Aggressive Allocation .............................................................................................. Diversified
Core Conservative Allocation ............................................................................................. Diversified
Core Growth Allocation ................................................................................................. Diversified
Core Moderate Allocation ............................................................................................... Diversified
Morningstar Multi-Asset Income ........................................................................................... Diversified

Notes to Financial Statements
( continued)
27
Notes to Financial Statements
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
(continued)
28
2024
iShares Annual Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Expense Waivers: A fund may incur its pro rata share of fees and expenses attributable to its investments in other investment companies (“acquired fund fees and expenses”). The total of the investment advisory fee and acquired fund fees and expenses, if any, is a fund’s total annual operating expenses. Total expenses as shown in the Statement of Operations does not include acquired fund fees and expenses.
For each of the iShares Core Aggressive Allocation, iShares Core Conservative Allocation, iShares Core Growth Allocation and iShares Core Moderate Allocation ETFs,
BFA has contractually agreed to waive a portion of its investment advisory fee for each Fund through November 30, 2026, in an amount equal to the acquired fund fees and expenses, if any, attributable to each Fund’s investments in other iShares funds.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
Morningstar Multi-Asset Income
BNP Paribas SA ............................................. $ 500,960  $ (500,960) $ —  $ —
BofA Securities, Inc. .......................................... 14,373,870  (14,373,870) —  —
Morgan Stanley ............................................. 1,175,530  (1,175,530) —  —
UBS Securities LLC .......................................... 1,073,814  (1,073,814) —  —
$ 17,124,174  $ (17,124,174)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by the Fund is disclosed in the Fund’s Statement of Assets and Liabilities.
iShares ETF Investment Advisory Fees
Core Aggressive Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
Core Conservative Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Growth Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Core Moderate Allocation . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
Morningstar Multi-Asset Income . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.25

Notes to Financial Statements
( continued)
29
Notes to Financial Statements
For the iShares Morningstar Multi-Asset Income ETF, BFA has contractually agreed to waive a portion of its investment advisory fee for the Fund through November 30, 2026 in order to limit the Fund’s total annual operating expenses after fee waiver to 0.60% of average daily net assets.
These amounts are included in investment advisory fees waived in the Statements of Operations. For the year ended July 31, 2024, the amounts waived in investment advisory fees pursuant to this arrangement were as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts Waived
Core Aggressive Allocation .............................................................................................................................................. $ 789,843
Core Conservative Allocation ............................................................................................................................................ 345,927
Core Growth Allocation .................................................................................................................................................. 963,546
Core Moderate Allocation ............................................................................................................................................... 714,814
Morningstar Multi-Asset Income ......................................................................................................................................... 1,239
iShares ETF Amounts
Core Aggressive Allocation ............................................................................................. $ 4,024
Core Conservative Allocation ............................................................................................ 3,811
Core Growth Allocation ................................................................................................ 7,541
Core Moderate Allocation .............................................................................................. 4,834
Morningstar Multi-Asset Income .......................................................................................... 66,160
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
Core Aggressive Allocation ......................................................... $ 64,298  $ 2,337,595  $ (245,918)
Core Conservative Allocation ........................................................ —  379,060  (39,439)
Core Growth Allocation ............................................................ 30,261  1,703,958  (195,565)
Core Moderate Allocation .......................................................... 2,423  1,592,987  (157,198)

Notes to Financial Statements
(continued)
30
2024
iShares Annual Financial Statements
7. Purchases and Sales
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to distributions paid in excess of taxable income and realized gains (losses)
from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
iShares ETF Purchases Sales
Core Aggressive Allocation ........................................................................... $ 80,710,720  $ 79,502,252
Core Conservative Allocation .......................................................................... 26,299,927  25,104,468
Core Growth Allocation .............................................................................. 109,789,475  108,348,628
Core Moderate Allocation ............................................................................ 83,195,532  81,687,954
Morningstar Multi-Asset Income ........................................................................ 118,762,799  118,547,957
iShares ETF In-kind Purchases In-kind Sales
Core Aggressive Allocation ........................................................................... $ 304,134,631  $ 204,303,280
Core Conservative Allocation .......................................................................... 200,559,251  334,681,393
Core Growth Allocation .............................................................................. 485,511,615  507,673,367
Core Moderate Allocation ............................................................................ 226,320,171  274,568,869
Morningstar Multi-Asset Income ........................................................................ 9,705,116  29,315,482
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
Core Aggressive Allocation .......................................................................... $ 50,565,686  $ (50,565,686)
Core Conservative Allocation ......................................................................... 1,894,794  (1,894,794)
Core Growth Allocation ............................................................................. 48,427,932  (48,427,932)
Core Moderate Allocation ........................................................................... 27,322,626  (27,322,626)
Morningstar Multi-Asset Income ....................................................................... (509,833) 509,833
iShares ETF
Year Ended
07/31/24
Year Ended
07/31/23
Core Aggressive Allocation
Ordinary income .......................................................................................... $ 42,001,864  $ 31,583,604
Core Conservative Allocation
Ordinary income .......................................................................................... $ 20,351,701  $ 19,515,919
Core Growth Allocation
Ordinary income .......................................................................................... $ 53,941,543  $ 46,085,797
Core Moderate Allocation
Ordinary income .......................................................................................... $ 41,086,223  $ 34,793,702
Morningstar Multi-Asset Income
Ordinary income .......................................................................................... $ 7,307,160  $ 8,811,807

Notes to Financial Statements
( continued)
31
Notes to Financial Statements
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
Core Aggressive Allocation ......................................
$ 6,113  $ (23,574,707) $ 304,370,417  $ 280,801,823
Core Conservative Allocation .....................................
—  (10,609,622) (38,929,935) (49,539,557)
Core Growth Allocation .........................................
10,025  (30,396,707) 128,388,416  98,001,734
Core Moderate Allocation .......................................
10,833  (19,850,303) (167,513) (20,006,983)
Morningstar Multi-Asset Income ...................................
6,027  (63,181,098) (2,544,276) (65,719,347)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
Core Aggressive Allocation ....................................... $ 1,682,996,467  $ 336,127,161  $ (31,756,744) $ 304,370,417
Core Conservative Allocation ...................................... 617,477,552  22,956,010  (61,885,945) (38,929,935)
Core Growth Allocation .......................................... 1,954,792,685  215,862,781  (87,474,365) 128,388,416
Core Moderate Allocation ........................................ 1,386,347,465  105,023,703  (105,191,216) (167,513)
Morningstar Multi-Asset Income .................................... 138,722,645  1,353,585  (3,897,861) (2,544,276)

Notes to Financial Statements
(continued)
32
2024
iShares Annual Financial Statements
bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
Core Aggressive Allocation
Shares sold ............................................... 4,500,000  $ 304,676,921  9,800,000  $ 595,858,021
Shares redeemed ........................................... (2,950,000) (204,635,612) (8,800,000) (545,070,813)
1,550,000  $ 100,041,309  1,000,000  $ 50,787,208
Core Conservative Allocation
Shares sold ............................................... 5,700,000  $ 200,923,151  20,350,000  $ 693,870,405
Shares redeemed ........................................... (9,400,000) (335,168,191) (23,000,000) (784,500,227)
(3,700,000) $ (134,245,040) (2,650,000) $ (90,629,822)
Core Growth Allocation
Shares sold ............................................... 9,450,000  $ 486,691,231  26,050,000  $ 1,242,485,211
Shares redeemed ........................................... (9,650,000) (508,514,962) (28,950,000) (1,419,182,152)
(200,000) $ (21,823,731) (2,900,000) $ (176,696,941)
Core Moderate Allocation
Shares sold ............................................... 5,600,000  $ 226,846,376  10,050,000  $ 387,798,793
Shares redeemed ........................................... (6,650,000) (275,023,964) (15,950,000) (624,529,976)
(1,050,000) $ (48,177,588) (5,900,000) $ (236,731,183)
Morningstar Multi-Asset Income
Shares sold ............................................... 500,000  $ 9,734,333  1,400,000  $ 27,512,043
Shares redeemed ........................................... (1,500,000) (29,364,258) (3,100,000) (59,778,277)
(1,000,000) $ (19,629,925) (1,700,000) $ (32,266,234)

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm
34
2024
iShares Annual Financial Statements
To the Board of Trustees of
iShares Trust and Shareholders of each of the five funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (five of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares Core Aggressive Allocation ETF
iShares Core Conservative Allocation ETF
iShares Core Growth Allocation ETF
iShares Core Moderate Allocation ETF
iShares Morningstar Multi-Asset Income ETF

Important Tax Information
(unaudited)
35
Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024 :
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the fiscal year ended July 31, 2024 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the fiscal year ended July 31, 2024 :
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the fiscal year ended July 31, 2024 :
iShares ETF
Qualified Dividend
Income
Core Aggressive Allocation .............................................................................................. $ 25,896,198
Core Conservative Allocation ............................................................................................. 4,136,163
Core Growth Allocation ................................................................................................. 23,270,012
Core Moderate Allocation ............................................................................................... 10,910,215
Morningstar Multi-Asset Income ........................................................................................... 2,036,126
iShares ETF
Qualified Business
Income
Core Aggressive Allocation .............................................................................................. $ 168,858
Core Conservative Allocation ............................................................................................. 28,704
Core Growth Allocation ................................................................................................. 153,548
Core Moderate Allocation ............................................................................................... 74,656
Morningstar Multi-Asset Income ........................................................................................... 790,808
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
Core Aggressive Allocation .............................................................................
$ 18,617,672 $ 2,261,008
Core Conservative Allocation ............................................................................
3,975,094 358,106
Core Growth Allocation ................................................................................
17,961,434 2,034,229
Core Moderate Allocation ..............................................................................
9,424,708 946,070
Morningstar Multi-Asset Income ..........................................................................
2,973,796 201,268
iShares ETF
Dividends-Received
Deduction
Core Aggressive Allocation .............................................................................................. 27 .49%
Core Conservative Allocation ............................................................................................. 8 .71
Core Growth Allocation ................................................................................................. 18 .99
Core Moderate Allocation ............................................................................................... 11 .94
Morningstar Multi-Asset Income ........................................................................................... 6 .78
iShares ETF Interest Dividends
Core Aggressive Allocation .............................................................................................. $ 10,246,975
Core Conservative Allocation ............................................................................................. 15,232,625
Core Growth Allocation ................................................................................................. 24,609,685
Core Moderate Allocation ............................................................................................... 25,849,226
Morningstar Multi-Asset Income ........................................................................................... 3,917,787
iShares ETF
Interest-Related
Dividends
Core Aggressive Allocation .............................................................................................. $ 7,776,955
Core Conservative Allocation ............................................................................................. 11,583,123
Core Growth Allocation ................................................................................................. 18,645,971
Core Moderate Allocation ............................................................................................... 19,651,931
Morningstar Multi-Asset Income ........................................................................................... 2,757,212

Additional Information
36
2024
iShares Annual Financial Statements
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract
37
Board Review and Approval of Investment Advisory Contract
iShares Core Aggressive Allocation ETF, iShares Core Conservative Allocation ETF, iShares Core Growth Allocation ETF, iShares Core Moderate Allocation ETF
(each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
38
2024
iShares Annual Financial Statements
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
39
Board Review and Approval of Investment Advisory Contract
iShares Morningstar Multi-Asset Income ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were higher than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
40
2024
iShares Annual Financial Statements
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
41
Glossary of Terms Used in this Report
Portfolio Abbreviation
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by Morningstar, Inc. or S&P Dow Jones Indices
LLC, nor do these companies make any representation regarding the advisability of investing in the iShares Funds.
BlackRock is not affiliated with the companies listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2024
2024 Annual Financial Statements
iShares Trust
iShares ESG MSCI USA Min Vol Factor ETF | ESMV | NASDAQ
iShares MSCI USA Min Vol Factor ETF | USMV | Cboe BZX

Page

Important Tax Information
(unaudited)
................................................................................................. 24

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .0%
Huntington Ingalls Industries, Inc. .............. 39 $ 10,919
Northrop Grumman Corp. ................... 378 183,073
RTX Corp. ............................. 474 55,690
249,682
a
Air Freight & Logistics  —  0 .6%
CH Robinson Worldwide, Inc. ................ 590 52,540
United Parcel Service, Inc. , Class B ............ 146 19,034
71,574
a
Banks  —  0 .2%
First Citizens BancShares, Inc. , Class A .......... 14 29,228
a
Beverages  —  2 .2%
Coca-Cola Co. (The) ...................... 1,637 109,254
Keurig Dr Pepper, Inc. ..................... 654 22,419
PepsiCo, Inc. ........................... 842 145,388
277,061
a
Biotechnology  —  5 .9%
Alnylam Pharmaceuticals, Inc.
(a)
............... 157 37,281
Amgen, Inc. ............................ 558 185,518
Gilead Sciences, Inc. ...................... 1,916 145,731
Incyte Corp.
(a)
........................... 480 31,234
Regeneron Pharmaceuticals, Inc.
(a)
............. 113 121,948
Vertex Pharmaceuticals, Inc.
(a)
................ 404 200,271
721,983
a
Broadline Retail  —  0 .4%
MercadoLibre, Inc.
(a)
....................... 30 50,067
a
Building Products  —  1 .3%
Johnson Controls International PLC ............ 369 26,398
Trane Technologies PLC .................... 387 129,367
155,765
a
Capital Markets  —  2 .7%
Cboe Global Markets, Inc. ................... 539 98,912
CME Group, Inc. , Class A ................... 246 47,652
Intercontinental Exchange, Inc. ............... 321 48,651
S&P Global, Inc. ......................... 275 133,301
328,516
a
Chemicals  —  0 .4%
Ecolab, Inc. ............................ 170 39,217
Linde PLC ............................. 31 14,059
53,276
a
Commercial Services & Supplies  —  2 .7%
Republic Services, Inc. ..................... 108 20,986
Veralto Corp. ............................ 1,257 133,946
Waste Management, Inc. .................... 856 173,477
328,409
a
Communications Equipment  —  3 .5%
Cisco Systems, Inc. ....................... 3,387 164,100
F5, Inc.
(a)
.............................. 67 13,644
Juniper Networks, Inc. ..................... 1,654 62,339
Motorola Solutions, Inc. .................... 482 192,280
432,363
a
Construction Materials  —  0 .7%
CRH PLC .............................. 984 84,329
a
Security Shares Value
a
Consumer Staples Distribution & Retail  —  1 .1%
Kroger Co. (The) ......................... 2,432 $ 132,544
a
Containers & Packaging  —  0 .4%
Amcor PLC ............................. 4,525 47,648
a
Distributors  —  0 .3%
LKQ Corp. ............................. 1,028 42,662
a
Diversified Telecommunication Services  —  1 .7%
AT&T, Inc. .............................. 2,299 44,256
Verizon Communications, Inc. ................ 4,238 171,724
215,980
a
Electric Utilities  —  1 .0%
Eversource Energy ....................... 841 54,589
Exelon Corp. ............................ 154 5,729
NextEra Energy, Inc. ...................... 839 64,091
124,409
a
Electronic Equipment, Instruments & Components  —  0 .8%
Keysight Technologies, Inc.
(a)
................. 707 98,676
a
Entertainment  —  1 .3%
Electronic Arts, Inc. ....................... 1,024 154,563
a
Financial Services  —  2 .3%
Fiserv, Inc.
(a) (b)
........................... 204 33,368
Jack Henry & Associates, Inc. ................ 99 16,976
Mastercard, Inc. , Class A .................... 242 112,218
Visa, Inc. , Class A ........................ 471 125,131
287,693
a
Food Products  —  3 .3%
Campbell Soup Co. ....................... 988 46,298
General Mills, Inc. ........................ 2,526 169,596
Hormel Foods Corp. ....................... 1,536 49,321
Kellanova .............................. 1,396 81,177
Kraft Heinz Co. (The) ...................... 1,423 50,104
McCormick & Co., Inc. , NVS ................. 214 16,480
412,976
a
Ground Transportation  —  0 .9%
Knight-Swift Transportation Holdings, Inc. , Class A .. 167 9,090
Old Dominion Freight Line, Inc. ............... 243 51,073
Uber Technologies, Inc.
(a)
................... 787 50,738
110,901
a
Health Care Equipment & Supplies  —  0 .7%
Hologic, Inc.
(a)
........................... 848 69,205
Solventum Corp.
(a) (b)
....................... 216 12,718
81,923
a
Health Care Providers & Services  —  6 .0%
Cardinal Health, Inc. ....................... 92 9,277
Cencora, Inc. ........................... 418 99,434
Cigna Group (The) ........................ 175 61,017
Elevance Health, Inc. ...................... 167 88,849
Humana, Inc. ........................... 143 51,710
McKesson Corp. ......................... 291 179,553
Quest Diagnostics, Inc. ..................... 564 80,257
UnitedHealth Group, Inc. .................... 306 176,305
746,402
a
Hotels, Restaurants & Leisure  —  1 .5%
Domino's Pizza, Inc. ....................... 37 15,862
McDonald's Corp. ........................ 456 121,022

Schedule of Investments
(continued)
July 31, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
4
2024
iShares Annual Financial Statements
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Yum! Brands, Inc. ........................ 385 $ 51,140
188,024
a
Household Products  —  3 .6%
Church & Dwight Co., Inc. ................... 478 46,849
Clorox Co. (The) ......................... 260 34,302
Colgate-Palmolive Co. ..................... 1,677 166,341
Kimberly-Clark Corp. ...................... 529 71,441
Procter & Gamble Co. (The) ................. 809 130,055
448,988
a
Industrial Conglomerates  —  0 .7%
Honeywell International, Inc. ................. 393 80,467
a
Insurance  —  4 .7%
Aon PLC , Class A ........................ 21 6,899
Arthur J Gallagher & Co. .................... 109 30,900
Assurant, Inc. ........................... 112 19,585
Marsh & McLennan Companies, Inc. ............ 823 183,175
Progressive Corp. (The) .................... 681 145,816
Travelers Companies, Inc. (The) ............... 825 178,563
Willis Towers Watson PLC ................... 70 19,760
584,698
a
IT Services  —  4 .8%
Accenture PLC , Class A .................... 488 161,343
Akamai Technologies, Inc.
(a)
.................. 442 43,440
Cognizant Technology Solutions Corp. , Class A ..... 503 38,067
Gartner, Inc.
(a)
........................... 181 90,715
GoDaddy, Inc. , Class A
(a) (b)
................... 131 19,054
International Business Machines Corp. .......... 1,029 197,712
VeriSign, Inc.
(a)
.......................... 236 44,134
594,465
a
Machinery  —  0 .8%
CNH Industrial N.V. ....................... 3,629 38,649
Otis Worldwide Corp. ...................... 265 25,043
Xylem, Inc. ............................. 267 35,644
99,336
a
Media  —  0 .1%
Comcast Corp. , Class A .................... 267 11,019
a
Metals & Mining  —  1 .2%
Newmont Corp. .......................... 2,987 146,572
a
Multi-Utilities  —  3 .9%
CMS Energy Corp. ........................ 1,093 70,826
Consolidated Edison, Inc. ................... 1,696 165,394
Public Service Enterprise Group, Inc. ........... 2,374 189,374
Sempra ............................... 744 59,565
485,159
a
Oil, Gas & Consumable Fuels  —  3 .8%
Chevron Corp. ........................... 279 44,771
Hess Corp. ............................. 1,152 176,740
Marathon Petroleum Corp. .................. 81 14,339
ONEOK, Inc. ............................ 1,434 119,495
Phillips 66 .............................. 322 46,844
Targa Resources Corp. ..................... 524 70,887
473,076
a
Pharmaceuticals  —  4 .7%
Bristol-Myers Squibb Co. .................... 620 29,487
Eli Lilly & Co. ........................... 222 178,548
Johnson & Johnson ....................... 829 130,858
Merck & Co., Inc. ......................... 1,365 154,422
Security Shares Value
a
Pharmaceuticals (continued)
Zoetis, Inc. , Class A ....................... 469 $ 84,439
577,754
a
Professional Services  —  1 .8%
Automatic Data Processing, Inc. ............... 627 164,663
Broadridge Financial Solutions, Inc. ............ 180 38,520
Leidos Holdings, Inc. ...................... 92 13,285
216,468
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 507 57,144
a
Semiconductors & Semiconductor Equipment  —  4 .0%
First Solar, Inc.
(a)
......................... 129 27,863
Intel Corp. ............................. 1,820 55,947
NVIDIA Corp. ........................... 1,499 175,413
NXP Semiconductors NV ................... 187 49,211
Texas Instruments, Inc. ..................... 897 182,817
491,251
a
Software  —  10 .5%
Adobe, Inc.
(a)
............................ 243 134,051
Aspen Technology, Inc.
(a)
.................... 91 17,103
Atlassian Corp. , Class A
(a)
................... 75 13,243
Autodesk, Inc.
(a)
.......................... 96 23,762
Cadence Design Systems, Inc.
(a)
.............. 481 128,745
Fair Isaac Corp.
(a)
......................... 31 49,600
Gen Digital, Inc. .......................... 1,699 44,157
HubSpot, Inc.
(a)
.......................... 147 73,063
Intuit, Inc. .............................. 37 23,952
Microsoft Corp. .......................... 416 174,034
Oracle Corp. ............................ 820 114,349
PTC, Inc.
(a)
............................. 537 95,505
Roper Technologies, Inc. .................... 312 169,962
Salesforce, Inc. .......................... 299 77,381
ServiceNow, Inc.
(a)
........................ 22 17,917
Synopsys, Inc.
(a)
......................... 81 45,224
Workday, Inc. , Class A
(a)
.................... 385 87,441
1,289,489
a
Specialized REITs  —  0 .7%
Equinix, Inc. ............................ 105 82,975
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a)
......................... 17 53,273
Home Depot, Inc. (The) .................... 446 164,199
Lowe's Companies, Inc. .................... 445 109,252
TJX Companies, Inc. (The) .................. 61 6,894
Tractor Supply Co. ........................ 127 33,442
Ulta Beauty, Inc.
(a)
........................ 64 23,353
390,413
a
Technology Hardware, Storage & Peripherals  —  1 .8%
Apple, Inc. ............................. 297 65,958
Hewlett Packard Enterprise Co. ............... 4,514 89,874
NetApp, Inc. ............................ 160 20,317
Seagate Technology Holdings PLC ............. 480 49,041
225,190
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 50 46,131
a
Trading Companies & Distributors  —  3 .1%
Fastenal Co. ............................ 127 8,985
Ferguson PLC ........................... 841 187,249

iShares
®
ESG MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
5
Schedule of Investments
Derivative Financial Instruments Categorized by Risk Exposure
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Security Shares Value
a
Trading Companies & Distributors (continued)
WW Grainger, Inc. ........................ 187 $ 182,663
378,897
a
Water Utilities  —  0 .2%
American Water Works Co., Inc. ............... 209 29,753
a
Wireless Telecommunication Services  —  1 .4%
T-Mobile U.S., Inc. ........................ 919 167,515
a
Total Long-Term Investments — 99.8%
(Cost: $ 11,881,336 ) ................................. 12,303,414
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 58,588 $ 58,612
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 18,866 18,866
a
Total Short-Term Securities — 0.6%
(Cost: $ 77,477 ) .................................... 77,478
Total Investments — 100.4%
(Cost: $ 11,958,813 ) ................................. 12,380,892
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (48,054)
Net Assets — 100.0% ................................. $ 12,332,838
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 106,858 $ — $ (48,226)
(a)
$ (21) $ 1 $ 58,612 58,588 $ 211
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 12,074 6,792
(a)
— — — 18,866 18,866 1,281 —
$ (21) $ 1
$ 77,478
$ 1,492 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 707 $ — $ — $ — $ 707

Schedule of Investments
(continued)
July 31, 2024
iShares
®
ESG MSCI USA Min Vol Factor ETF
6
2024
iShares Annual Financial Statements
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 12,303,414  $ —  $ —  $ 12,303,414
Short-Term Securities
Money Market Funds ...................................... 77,478  —  —  77,478
$ 12,380,892  $ —  $ —  $ 12,380,892

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .5%
General Dynamics Corp. .................... 50,520 $ 15,090,829
Lockheed Martin Corp. ..................... 403,625 218,732,460
Northrop Grumman Corp. ................... 759,103 367,648,765
RTX Corp. ............................. 187,617 22,043,121
623,515,175
a
Banks  —  0 .9%
First Citizens BancShares, Inc. , Class A .......... 104,063 217,251,284
a
Beverages  —  2 .0%
Coca-Cola Co. (The) ...................... 398,183 26,574,733
Keurig Dr Pepper, Inc. ..................... 4,923,584 168,780,460
PepsiCo, Inc. ........................... 1,689,733 291,766,197
487,121,390
a
Biotechnology  —  6 .1%
AbbVie, Inc. ............................ 1,631,945 302,432,047
Alnylam Pharmaceuticals, Inc.
(a)
............... 240,444 57,095,832
Amgen, Inc. ............................ 549,783 182,786,354
BioMarin Pharmaceutical, Inc.
(a)
............... 934,091 78,771,894
Gilead Sciences, Inc. ...................... 2,803,190 213,210,631
Incyte Corp.
(a)
........................... 1,956,295 127,296,116
Neurocrine Biosciences, Inc.
(a) (b)
............... 709,033 100,377,802
Regeneron Pharmaceuticals, Inc.
(a)
............. 207,513 223,945,955
United Therapeutics Corp.
(a)
.................. 98,673 30,913,264
Vertex Pharmaceuticals, Inc.
(a)
................ 401,301 198,932,932
1,515,762,827
a
Broadline Retail  —  0 .3%
Amazon.com, Inc.
(a)
....................... 174,183 32,568,737
MercadoLibre, Inc.
(a)
....................... 24,372 40,674,431
73,243,168
a
Capital Markets  —  1 .7%
Cboe Global Markets, Inc. ................... 1,082,114 198,578,740
CME Group, Inc. , Class A ................... 607,295 117,639,114
Intercontinental Exchange, Inc. ............... 467,377 70,835,658
Tradeweb Markets, Inc. , Class A ............... 378,389 42,258,484
429,311,996
a
Chemicals  —  0 .6%
Corteva, Inc. ............................ 1,683,411 94,439,357
Linde PLC ............................. 95,019 43,091,117
137,530,474
a
Commercial Services & Supplies  —  4 .8%
Republic Services, Inc. ..................... 1,920,961 373,281,142
Rollins, Inc. ............................. 1,914,549 91,726,043
Waste Connections, Inc. .................... 2,169,072 385,595,929
Waste Management, Inc. .................... 1,719,491 348,472,046
1,199,075,160
a
Communications Equipment  —  4 .1%
Arista Networks, Inc.
(a)
..................... 198,499 68,789,829
Cisco Systems, Inc. ....................... 6,720,145 325,591,025
F5, Inc.
(a)
.............................. 602,973 122,789,422
Juniper Networks, Inc. ..................... 3,326,558 125,377,971
Motorola Solutions, Inc. .................... 968,849 386,493,243
1,029,041,490
a
Consumer Staples Distribution & Retail  —  2 .1%
Kroger Co. (The) ......................... 2,726,464 148,592,288
Walmart, Inc. ............................ 5,362,831 368,104,720
516,697,008
a
Security Shares Value
a
Containers & Packaging  —  0 .2%
Packaging Corp. of America ................. 218,464 $ 43,664,400
a
Diversified Telecommunication Services  —  2 .0%
AT&T, Inc. .............................. 8,551,912 164,624,306
Verizon Communications, Inc. ................ 8,406,250 340,621,250
505,245,556
a
Electric Utilities  —  3 .8%
Alliant Energy Corp. ....................... 415,449 23,123,891
American Electric Power Co., Inc. .............. 1,053,750 103,393,950
Duke Energy Corp. ....................... 3,431,895 375,003,167
Southern Co. (The) ....................... 3,997,868 333,901,935
Xcel Energy, Inc. ......................... 1,730,792 100,870,558
936,293,501
a
Electronic Equipment, Instruments & Components  —  3 .3%
Amphenol Corp. , Class A ................... 5,291,305 340,019,259
CDW Corp. ............................. 529,980 115,593,938
Corning, Inc. ............................ 1,728,231 69,146,522
Keysight Technologies, Inc.
(a)
................. 941,453 131,398,595
TE Connectivity Ltd. ....................... 118,239 18,247,825
Teledyne Technologies, Inc.
(a) (b)
............... 318,844 134,507,530
808,913,669
a
Entertainment  —  1 .2%
Electronic Arts, Inc. ....................... 1,398,764 211,129,438
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 1,010,923 81,753,343
292,882,781
a
Financial Services  —  3 .5%
Berkshire Hathaway, Inc. , Class B
(a)
............ 864,494 379,080,619
Fiserv, Inc.
(a) (b)
........................... 842,127 137,746,713
Mastercard, Inc. , Class A .................... 351,056 162,788,178
Visa, Inc. , Class A ........................ 749,233 199,048,731
878,664,241
a
Food Products  —  4 .0%
Campbell Soup Co. ....................... 1,987,374 93,128,346
General Mills, Inc. ........................ 2,733,293 183,513,292
Hershey Co. (The) ........................ 453,924 89,640,911
Hormel Foods Corp. ....................... 1,803,407 57,907,399
Kellanova .............................. 2,601,781 151,293,565
Kraft Heinz Co. (The) ...................... 3,196,608 112,552,568
Mondelez International, Inc. , Class A ............ 1,802,329 123,189,187
Tyson Foods, Inc. , Class A .................. 2,937,404 178,887,904
990,113,172
a
Gas Utilities  —  0 .0%
Atmos Energy Corp. ....................... 100,665 12,873,040
a
Ground Transportation  —  0 .5%
Knight-Swift Transportation Holdings, Inc. , Class A .. 297,498 16,192,816
Uber Technologies, Inc.
(a)
................... 1,679,417 108,272,014
124,464,830
a
Health Care Equipment & Supplies  —  1 .0%
Abbott Laboratories ....................... 202,356 21,437,595
Becton Dickinson & Co. .................... 656,927 158,358,822
Hologic, Inc.
(a)
........................... 536,575 43,789,886
Medtronic PLC .......................... 409,501 32,891,120
256,477,423
a
Health Care Providers & Services  —  5 .4%
Cencora, Inc. ........................... 721,556 171,643,741
Cigna Group (The) ........................ 167,713 58,476,492

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Min Vol Factor ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Annual Financial Statements
Security Shares Value
a
Health Care Providers & Services (continued)
CVS Health Corp. ........................ 208,073 $ 12,553,044
Elevance Health, Inc. ...................... 342,766 182,361,795
Humana, Inc. ........................... 377,516 136,513,561
McKesson Corp. ......................... 574,239 354,316,948
Molina Healthcare, Inc.
(a)
.................... 167,293 57,092,082
Quest Diagnostics, Inc. ..................... 172,883 24,601,251
UnitedHealth Group, Inc. .................... 606,209 349,273,377
1,346,832,291
a
Hotels, Restaurants & Leisure  —  1 .9%
Domino's Pizza, Inc. ....................... 111,362 47,740,890
McDonald's Corp. ........................ 1,118,467 296,841,142
Yum! Brands, Inc. ........................ 989,092 131,381,090
475,963,122
a
Household Durables  —  0 .3%
Garmin Ltd. ............................. 408,974 70,036,797
a
Household Products  —  2 .3%
Church & Dwight Co., Inc. ................... 931,518 91,298,079
Colgate-Palmolive Co. ..................... 1,146,817 113,752,778
Kimberly-Clark Corp. ...................... 405,001 54,695,385
Procter & Gamble Co. (The) ................. 1,877,598 301,842,655
561,588,897
a
Industrial Conglomerates  —  0 .2%
Honeywell International, Inc. ................. 281,351 57,606,617
a
Insurance  —  10 .6%
American Financial Group, Inc. ............... 655,844 85,889,330
Aon PLC , Class A ........................ 365,192 119,969,224
Arch Capital Group Ltd.
(a)
................... 1,856,843 177,848,423
Arthur J Gallagher & Co. .................... 1,131,613 320,800,969
Assurant, Inc. ........................... 381,256 66,670,237
Chubb Ltd. ............................. 1,351,782 372,632,226
Erie Indemnity Co. , Class A , NVS .............. 260,533 114,934,133
Everest Group Ltd. ........................ 305,455 120,004,106
Hartford Financial Services Group, Inc. (The) ...... 270,174 29,967,700
Loews Corp. ............................ 882,979 70,594,171
Markel Group, Inc.
(a)
....................... 53,288 87,331,039
Marsh & McLennan Companies, Inc. ............ 1,312,316 292,082,172
Progressive Corp. (The) .................... 1,710,868 366,331,056
Travelers Companies, Inc. (The) ............... 1,153,108 249,578,695
W R Berkley Corp. ........................ 1,330,498 73,350,355
Willis Towers Watson PLC ................... 318,770 89,982,396
2,637,966,232
a
Interactive Media & Services  —  0 .2%
Alphabet, Inc. , Class C , NVS ................. 237,299 41,088,322
a
IT Services  —  6 .0%
Accenture PLC , Class A .................... 949,639 313,969,646
Akamai Technologies, Inc.
(a) (b)
................. 1,180,682 116,037,427
Cognizant Technology Solutions Corp. , Class A ..... 2,587,509 195,822,681
Gartner, Inc.
(a)
........................... 174,646 87,530,829
GoDaddy, Inc. , Class A
(a)
.................... 1,388,072 201,895,072
International Business Machines Corp. .......... 2,065,035 396,775,825
VeriSign, Inc.
(a)
.......................... 931,612 174,220,760
1,486,252,240
a
Machinery  —  0 .1%
Otis Worldwide Corp. ...................... 171,389 16,196,261
a
Media  —  0 .4%
Comcast Corp. , Class A .................... 2,401,175 99,096,492
a
Security Shares Value
a
Metals & Mining  —  0 .5%
Newmont Corp. .......................... 2,801,284 $ 137,459,006
a
Multi-Utilities  —  2 .7%
Ameren Corp. ........................... 688,970 54,614,652
CMS Energy Corp. ........................ 740,088 47,957,702
Consolidated Edison, Inc. ................... 3,037,324 296,199,837
Dominion Energy, Inc. ...................... 1,036,741 55,424,174
DTE Energy Co. ......................... 426,076 51,354,940
WEC Energy Group, Inc. .................... 2,042,936 175,815,072
681,366,377
a
Oil, Gas & Consumable Fuels  —  2 .8%
Chevron Corp. ........................... 553,294 88,787,088
Diamondback Energy, Inc. ................... 798,833 161,611,904
EOG Resources, Inc. ...................... 329,853 41,825,360
Exxon Mobil Corp. ........................ 999,638 118,547,071
Marathon Petroleum Corp. .................. 893,259 158,124,708
Occidental Petroleum Corp. .................. 643,054 39,110,544
Phillips 66 .............................. 113,358 16,491,322
Valero Energy Corp. ....................... 89,344 14,448,712
Williams Companies, Inc. (The) ............... 1,358,767 58,345,455
697,292,164
a
Pharmaceuticals  —  4 .6%
Bristol-Myers Squibb Co. .................... 2,186,809 104,004,636
Eli Lilly & Co. ........................... 446,011 358,713,267
Johnson & Johnson ....................... 2,008,875 317,100,918
Merck & Co., Inc. ......................... 2,739,537 309,923,821
Pfizer, Inc. ............................. 2,126,385 64,939,798
1,154,682,440
a
Professional Services  —  1 .0%
Automatic Data Processing, Inc. ............... 78,742 20,679,224
Booz Allen Hamilton Holding Corp. , Class A ....... 731,786 104,872,252
Broadridge Financial Solutions, Inc. ............ 59,638 12,762,532
Verisk Analytics, Inc. ....................... 389,930 102,064,177
240,378,185
a
Semiconductors & Semiconductor Equipment  —  3 .6%
Analog Devices, Inc. ....................... 282,844 65,444,445
Broadcom, Inc. .......................... 1,874,236 301,152,240
First Solar, Inc.
(a)
......................... 82,149 17,743,363
NVIDIA Corp. ........................... 1,184,742 138,638,509
Texas Instruments, Inc. ..................... 1,800,020 366,862,076
889,840,633
a
Software  —  7 .0%
Aspen Technology, Inc.
(a) (b)
................... 246,816 46,389,067
Cadence Design Systems, Inc.
(a)
.............. 153,947 41,205,454
Crowdstrike Holdings, Inc. , Class A
(a)
............ 140,980 32,701,721
Fair Isaac Corp.
(a)
......................... 67,375 107,800,000
Gen Digital, Inc. .......................... 3,143,094 81,689,013
HubSpot, Inc.
(a) (b)
......................... 92,997 46,222,299
Microsoft Corp. .......................... 834,941 349,297,567
Oracle Corp. ............................ 1,803,597 251,511,602
PTC, Inc.
(a) (b)
............................ 711,518 126,543,476
Roper Technologies, Inc. .................... 618,203 336,766,084
Salesforce, Inc. .......................... 42,017 10,874,000
ServiceNow, Inc.
(a)
........................ 191,330 155,817,239
Synopsys, Inc.
(a)
......................... 89,157 49,778,136
Workday, Inc. , Class A
(a)
.................... 433,288 98,408,371
1,735,004,029
a
Specialty Retail  —  2 .5%
AutoZone, Inc.
(a) (b)
........................ 82,339 258,024,901
Home Depot, Inc. (The) .................... 189,583 69,796,877

iShares
®
MSCI USA Min Vol Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Specialty Retail (continued)
O'Reilly Automotive, Inc.
(a)
................... 146,905 $ 165,464,978
TJX Companies, Inc. (The) .................. 973,896 110,069,726
Ulta Beauty, Inc.
(a)
........................ 31,233 11,396,609
614,753,091
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Apple, Inc. ............................. 1,130,817 251,131,839
Dell Technologies, Inc. , Class C ............... 227,042 25,810,135
NetApp, Inc. ............................ 466,153 59,192,108
Seagate Technology Holdings PLC ............. 432,299 44,167,989
380,302,071
a
Wireless Telecommunication Services  —  1 .6%
T-Mobile U.S., Inc. ........................ 2,179,495 397,278,349
a
Total Long-Term Investments — 99.8%
(Cost: $ 21,772,373,591 ) .............................. 24,799,126,201
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .1%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 3,512,390 $ 3,513,795
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 33,167,263 33,167,263
a
Total Short-Term Securities — 0.1%
(Cost: $ 36,676,141 ) ................................. 36,681,058
Total Investments — 99.9%
(Cost: $ 21,809,049,732 ) .............................. 24,835,807,259
Other Assets Less Liabilities — 0 .1% ..................... 19,734,395
Net Assets — 100.0% ................................. $ 24,855,541,654
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 128,134,115 $ — $ (124,680,762)
(a)
$ 124,211 $ (63,769) $ 3,513,795 3,512,390 $ 782,947
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 51,122,900 — (17,955,637)
(a)
— — 33,167,263 33,167,263 2,831,954 —
$ 124,211 $ (63,769)
$ 36,681,058
$ 3,614,901 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Dow Jones U.S. Real Estate Index ......................................................... 302 09/20/24 $ 10,963 $ 669,022
E-Mini S&P 500 Index .................................................................. 139 09/20/24 38,628 (57,669)
$ 611,353

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Min Vol Factor ETF
10
2024
iShares Annual Financial Statements
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 669,022 $ — $ — $ — $ 669,022
Liabilities — Derivative Financial Instruments
Futures contracts – –
Unrealized depreciation on futures contracts
(a)
............. $ — $ — $ 57,669 $ — $ — $ — $ 57,669
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 10,657,717 $ — $ — $ — $ 10,657,717
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (1,211,010) $ — $ — $ — $ (1,211,010)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 50,936,231
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 24,799,126,201  $ —  $ —  $ 24,799,126,201
Short-Term Securities
Money Market Funds ...................................... 36,681,058  —  —  36,681,058
$ 24,835,807,259  $ —  $ —  $ 24,835,807,259
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 669,022  $ —  $ —  $ 669,022
Liabilities
Equity Contracts ........................................... (57,669) —  —  (57,669)
$ 611,353  $ —  $ —  $ 611,353
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2024
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
.................................................................... $ 12,303,414  $ 24,799,126,201
Investments, at value — affiliated
(c)
....................................................................... 77,478  36,681,058
Cash ........................................................................................... 1,086  363
Cash pledged:
Futures contracts ................................................................................. —  2,728,000
Receivables:
Securities lending income — affiliated ................................................................... 8  8,531
Capital shares sold ................................................................................ —  53,672
Dividends — unaffiliated ............................................................................ 11,204  22,844,618
Dividends — affiliated .............................................................................. 102  160,394
Variation margin on futures contracts .................................................................... —  567,045
Total assets ......................................................................................
12,393,292  24,862,169,882
LIABILITIES
Collateral on securities loaned .......................................................................... 58,611  3,526,575
Payables:
Investment advisory fees ............................................................................ 1,843  3,101,653
Total liabilities .....................................................................................
60,454  6,628,228
Commitments and contingent liabilities
NET ASSETS .....................................................................................
$ 12,332,838  $ 24,855,541,654
NET ASSETS CONSIST OF:
Paid-in capital ..................................................................................... $ 12,391,617  $ 24,587,026,622
Accumulated earnings (loss) ........................................................................... (58,779) 268,515,032
NET ASSETS .....................................................................................
$ 12,332,838  $ 24,855,541,654
NET ASSET VALUE
Shares outstanding ................................................................................. 450,000  285,600,000
Net asset value .................................................................................... $ 27.41  $ 87.03
Shares authorized .................................................................................. Unlimited Unlimited
Par value ........................................................................................ None None
(a)
Securities loaned, at value .......................................................................... $ 59,035  $ 3,465,509
(b)
Investments, at cost — unaffiliated ..................................................................... $ 11,881,336  $ 21,772,373,591
(c)
Investments, at cost — affiliated ....................................................................... $ 77,477  $ 36,676,141

2024
iShares Annual Financial Statements
Statements of Operations
Year Ended July 31, 2024
See notes to financial statements.
iShares
ESG MSCI USA Min
Vol Factor ETF
iShares
MSCI USA Min Vol
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................................................ $ 207,006  $ 516,225,976
Dividends — affiliated .............................................................................. 1,281  2,831,954
Interest — unaffiliated .............................................................................. 107  590,024
Securities lending income — affiliated — net ............................................................... 211  782,947
Foreign taxes withheld ............................................................................. (104) (454,015)
Total investment income ..............................................................................
208,501  519,976,886
EXPENSES
Investment advisory ............................................................................... 18,611  39,249,715
Interest expense ................................................................................. 3  4
Total expenses .................................................................................... 18,614  39,249,719
Net investment income ...............................................................................
189,887  480,727,167
—  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................................................... (120,496) (56,443,535)
Investments — affiliated ........................................................................... (21) 124,211
Futures contracts ............................................................................... 707  10,657,717
In-kind redemptions — unaffiliated
(a)
................................................................... 1,208,988  3,066,226,924
1,089,178  3,020,565,317
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................................................... 209,142  689,241,551
Investments — affiliated ........................................................................... 1  (63,769)
Futures contracts ............................................................................... —  (1,211,010)
209,143  687,966,772
Net realized and unrealized gain ........................................................................
1,298,321  3,708,532,089
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............................................
$ 1,488,208  $ 4,189,259,256
(a)
See Note 2 of the Notes to Financial Statements.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
ESG MSCI USA Min Vol Factor ETF
iShares
MSCI USA Min Vol Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 189,887  $ 103,183  $ 480,727,167  $ 500,083,899
Net realized gain (loss) ......................................... 1,089,178  (229,821) 3,020,565,317  1,112,154,857
Net change in unrealized appreciation (depreciation) ..................... 209,143  503,602  687,966,772  (442,618,740)
Net increase in net assets resulting from operations ........................
1,488,208  376,964  4,189,259,256  1,169,620,016
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(184,820) (96,930) (492,006,477) (511,852,164)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
2,565,027  3,548,303  (7,647,964,938) (504,311,560)
NET ASSETS
Total increase (decrease) in net assets ................................ 3,868,415  3,828,337  (3,950,712,159) 153,456,292
Beginning of year ...............................................
8,464,423  4,636,086  28,806,253,813  28,652,797,521
End of year ...................................................
$ 12,332,838  $ 8,464,423  $ 24,855,541,654  $ 28,806,253,813
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Financial Statements
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares ESG MSCI USA Min Vol Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Period From
11/02/21
(a)
to 07/31/22
Net asset value, beginning of period ......................................................
$ 24.18  $ 23.18  $ 25.11
Net investment income
(b)
.............................................................. 0 .46  0 .43  0 .27
Net realized and unrealized gain (loss)
(c)
....................................................
3 .22  0 .98  ( 1 .98 )
Net increase (decrease) from investment operations .............................................
3 .68  1 .41  ( 1 .71 )
Distributions from net investment income
(d)
.................................................... ( 0 .45 ) ( 0 .41 ) ( 0 .22 )
Net asset value, end of period ...........................................................
$ 27.41  $ 24.18  $ 23.18
Total Return
(e)
– – –
Based on net asset value ...............................................................
15.40% 6 .27% ( 6 .83 ) %
(f)
Ratios to Average Net Assets
(g)
– – –
Total expenses ......................................................................
0 .18% 0 .18% 0 .18%
(h)
Net investment income .................................................................
1 .84% 1 .86% 1 .51%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................
$ 12,333  $ 8,464  $ 4,636
Portfolio turnover rate
(i)
.................................................................
24% 21% 31%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Min Vol Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 75.33  $ 73.77  $ 76.19  $ 63.37  $ 62.75
Net investment income
(a)
................................ 1 .44  1 .25  1 .13  1 .08  1 .29
Net realized and unrealized gain (loss)
(b)
......................
11.74  1 .59  ( 2 .52 ) 12.84  0 .62
Net increase (decrease) from investment operations ...............
13.18  2 .84  ( 1 .39 ) 13.92  1 .91
Distributions from net investment income
(c)
...................... ( 1 .48 ) ( 1 .28 ) ( 1 .03 ) ( 1 .10 ) ( 1 .29 )
Net asset value, end of year ..............................
$ 87.03  $ 75.33  $ 73.77  $ 76.19  $ 63.37
Total Return
(d)
– – – – –
Based on net asset value .................................
17.73% 3 .97% ( 1 .85 ) % 22.23% 3 .18%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .84% 1 .72% 1 .50% 1 .59% 2 .06%
Supplemental Data
Net assets, end of year (000) ...............................
$ 24,855,542  $ 28,806,254  $ 28,652,798  $ 28,470,987  $ 34,512,060
Portfolio turnover rate
(f)
...................................
25% 23% 20% 23% 22%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

2024
iShares Annual Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes: The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.  For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has
iShares ETF
Diversification
Classification
ESG MSCI USA Min Vol Factor ........................................................................................... Non-diversified
MSCI USA Min Vol Factor ............................................................................................... Diversified

Notes to Financial Statements
( continued)

Notes to Financial Statements
formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
ESG MSCI USA Min Vol Factor
Barclays Bank PLC ........................................... $ 47,259  $ (46,846) $ —  $ 413
BofA Securities, Inc. .......................................... 11,776  (11,766) —  10
$ 59,035  $ (58,612)
$ —
$ 423
a
MSCI USA Min Vol Factor
BMO Capital Markets Corp. ..................................... 49,703  (49,620) —  83
BNP Paribas SA ............................................. 560,196  (560,196) —  —
BofA Securities, Inc. .......................................... 1,551,449  (1,551,449) —  —
Jefferies LLC ............................................... 313,369  (313,369) —  —
National Financial Services LLC .................................. 464,046  (464,046) —  —
Toronto-Dominion Bank ........................................ 526,746  (526,746) —  —
$ 3,465,509  $ (3,465,426)
$ —
$ 83
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.

Notes to Financial Statements
( continued)

Notes to Financial Statements
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
iShares ETF Investment Advisory Fees
ESG MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.18%
MSCI USA Min Vol Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
iShares ETF Amounts
ESG MSCI USA Min Vol Factor .......................................................................................... $ 66
MSCI USA Min Vol Factor .............................................................................................. 227,956
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Min Vol Factor .......................................................... $ 781,685,911  $ 564,372,312  $ (31,808,324)
iShares ETF Purchases Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 2,591,191  $ 2,525,631
MSCI USA Min Vol Factor ............................................................................ 6,507,409,441  6,392,712,006

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
For the year ended July 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
iShares ETF In-kind Purchases In-kind Sales
ESG MSCI USA Min Vol Factor ........................................................................ $ 20,304,576  $ 17,729,813
MSCI USA Min Vol Factor ............................................................................ 8,377,740,055  15,950,846,661
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
ESG MSCI USA Min Vol Factor ........................................................................ $ 1,203,897  $ (1,203,897)
MSCI USA Min Vol Factor ............................................................................ 3,048,548,906  (3,048,548,906)
iShares ETF
Year Ended
07/31/24
Year Ended
07/31/23
ESG MSCI USA Min Vol Factor
Ordinary income .......................................................................................... $ 184,820  $ 96,930
MSCI USA Min Vol Factor
Ordinary income .......................................................................................... $ 492,006,477  $ 511,852,164
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
ESG MSCI USA Min Vol Factor ....................................
$ 21,870  $ (491,613) $ 410,964  $ (58,779)
MSCI USA Min Vol Factor ........................................
46,347,973  (2,772,795,428) 2,994,962,487  268,515,032
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains (losses) on certain futures contracts.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
ESG MSCI USA Min Vol Factor .................................... $ 11,969,928  $ 794,072  $ (383,108) $ 410,964
MSCI USA Min Vol Factor ........................................ 21,840,844,772  3,732,730,933  (737,768,446) 2,994,962,487

Notes to Financial Statements
( continued)

Notes to Financial Statements
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:

Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares  Amount  Shares  Amount
ESG MSCI USA Min Vol Factor
Shares sold ............................................... 800,000  $ 20,374,397  150,000  $ 3,548,303
Shares redeemed ........................................... (700,000) (17,809,370) —  —
100,000  $ 2,565,027  150,000  $ 3,548,303

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Min Vol Factor
Shares sold ............................................... 112,400,000  $ 8,513,720,233  108,200,000  $ 7,737,374,222
Shares redeemed ........................................... (209,200,000) (16,161,685,171) (114,200,000) (8,241,685,782)
(96,800,000) $ (7,647,964,938) (6,000,000) $ (504,311,560)

Report of Independent Registered Public Accounting Firm
23
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the two funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (two of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and broker. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more Blackrock investment companies since 2000.
iShares ESG MSCI USA Min Vol Factor ETF
iShares MSCI USA Min Vol Factor ETF

Important Tax Information
(unaudited)
24
2024
iShares Annual Financial Statements
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
ESG MSCI USA Min Vol Factor ........................................................................................... $ 197,587
MSCI USA Min Vol Factor ............................................................................................... 509,029,487
iShares ETF
Qualified Business
Income
ESG MSCI USA Min Vol Factor ........................................................................................... $ 2,274
MSCI USA Min Vol Factor ............................................................................................... 391,397
iShares ETF
Dividends-Received
Deduction
ESG MSCI USA Min Vol Factor ........................................................................................... 99 .59%
MSCI USA Min Vol Factor ............................................................................................... 100 .00

Additional Information
25
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract
26
2024
iShares Annual Financial Statements
iShares ESG MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
27
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
(continued)
28
2024
iShares Annual Financial Statements
iShares MSCI USA Min Vol Factor ETF (the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board
Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund
:
The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided
:
Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
29
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates
:
The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale
:
The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates
:
The Board received and considered information regarding the
investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates
:
The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion
:
Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the
Independent Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
30
2024
iShares Annual Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2024
2024 Annual Financial Statements
iShares Trust
iShares MSCI USA Momentum Factor ETF | MTUM | Cboe BZX
iShares MSCI USA Quality Factor ETF | QUAL | Cboe BZX
iShares MSCI USA Size Factor ETF | SIZE | NYSE Arca
iShares MSCI USA Value Factor ETF | VLUE | Cboe BZX

Page
2

Important Tax Information
(unaudited)
................................................................................................. 40

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
3
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  4 .8%
Axon Enterprise, Inc.
(a) (b)
.................... 51,154 $ 15,346,712
General Dynamics Corp. .................... 135,776 40,557,649
General Electric Co. ....................... 1,857,010 316,063,102
Howmet Aerospace, Inc. .................... 338,569 32,401,053
TransDigm Group, Inc. ..................... 60,849 78,751,993
483,120,509
a
Automobiles  —  0 .3%
General Motors Co. ....................... 768,054 34,040,153
a
Banks  —  7 .9%
Citigroup, Inc. ........................... 1,707,929 110,810,434
Fifth Third Bancorp ....................... 387,613 16,411,534
JPMorgan Chase & Co. .................... 2,238,115 476,270,872
Wells Fargo & Co. ........................ 3,312,015 196,534,970
800,027,810
a
Biotechnology  —  0 .1%
Neurocrine Biosciences, Inc.
(a)
................ 47,016 6,656,055
a
Broadline Retail  —  4 .5%
Amazon.com, Inc.
(a)
....................... 2,437,798 455,819,470
a
Building Products  —  1 .8%
Builders FirstSource, Inc.
(a)
.................. 136,425 22,833,452
Carlisle Companies, Inc. .................... 42,722 17,882,575
Lennox International, Inc. ................... 43,226 25,222,371
Owens Corning .......................... 74,605 13,904,880
Trane Technologies PLC .................... 296,802 99,214,972
179,058,250
a
Capital Markets  —  1 .9%
Ares Management Corp. , Class A .............. 137,411 21,051,365
Carlyle Group, Inc. (The) .................... 150,553 7,488,506
Coinbase Global, Inc. , Class A
(a) (b)
.............. 255,491 57,321,961
KKR & Co., Inc. .......................... 657,159 81,126,278
Robinhood Markets, Inc. , Class A
(a)
............. 447,265 9,200,241
Tradeweb Markets, Inc. , Class A ............... 153,517 17,144,779
193,333,130
a
Commercial Services & Supplies  —  2 .1%
Cintas Corp. ............................ 73,161 55,890,614
Copart, Inc.
(a)
........................... 952,248 49,831,138
Republic Services, Inc. ..................... 174,552 33,918,945
Veralto Corp. ............................ 127,233 13,557,948
Waste Management, Inc. .................... 300,871 60,974,517
214,173,162
a
Communications Equipment  —  1 .1%
Arista Networks, Inc.
(a)
..................... 324,372 112,411,117
a
Construction & Engineering  —  0 .6%
EMCOR Group, Inc. ....................... 60,753 22,809,106
Quanta Services, Inc.
(b)
..................... 130,874 34,731,342
57,540,448
a
Construction Materials  —  0 .6%
Martin Marietta Materials, Inc. ................ 55,731 33,067,989
Vulcan Materials Co. ...................... 88,593 24,319,664
57,387,653
a
Consumer Finance  —  1 .6%
Ally Financial, Inc. ........................ 167,518 7,539,985
American Express Co. ..................... 583,367 147,615,186
Security Shares Value
a
Consumer Finance (continued)
Synchrony Financial ....................... 202,996 $ 10,310,167
165,465,338
a
Consumer Staples Distribution & Retail  —  3 .2%
Costco Wholesale Corp. .................... 385,535 316,909,770
a
Electric Utilities  —  1 .1%
Constellation Energy Corp. .................. 513,269 97,418,456
NRG Energy, Inc. ......................... 233,819 17,576,174
114,994,630
a
Electrical Equipment  —  2 .3%
Eaton Corp. PLC ......................... 587,987 179,212,558
Hubbell, Inc. ............................ 24,702 9,773,346
Vertiv Holdings Co. , Class A ................. 569,555 44,823,979
233,809,883
a
Electronic Equipment, Instruments & Components  —  1 .2%
Amphenol Corp. , Class A ................... 1,517,460 97,511,980
CDW Corp. ............................. 115,586 25,210,462
122,722,442
a
Entertainment  —  2 .3%
Netflix, Inc.
(a)
............................ 374,962 235,607,373
a
Financial Services  —  1 .3%
Apollo Global Management, Inc. ............... 393,838 49,351,840
Corpay, Inc.
(a) (b)
.......................... 26,384 7,699,379
Fiserv, Inc.
(a)
............................ 433,769 70,951,595
Toast, Inc. , Class A
(a) (b)
..................... 275,770 7,214,143
135,216,957
a
Ground Transportation  —  1 .3%
Uber Technologies, Inc.
(a)
................... 2,007,648 129,433,067
a
Health Care Equipment & Supplies  —  2 .2%
Boston Scientific Corp.
(a)
.................... 1,490,175 110,094,129
Intuitive Surgical, Inc.
(a)
..................... 247,056 109,843,568
219,937,697
a
Health Care Providers & Services  —  1 .2%
Cencora, Inc. ........................... 137,472 32,701,839
DaVita, Inc.
(a) (b)
.......................... 47,374 6,472,236
McKesson Corp. ......................... 132,591 81,811,299
120,985,374
a
Hotels, Restaurants & Leisure  —  2 .4%
Chipotle Mexican Grill, Inc.
(a)
................. 1,411,345 76,664,261
Domino's Pizza, Inc. ....................... 27,333 11,717,657
DoorDash, Inc. , Class A
(a)
................... 315,036 34,880,786
DraftKings, Inc. , Class A
(a)
................... 393,035 14,522,643
Hilton Worldwide Holdings, Inc. ............... 159,414 34,221,403
Marriott International, Inc. , Class A ............. 152,500 34,663,250
Royal Caribbean Cruises Ltd.
(a) (b)
.............. 244,769 38,360,198
245,030,198
a
Household Durables  —  1 .4%
DR Horton, Inc. .......................... 212,522 38,239,083
Garmin Ltd. ............................. 102,742 17,594,568
Lennar Corp. , Class A ...................... 165,370 29,258,914
NVR, Inc.
(a)
............................. 2,041 17,567,867
PulteGroup, Inc. ......................... 264,568 34,922,976
137,583,408
a
Independent Power and Renewable Electricity Producers  —  0 .4%
Vistra Corp. ............................ 519,503 41,155,028
a

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Momentum Factor ETF
(Percentages shown are based on Net Assets)
4
2024
iShares Annual Financial Statements
Security Shares Value
a
Insurance  —  2 .6%
Allstate Corp. (The) ....................... 185,604 $ 31,760,556
Assurant, Inc. ........................... 49,165 8,597,484
Erie Indemnity Co. , Class A , NVS .............. 23,727 10,467,166
Fidelity National Financial, Inc. ................ 113,165 6,270,473
Hartford Financial Services Group, Inc. (The) ...... 201,814 22,385,209
Loews Corp. ............................ 154,663 12,365,307
Progressive Corp. (The)
(b)
................... 638,537 136,723,542
Travelers Companies, Inc. (The) ............... 124,094 26,858,905
W R Berkley Corp. ........................ 124,831 6,881,933
262,310,575
a
Interactive Media & Services  —  4 .3%
Meta Platforms, Inc. , Class A ................. 915,535 434,723,484
a
IT Services  —  2 .0%
Gartner, Inc.
(a)
........................... 44,167 22,136,059
GoDaddy, Inc. , Class A
(a)
.................... 107,138 15,583,222
International Business Machines Corp. .......... 851,684 163,642,564
201,361,845
a
Machinery  —  3 .5%
Caterpillar, Inc. .......................... 463,590 160,494,858
Ingersoll Rand, Inc.
(b)
...................... 405,495 40,711,698
PACCAR, Inc. ........................... 464,164 45,794,420
Parker-Hannifin Corp. ...................... 138,059 77,473,188
Westinghouse Air Brake Technologies Corp. ....... 184,150 29,675,773
354,149,937
a
Oil, Gas & Consumable Fuels  —  1 .1%
Marathon Petroleum Corp. .................. 387,223 68,546,216
Phillips 66 .............................. 295,382 42,972,173
111,518,389
a
Passenger Airlines  —  0 .1%
Delta Air Lines, Inc. ....................... 127,035 5,465,046
a
Pharmaceuticals  —  5 .3%
Eli Lilly & Co. ........................... 662,267 532,641,480
a
Professional Services  —  0 .3%
Booz Allen Hamilton Holding Corp. , Class A ....... 121,357 17,391,671
Leidos Holdings, Inc. ...................... 81,137 11,716,183
29,107,854
a
Semiconductors & Semiconductor Equipment  —  22 .6%
Advanced Micro Devices, Inc.
(a)
............... 1,733,319 250,429,929
Applied Materials, Inc. ..................... 723,411 153,507,814
Broadcom, Inc. .......................... 3,951,134 634,868,211
Entegris, Inc. ............................ 69,136 8,178,098
KLA Corp. .............................. 134,300 110,538,301
Lam Research Corp. ...................... 112,068 103,241,524
Micron Technology, Inc. ..................... 1,132,377 124,357,642
NVIDIA Corp. ........................... 5,795,796 678,224,048
NXP Semiconductors NV ................... 203,548 53,565,692
QUALCOMM, Inc. ........................ 902,558 163,317,870
2,280,229,129
a
Software  —  6 .8%
AppLovin Corp. , Class A
(a)
................... 175,353 13,519,716
Crowdstrike Holdings, Inc. , Class A
(a)
............ 313,608 72,744,512
Fair Isaac Corp.
(a) (b)
....................... 28,539 45,662,400
Intuit, Inc. .............................. 216,820 140,358,427
MicroStrategy, Inc. , Class A
(a) (b)
................ 16,776 27,083,845
Palantir Technologies, Inc. , Class A
(a)
........... 1,431,744 38,499,596
Palo Alto Networks, Inc.
(a) (b)
.................. 347,897 112,972,593
PTC, Inc.
(a)
............................. 92,890 16,520,487
Security Shares Value
a
Software (continued)
Salesforce, Inc. .......................... 805,816 $ 208,545,181
Samsara, Inc. , Class A
(a) (b)
................... 202,733 7,760,619
683,667,376
a
Specialty Retail  —  0 .3%
Dick's Sporting Goods, Inc. .................. 34,428 7,448,498
Williams-Sonoma, Inc. ..................... 122,550 18,956,034
26,404,532
a
Technology Hardware, Storage & Peripherals  —  1 .7%
Dell Technologies, Inc. , Class C ............... 405,504 46,097,695
NetApp, Inc. ............................ 123,802 15,720,378
Pure Storage, Inc. , Class A
(a)
................. 171,953 10,305,143
Seagate Technology Holdings PLC ............. 179,538 18,343,397
Super Micro Computer, Inc.
(a)
................. 82,787 58,087,499
Western Digital Corp.
(a)
..................... 277,569 18,611,001
167,165,113
a
Textiles, Apparel & Luxury Goods  —  0 .3%
Deckers Outdoor Corp.
(a)
.................... 33,227 30,656,227
a
Trading Companies & Distributors  —  1 .2%
Ferguson PLC ........................... 179,814 40,035,587
United Rentals, Inc. ....................... 63,023 47,714,713
WW Grainger, Inc. ........................ 34,098 33,307,268
121,057,568
a
Total Long-Term Investments — 99.7%
(Cost: $ 8,020,322,276 ) ............................... 10,052,877,477
a
Short-Term Securities
Money Market Funds  —  1 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 102,697,760 102,738,839
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 29,569,896 29,569,896
a
Total Short-Term Securities — 1.3%
(Cost: $ 132,302,679 ) ................................ 132,308,735
Total Investments — 101.0%
(Cost: $ 8,152,624,955 ) ............................... 10,185,186,212
Liabilities in Excess of Other Assets — ( 1 .0 ) % ............... (100,064,359)
Net Assets — 100.0% ................................. $ 10,085,121,853
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

iShares
®
MSCI USA Momentum Factor ETF
Schedule of Investments
(continued)
July 31, 2024
5
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 91,379,648  $ 11,340,598
(a)
$ —  $ 9,741  $ 8,852  $ 102,738,839  102,697,760  $ 159,859
(b)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares .. 27,659,226  1,910,670
(a)
—  —  —  29,569,896  29,569,896  1,162,020  —
$ 9,741  $ 8,852
$ 132,308,735
$ 1,321,879  $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 111 09/20/24 $ 30,847 $ 251,623
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 251,623 $ — $ — $ — $ 251,623
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 3,972,600 $ — $ — $ — $ 3,972,600
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (1,253,676) $ — $ — $ — $ (1,253,676)

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Momentum Factor ETF
6
2024
iShares Annual Financial Statements
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Futures contracts
Average notional value of contracts — long ................................................................................... $ 19,987,328
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 10,052,877,477  $ —  $ —  $ 10,052,877,477
Short-Term Securities
Money Market Funds ...................................... 132,308,735  —  —  132,308,735
$ 10,185,186,212  $ —  $ —  $ 10,185,186,212
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 251,623  $ —  $ —  $ 251,623
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
7
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .1%
Lockheed Martin Corp. ..................... 990,658 $ 536,857,383
a
Air Freight & Logistics  —  0 .1%
Expeditors International of Washington, Inc. ....... 503,381 62,832,016
a
Beverages  —  3 .1%
Brown-Forman Corp. , Class B , NVS ............ 433,363 19,570,673
Coca-Cola Co. (The) ...................... 11,437,459 763,336,014
Monster Beverage Corp.
(a) (b)
.................. 1,986,386 102,199,560
PepsiCo, Inc. ........................... 3,420,284 590,580,438
1,475,686,685
a
Biotechnology  —  0 .8%
United Therapeutics Corp.
(a) (b)
................ 112,771 35,330,027
Vertex Pharmaceuticals, Inc.
(a) (b)
............... 657,907 326,137,658
361,467,685
a
Building Products  —  0 .1%
A O Smith Corp. ......................... 421,100 35,810,344
a
Capital Markets  —  2 .8%
Ameriprise Financial, Inc. ................... 286,211 123,090,765
BlackRock, Inc.
(c)
......................... 466,961 409,291,316
Cboe Global Markets, Inc. ................... 349,781 64,188,311
CME Group, Inc. , Class A ................... 1,132,017 219,283,013
FactSet Research Systems, Inc. ............... 124,500 51,429,705
LPL Financial Holdings, Inc. .................. 274,192 60,739,012
MarketAxess Holdings, Inc. .................. 136,436 30,497,539
Moody's Corp. ........................... 555,364 253,512,559
SEI Investments Co. ....................... 417,228 28,304,748
T Rowe Price Group, Inc. ................... 784,952 89,649,368
1,329,986,336
a
Chemicals  —  2 .2%
Air Products and Chemicals, Inc. .............. 537,361 141,782,700
Linde PLC ............................. 1,251,058 567,354,803
PPG Industries, Inc. ....................... 596,483 75,741,411
Sherwin-Williams Co. (The) .................. 743,739 260,903,641
1,045,782,555
a
Commercial Services & Supplies  —  0 .9%
Cintas Corp. ............................ 343,697 262,563,886
Rollins, Inc. ............................. 1,146,753 54,940,936
Veralto Corp. ............................ 997,781 106,323,544
423,828,366
a
Communications Equipment  —  2 .2%
Arista Networks, Inc.
(a)
..................... 953,220 330,338,391
Cisco Systems, Inc. ....................... 14,930,081 723,362,425
1,053,700,816
a
Construction & Engineering  —  0 .1%
EMCOR Group, Inc. ....................... 163,623 61,430,619
a
Consumer Staples Distribution & Retail  —  2 .5%
Costco Wholesale Corp. .................... 1,386,162 1,139,425,164
Walgreens Boots Alliance, Inc. ................ 1,630,460 19,353,560
1,158,778,724
a
Containers & Packaging  —  0 .2%
Avery Dennison Corp. ...................... 189,893 41,174,499
Packaging Corp. of America ................. 213,799 42,732,006
83,906,505
a
Security Shares Value
a
Distributors  —  0 .2%
Pool Corp. ............................. 299,249 $ 111,931,096
a
Electrical Equipment  —  0 .2%
Rockwell Automation, Inc. ................... 376,035 104,782,153
a
Electronic Equipment, Instruments & Components  —  0 .6%
Amphenol Corp. , Class A ................... 3,502,094 225,044,560
Keysight Technologies, Inc.
(a)
................. 505,857 70,602,462
295,647,022
a
Energy Equipment & Services  —  1 .0%
Schlumberger Ltd. ........................ 10,168,056 491,015,424
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 609,654 92,021,175
Netflix, Inc.
(a) (b)
........................... 1,051,540 660,735,159
752,756,334
a
Financial Services  —  8 .1%
Jack Henry & Associates, Inc. ................ 266,539 45,706,108
Mastercard, Inc. , Class A .................... 3,982,567 1,846,756,143
Visa, Inc. , Class A ........................ 7,154,224 1,900,662,690
3,793,124,941
a
Food Products  —  0 .2%
Hershey Co. (The) ........................ 437,108 86,320,088
a
Gas Utilities  —  0 .4%
Atmos Energy Corp. ....................... 1,358,543 173,730,479
a
Ground Transportation  —  0 .4%
Old Dominion Freight Line, Inc. ............... 766,740 161,153,413
a
Health Care Equipment & Supplies  —  0 .8%
Edwards Lifesciences Corp.
(a)
................ 1,765,174 111,294,221
IDEXX Laboratories, Inc.
(a)
................... 346,231 164,847,504
ResMed, Inc. ........................... 360,696 76,918,422
Solventum Corp.
(a) (b)
....................... 338,989 19,959,672
373,019,819
a
Health Care Providers & Services  —  3 .0%
Molina Healthcare, Inc.
(a)
.................... 155,906 53,206,040
UnitedHealth Group, Inc. .................... 2,336,304 1,346,084,913
1,399,290,953
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 360,796 69,247,576
a
Hotels, Restaurants & Leisure  —  1 .2%
Chipotle Mexican Grill, Inc.
(a)
................. 10,604,520 576,037,526
a
Household Durables  —  2 .2%
DR Horton, Inc. .......................... 2,135,232 384,192,294
Garmin Ltd. ............................. 1,143,278 195,786,357
NVR, Inc.
(a)
............................. 28,294 243,540,039
PulteGroup, Inc. ......................... 1,653,251 218,229,132
1,041,747,822
a
Industrial Conglomerates  —  0 .5%
3M Co. ................................ 1,912,583 243,949,962
a
Industrial REITs  —  0 .8%
Prologis, Inc. ............................ 3,097,023 390,379,749
a
Insurance  —  1 .6%
Aflac, Inc. .............................. 1,838,275 175,334,669
American Financial Group, Inc. ............... 225,101 29,479,227

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Quality Factor ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Annual Financial Statements
Security Shares Value
a
Insurance (continued)
Arch Capital Group Ltd.
(a) (b)
.................. 1,257,736 $ 120,465,954
Erie Indemnity Co. , Class A , NVS .............. 103,738 45,764,019
Marsh & McLennan Companies, Inc. ............ 1,639,844 364,980,079
736,023,948
a
Interactive Media & Services  —  7 .1%
Alphabet, Inc. , Class A ..................... 5,060,888 868,144,728
Alphabet, Inc. , Class C , NVS ................. 4,383,233 758,956,794
Meta Platforms, Inc. , Class A ................. 3,630,957 1,724,087,312
3,351,188,834
a
IT Services  —  1 .6%
Accenture PLC , Class A .................... 2,321,731 767,610,703
a
Life Sciences Tools & Services  —  0 .5%
Agilent Technologies, Inc. ................... 777,852 109,988,273
Waters Corp.
(a) (b)
......................... 183,076 61,564,797
West Pharmaceutical Services, Inc. ............ 190,907 58,449,996
230,003,066
a
Machinery  —  2 .1%
Caterpillar, Inc. .......................... 1,792,712 620,636,895
Graco, Inc. ............................. 597,502 50,817,545
Illinois Tool Works, Inc. ..................... 1,324,226 327,454,605
998,909,045
a
Media  —  0 .2%
Interpublic Group of Companies, Inc. (The) ....... 891,824 28,689,978
Omnicom Group, Inc. ...................... 513,929 50,385,599
79,075,577
a
Metals & Mining  —  0 .1%
Reliance, Inc. ........................... 139,049 42,348,763
a
Multi-Utilities  —  2 .0%
Consolidated Edison, Inc. ................... 2,549,202 248,598,179
Public Service Enterprise Group, Inc. ........... 3,842,718 306,533,615
Sempra ............................... 4,973,768 398,199,866
953,331,660
a
Oil, Gas & Consumable Fuels  —  2 .6%
APA Corp. ............................. 4,106,927 128,095,053
ConocoPhillips .......................... 7,580,651 842,968,391
EQT Corp. ............................. 2,585,397 89,222,050
Texas Pacific Land Corp. .................... 210,744 178,057,606
1,238,343,100
a
Pharmaceuticals  —  6 .7%
Eli Lilly & Co. ........................... 2,256,419 1,814,770,109
Johnson & Johnson ....................... 6,863,360 1,083,381,376
Zoetis, Inc. , Class A ....................... 1,428,636 257,211,626
3,155,363,111
a
Professional Services  —  2 .1%
Automatic Data Processing, Inc. ............... 2,892,594 759,653,036
Paychex, Inc. ........................... 1,685,183 215,737,128
Paycom Software, Inc. ..................... 185,561 30,949,719
1,006,339,883
a
Real Estate Management & Development  —  0 .6%
CBRE Group, Inc. , Class A
(a) (b)
................ 1,311,260 147,792,115
CoStar Group, Inc.
(a)
....................... 1,798,199 140,295,486
288,087,601
a
Security Shares Value
a
Residential REITs  —  0 .4%
AvalonBay Communities, Inc. ................ 512,280 $ 104,976,418
Equity Residential ........................ 1,199,531 83,523,343
188,499,761
a
Semiconductors & Semiconductor Equipment  —  12 .8%
Applied Materials, Inc. ..................... 3,408,944 723,377,917
Enphase Energy, Inc.
(a) (b)
.................... 467,749 53,842,587
KLA Corp. .............................. 612,851 504,419,273
Lam Research Corp. ...................... 511,914 471,595,653
Lattice Semiconductor Corp.
(a) (b)
............... 567,121 30,057,413
Monolithic Power Systems, Inc. ............... 151,650 130,887,599
NVIDIA Corp. ........................... 24,007,559 2,809,364,554
QUALCOMM, Inc. ........................ 3,536,917 640,005,131
Texas Instruments, Inc. ..................... 3,283,664 669,243,560
6,032,793,687
a
Software  —  8 .1%
Adobe, Inc.
(a) (b)
........................... 1,720,457 949,090,104
Cadence Design Systems, Inc.
(a)
.............. 988,773 264,654,981
Manhattan Associates, Inc.
(a) (b)
................ 353,658 90,317,180
Microsoft Corp. .......................... 5,337,479 2,232,934,340
Synopsys, Inc.
(a)
......................... 478,956 267,410,714
3,804,407,319
a
Specialized REITs  —  0 .5%
Public Storage ........................... 810,026 239,702,894
a
Specialty Retail  —  3 .4%
Best Buy Co., Inc. ........................ 1,538,515 133,112,318
TJX Companies, Inc. (The) .................. 8,321,540 940,500,451
Tractor Supply Co. ........................ 768,334 202,317,709
Ulta Beauty, Inc.
(a)
........................ 420,710 153,512,872
Williams-Sonoma, Inc. ..................... 1,084,662 167,775,518
1,597,218,868
a
Technology Hardware, Storage & Peripherals  —  6 .1%
Apple, Inc. ............................. 11,905,322 2,643,933,910
NetApp, Inc. ............................ 888,852 112,866,427
Super Micro Computer, Inc.
(a)
................. 161,645 113,418,214
2,870,218,551
a
Textiles, Apparel & Luxury Goods  —  2 .5%
Deckers Outdoor Corp.
(a)
.................... 229,841 212,058,202
Lululemon Athletica, Inc.
(a) (b)
.................. 1,020,023 263,839,149
Nike, Inc. , Class B ........................ 9,020,178 675,250,525
1,151,147,876
a
Trading Companies & Distributors  —  1 .3%
Fastenal Co. ............................ 2,506,415 177,328,861
Ferguson PLC ........................... 690,222 153,677,928
Watsco, Inc. ............................ 111,160 54,411,709
WW Grainger, Inc. ........................ 245,760 240,060,826
625,479,324
a
Total Long-Term Investments — 99.8%
(Cost: $ 36,997,930,178 ) .............................. 47,050,295,962

iShares
®
MSCI USA Quality Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
9
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 63,531,338 $ 63,556,751
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 70,928,644 70,928,644
a
Total Short-Term Securities — 0.3%
(Cost: $ 134,476,429 ) ................................ 134,485,395
Total Investments — 100.1%
(Cost: $ 37,132,406,607 ) .............................. 47,184,781,357
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (42,981,769)
Net Assets — 100.0% ................................. $ 47,141,799,588
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares $ 190,194,678 $ — $ (126,725,320)
(a)
$ 113,862 $ (26,469) $ 63,556,751 63,531,338 $ 1,271,258
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency
Shares ...... 55,278,792 15,649,852
(a)
— — — 70,928,644 70,928,644 3,164,287 —
BlackRock, Inc. .. 269,297,526 131,438,251 (56,051,932) 6,376,050 58,231,421 409,291,316 466,961 8,557,795 —
$ 6,489,912 $ 58,204,952
$ 543,776,711
$ 12,993,340 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 298 09/20/24 $ 82,814 $ 584,042

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Quality Factor ETF
10
2024
iShares Annual Financial Statements
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 584,042 $ — $ — $ — $ 584,042
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 15,069,828 $ — $ — $ — $ 15,069,828
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (2,757,543) $ — $ — $ — $ (2,757,543)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 60,946,097
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 47,050,295,962  $ —  $ —  $ 47,050,295,962
Short-Term Securities
Money Market Funds ...................................... 134,485,395  —  —  134,485,395
$ 47,184,781,357  $ —  $ —  $ 47,184,781,357
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 584,042  $ —  $ —  $ 584,042
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
11
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .2%
Axon Enterprise, Inc.
(a)
..................... 1,834 $ 550,218
Boeing Co. (The)
(a)
........................ 2,657 506,424
General Dynamics Corp. .................... 1,675 500,339
General Electric Co. ....................... 3,036 516,727
HEICO Corp.
(b)
.......................... 1,013 244,477
HEICO Corp. , Class A ...................... 1,735 329,841
Howmet Aerospace, Inc. .................... 6,144 587,981
Huntington Ingalls Industries, Inc. .............. 2,139 598,877
L3Harris Technologies, Inc. .................. 2,268 514,587
Lockheed Martin Corp. ..................... 1,058 573,352
Northrop Grumman Corp. ................... 1,068 517,254
RTX Corp. ............................. 4,664 547,974
Textron, Inc. ............................ 6,028 560,001
TransDigm Group, Inc. ..................... 374 484,038
7,032,090
a
Air Freight & Logistics  —  0 .7%
CH Robinson Worldwide, Inc. ................ 6,598 587,552
Expeditors International of Washington, Inc. ....... 4,520 564,186
FedEx Corp. ............................ 2,006 606,314
United Parcel Service, Inc. , Class B ............ 3,377 440,259
2,198,311
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 6,399 444,027
a
Automobiles  —  0 .8%
Ford Motor Co. .......................... 41,988 454,310
General Motors Co. ....................... 11,344 502,766
Rivian Automotive, Inc. , Class A
(a) (b)
............. 54,125 888,192
Tesla, Inc.
(a)
............................. 2,489 577,622
2,422,890
a
Banks  —  2 .5%
Bank of America Corp. ..................... 11,924 480,656
Citigroup, Inc. ........................... 7,569 491,077
Citizens Financial Group, Inc. ................ 14,602 623,067
Fifth Third Bancorp ....................... 13,789 583,826
First Citizens BancShares, Inc. , Class A .......... 295 615,868
Huntington Bancshares, Inc. ................. 37,226 556,529
JPMorgan Chase & Co. .................... 2,317 493,058
KeyCorp ............................... 34,923 563,308
M&T Bank Corp. ......................... 3,422 589,166
PNC Financial Services Group, Inc. (The) ........ 3,173 574,630
Regions Financial Corp. .................... 26,607 595,199
Truist Financial Corp. ...................... 12,962 579,272
U.S. Bancorp ........................... 12,276 550,947
Wells Fargo & Co. ........................ 7,797 462,674
7,759,277
a
Beverages  —  1 .2%
Brown-Forman Corp. , Class B , NVS ............ 11,126 502,450
Celsius Holdings, Inc.
(a)
..................... 5,492 257,190
Coca-Cola Co. (The) ...................... 7,552 504,021
Constellation Brands, Inc. , Class A ............. 2,043 500,862
Keurig Dr Pepper, Inc. ..................... 15,155 519,513
Molson Coors Beverage Co. , Class B ........... 9,856 520,890
Monster Beverage Corp.
(a)
................... 9,490 488,261
PepsiCo, Inc. ........................... 2,632 454,467
3,747,654
a
Biotechnology  —  2 .3%
AbbVie, Inc. ............................ 2,908 538,911
Alnylam Pharmaceuticals, Inc.
(a)
............... 3,545 841,796
Security Shares Value
a
Biotechnology (continued)
Amgen, Inc. ............................ 1,549 $ 514,996
Biogen, Inc.
(a)
........................... 2,272 484,390
BioMarin Pharmaceutical, Inc.
(a)
............... 6,938 585,081
Exact Sciences Corp.
(a) (b)
.................... 10,190 465,479
Gilead Sciences, Inc. ...................... 7,427 564,898
Incyte Corp.
(a)
........................... 9,383 610,552
Moderna, Inc.
(a)
.......................... 3,532 421,085
Neurocrine Biosciences, Inc.
(a)
................ 3,827 541,788
Regeneron Pharmaceuticals, Inc.
(a)
............. 497 536,357
United Therapeutics Corp.
(a)
.................. 1,964 615,302
Vertex Pharmaceuticals, Inc.
(a)
................ 1,112 551,241
7,271,876
a
Broadline Retail  —  0 .6%
Amazon.com, Inc.
(a)
....................... 2,420 452,492
eBay, Inc. .............................. 10,081 560,604
Etsy, Inc.
(a) (b)
............................ 8,602 560,334
MercadoLibre, Inc.
(a)
....................... 282 470,630
2,044,060
a
Building Products  —  1 .9%
A O Smith Corp. ......................... 6,285 534,476
Allegion PLC ............................ 4,392 600,870
Builders FirstSource, Inc.
(a)
.................. 3,153 527,718
Carlisle Companies, Inc. .................... 1,235 516,946
Carrier Global Corp. ....................... 7,663 521,927
Fortune Brands Innovations, Inc. .............. 7,612 615,126
Johnson Controls International PLC ............ 6,997 500,565
Lennox International, Inc. ................... 1,084 632,514
Masco Corp. ............................ 7,657 596,097
Owens Corning .......................... 2,986 556,531
Trane Technologies PLC .................... 1,488 497,409
6,100,179
a
Capital Markets  —  4 .9%
Ameriprise Financial, Inc. ................... 1,176 505,762
Ares Management Corp. , Class A .............. 3,620 554,584
Bank of New York Mellon Corp. (The) ........... 8,632 561,684
BlackRock, Inc.
(c)
......................... 610 534,665
Blackstone, Inc. , NVS ...................... 3,901 554,527
Carlyle Group, Inc. (The) .................... 12,096 601,655
Cboe Global Markets, Inc. ................... 2,885 529,426
Charles Schwab Corp. (The) ................. 6,196 403,917
CME Group, Inc. , Class A ................... 2,373 459,674
Coinbase Global, Inc. , Class A
(a)
............... 2,249 504,586
FactSet Research Systems, Inc. ............... 1,184 489,099
Franklin Resources, Inc. .................... 22,688 518,875
Goldman Sachs Group, Inc. (The) ............. 1,040 529,391
Intercontinental Exchange, Inc. ............... 3,644 552,285
KKR & Co., Inc. .......................... 4,728 583,672
LPL Financial Holdings, Inc. .................. 1,967 435,730
MarketAxess Holdings, Inc. .................. 2,528 565,084
Moody's Corp. ........................... 1,211 552,797
Morgan Stanley .......................... 4,769 492,208
MSCI, Inc. , Class A ....................... 1,017 549,953
Nasdaq, Inc. ............................ 8,253 558,563
Northern Trust Corp. ....................... 6,271 555,924
Raymond James Financial, Inc. ............... 4,177 484,532
Robinhood Markets, Inc. , Class A
(a)
............. 25,370 521,861
S&P Global, Inc. ......................... 1,110 538,050
SEI Investments Co. ....................... 7,994 542,313
State Street Corp. ........................ 6,796 577,456
T Rowe Price Group, Inc. ................... 4,450 508,235

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Annual Financial Statements
Security Shares Value
a
Capital Markets (continued)
Tradeweb Markets, Inc. , Class A ............... 4,758 $ 531,373
15,297,881
a
Chemicals  —  2 .8%
Air Products and Chemicals, Inc. .............. 1,918 506,064
Albemarle Corp. ......................... 4,215 394,819
Celanese Corp. .......................... 3,454 487,532
CF Industries Holdings, Inc. .................. 6,846 522,966
Corteva, Inc. ............................ 9,070 508,827
Dow, Inc. .............................. 8,680 472,800
DuPont de Nemours, Inc. ................... 6,522 545,891
Eastman Chemical Co. ..................... 5,394 557,362
Ecolab, Inc. ............................ 2,142 494,138
International Flavors & Fragrances, Inc. .......... 5,345 531,721
Linde PLC ............................. 1,097 497,490
LyondellBasell Industries NV , Class A ........... 5,244 521,568
Mosaic Co. (The) ......................... 17,704 527,048
PPG Industries, Inc. ....................... 3,878 492,428
RPM International, Inc. ..................... 4,771 579,486
Sherwin-Williams Co. (The) .................. 1,614 566,191
Westlake Corp. .......................... 3,279 484,833
8,691,164
a
Commercial Services & Supplies  —  1 .2%
Cintas Corp. ............................ 720 550,037
Copart, Inc.
(a)
........................... 9,261 484,628
Republic Services, Inc. ..................... 2,704 525,441
Rollins, Inc. ............................. 11,285 540,664
Veralto Corp. ............................ 5,271 561,678
Waste Connections, Inc. .................... 3,093 549,843
Waste Management, Inc. .................... 2,425 491,450
3,703,741
a
Communications Equipment  —  0 .9%
Arista Networks, Inc.
(a)
..................... 1,560 540,618
Cisco Systems, Inc. ....................... 10,281 498,115
F5, Inc.
(a) (b)
............................. 3,135 638,411
Juniper Networks, Inc. ..................... 15,689 591,318
Motorola Solutions, Inc. .................... 1,367 545,324
2,813,786
a
Construction & Engineering  —  0 .5%
AECOM ............................... 5,986 542,392
EMCOR Group, Inc. ....................... 1,376 516,605
Quanta Services, Inc. ...................... 1,902 504,753
1,563,750
a
Construction Materials  —  0 .5%
CRH PLC .............................. 6,129 525,255
Martin Marietta Materials, Inc. ................ 888 526,895
Vulcan Materials Co. ...................... 1,976 542,432
1,594,582
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 13,690 616,187
American Express Co. ..................... 2,010 508,610
Capital One Financial Corp. .................. 3,625 548,825
Discover Financial Services .................. 4,164 599,574
Synchrony Financial ....................... 11,821 600,389
2,873,585
a
Consumer Staples Distribution & Retail  —  1 .4%
Albertsons Companies, Inc. , Class A ............ 26,293 521,390
Costco Wholesale Corp. .................... 592 486,624
Dollar General Corp. ...................... 3,641 438,340
Dollar Tree, Inc.
(a)
......................... 4,561 475,895
Security Shares Value
a
Consumer Staples Distribution & Retail (continued)
Kroger Co. (The) ......................... 9,650 $ 525,925
Sysco Corp. ............................ 6,879 527,275
Target Corp. ............................ 3,230 485,824
Walgreens Boots Alliance, Inc. ................ 31,893 378,570
Walmart, Inc. ............................ 7,190 493,522
4,333,365
a
Containers & Packaging  —  1 .2%
Amcor PLC ............................. 53,063 558,753
Avery Dennison Corp. ...................... 2,315 501,962
Ball Corp. .............................. 7,465 476,491
Crown Holdings, Inc. ...................... 6,342 562,535
International Paper Co. ..................... 12,830 596,339
Packaging Corp. of America ................. 2,946 588,817
Smurfit WestRock PLC
(a)
.................... 10,167 455,888
3,740,785
a
Distributors  —  0 .5%
Genuine Parts Co. ........................ 3,483 512,384
LKQ Corp. ............................. 12,178 505,387
Pool Corp. ............................. 1,443 539,740
1,557,511
a
Diversified REITs  —  0 .2%
WP Carey, Inc. .......................... 6,576 519,134
a
Diversified Telecommunication Services  —  0 .3%
AT&T, Inc. .............................. 28,334 545,430
Verizon Communications, Inc. ................ 12,391 502,083
1,047,513
a
Electric Utilities  —  2 .7%
Alliant Energy Corp. ....................... 10,309 573,799
American Electric Power Co., Inc. .............. 5,501 539,758
Constellation Energy Corp. .................. 2,271 431,036
Duke Energy Corp. ....................... 4,773 521,546
Edison International ....................... 6,843 547,508
Entergy Corp. ........................... 4,609 534,506
Evergy, Inc. ............................. 9,730 564,340
Eversource Energy ....................... 8,610 558,875
Exelon Corp. ............................ 13,302 494,834
FirstEnergy Corp. ........................ 13,027 545,962
NextEra Energy, Inc. ...................... 6,312 482,174
NRG Energy, Inc. ......................... 6,463 485,824
PG&E Corp. ............................ 27,078 494,174
PPL Corp. ............................. 17,770 528,124
Southern Co. (The) ....................... 6,264 523,169
Xcel Energy, Inc. ......................... 9,180 535,010
8,360,639
a
Electrical Equipment  —  1 .1%
AMETEK, Inc. ........................... 3,039 527,206
Eaton Corp. PLC ......................... 1,459 444,689
Emerson Electric Co. ...................... 4,430 518,797
GE Vernova, Inc.
(a)
........................ 3,123 556,643
Hubbell, Inc. ............................ 1,301 514,741
Rockwell Automation, Inc. ................... 1,919 534,729
Vertiv Holdings Co. , Class A ................. 5,213 410,263
3,507,068
a
Electronic Equipment, Instruments & Components  —  1 .5%
Amphenol Corp. , Class A ................... 7,356 472,697
CDW Corp. ............................. 2,263 493,583
Corning, Inc. ............................ 14,326 573,183
Jabil, Inc. .............................. 4,557 513,437
Keysight Technologies, Inc.
(a)
................. 3,564 497,427

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
13
Schedule of Investments
Security Shares Value
a
Electronic Equipment, Instruments & Components (continued)
TE Connectivity Ltd. ....................... 3,359 $ 518,394
Teledyne Technologies, Inc.
(a)
................. 1,299 547,996
Trimble, Inc.
(a)
........................... 9,364 510,713
Zebra Technologies Corp. , Class A
(a)
............ 1,656 581,571
4,709,001
a
Energy Equipment & Services  —  0 .5%
Baker Hughes Co. , Class A .................. 15,916 616,268
Halliburton Co. .......................... 13,707 475,359
Schlumberger Ltd. ........................ 10,442 504,244
1,595,871
a
Entertainment  —  1 .6%
Electronic Arts, Inc. ....................... 4,016 606,175
Liberty Media Corp.-Liberty Formula One , Series C ,
NVS
(a)
............................... 7,361 595,284
Live Nation Entertainment, Inc.
(a) (b)
............. 5,155 495,860
Netflix, Inc.
(a)
............................ 731 459,324
ROBLOX Corp. , Class A
(a)
................... 16,192 672,292
Roku, Inc. , Class A
(a)
...................... 9,452 550,201
Take-Two Interactive Software, Inc.
(a)
............ 3,463 521,285
Walt Disney Co. (The) ..................... 4,677 438,188
Warner Bros Discovery, Inc. , Series A
(a)
.......... 67,180 581,107
4,919,716
a
Financial Services  —  2 .1%
Apollo Global Management, Inc. ............... 4,440 556,376
Berkshire Hathaway, Inc. , Class B
(a)
............ 1,109 486,297
Block, Inc. , Class A
(a)
...................... 7,183 444,484
Corpay, Inc.
(a)
........................... 1,940 566,131
Equitable Holdings, Inc. .................... 13,169 574,300
Fidelity National Information Services, Inc. ........ 6,556 503,697
Fiserv, Inc.
(a)
............................ 3,294 538,800
Global Payments, Inc. ..................... 4,858 493,767
Jack Henry & Associates, Inc. ................ 3,198 548,393
Mastercard, Inc. , Class A .................... 1,019 472,521
PayPal Holdings, Inc.
(a)
..................... 7,872 517,820
Toast, Inc. , Class A
(a) (b)
..................... 20,201 528,458
Visa, Inc. , Class A ........................ 1,679 446,060
6,677,104
a
Food Products  —  2 .2%
Archer-Daniels-Midland Co. .................. 8,483 526,031
Bunge Global SA ......................... 5,213 548,564
Campbell Soup Co. ....................... 11,687 547,653
Conagra Brands, Inc. ...................... 17,481 530,024
General Mills, Inc. ........................ 7,267 487,906
Hershey Co. (The) ........................ 2,470 487,776
Hormel Foods Corp. ....................... 14,483 465,049
J M Smucker Co. (The) ..................... 4,817 568,165
Kellanova .............................. 8,503 494,449
Kraft Heinz Co. (The) ...................... 14,268 502,376
Lamb Weston Holdings, Inc. ................. 6,173 370,504
McCormick & Co., Inc. , NVS ................. 7,119 548,234
Mondelez International, Inc. , Class A ............ 7,019 479,749
Tyson Foods, Inc. , Class A .................. 8,666 527,759
7,084,239
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 4,481 573,030
a
Ground Transportation  —  1 .4%
CSX Corp. ............................. 15,217 534,117
JB Hunt Transport Services, Inc. .............. 3,342 578,667
Knight-Swift Transportation Holdings, Inc. , Class A .. 11,865 645,812
Norfolk Southern Corp. ..................... 2,257 563,257
Security Shares Value
a
Ground Transportation (continued)
Old Dominion Freight Line, Inc. ............... 2,931 $ 616,038
Uber Technologies, Inc.
(a)
................... 7,688 495,645
U-Haul Holding Co. , Series N , NVS
(b)
........... 8,396 535,077
Union Pacific Corp. ....................... 2,076 512,211
4,480,824
a
Health Care Equipment & Supplies  —  3 .1%
Abbott Laboratories ....................... 4,701 498,024
Align Technology, Inc.
(a)
..................... 1,999 463,528
Baxter International, Inc. .................... 15,449 553,383
Becton Dickinson & Co. .................... 2,135 514,663
Boston Scientific Corp.
(a)
.................... 6,498 480,072
Cooper Cos., Inc. The
(a)
.................... 5,473 510,795
Dexcom, Inc.
(a)
.......................... 3,888 263,684
Edwards Lifesciences Corp.
(a)
................ 5,626 354,719
GE HealthCare Technologies, Inc.
(b)
............ 6,289 532,238
Hologic, Inc.
(a)
........................... 7,111 580,329
IDEXX Laboratories, Inc.
(a)
................... 988 470,407
Insulet Corp.
(a)
........................... 2,938 571,000
Intuitive Surgical, Inc.
(a)
..................... 1,218 541,535
Medtronic PLC .......................... 5,795 465,454
ResMed, Inc. ........................... 2,372 505,829
Solventum Corp.
(a)
........................ 8,887 523,267
STERIS PLC ............................ 2,284 545,328
Stryker Corp. ........................... 1,488 487,246
Teleflex, Inc. ............................ 2,553 564,009
Zimmer Biomet Holdings, Inc. ................ 4,418 491,944
9,917,454
a
Health Care Providers & Services  —  2 .7%
Cardinal Health, Inc. ....................... 5,498 554,363
Cencora, Inc. ........................... 2,350 559,018
Centene Corp.
(a)
......................... 6,524 501,826
Cigna Group (The) ........................ 1,484 517,426
CVS Health Corp. ........................ 8,718 525,957
DaVita, Inc.
(a)
............................ 3,900 532,818
Elevance Health, Inc. ...................... 897 477,231
HCA Healthcare, Inc. ...................... 1,554 564,180
Henry Schein, Inc.
(a)
....................... 7,460 536,672
Humana, Inc. ........................... 1,441 521,080
Labcorp Holdings, Inc. ..................... 2,584 556,697
McKesson Corp. ......................... 904 557,786
Molina Healthcare, Inc.
(a)
.................... 1,554 530,334
Quest Diagnostics, Inc. ..................... 3,722 529,641
UnitedHealth Group, Inc. .................... 899 517,968
Universal Health Services, Inc. , Class B ......... 3,003 641,921
8,624,918
a
Health Care REITs  —  0 .7%
Alexandria Real Estate Equities, Inc. ............ 4,266 500,359
Healthpeak Properties, Inc. .................. 27,249 594,573
Ventas, Inc. ............................ 10,967 597,043
Welltower, Inc. ........................... 5,018 558,253
2,250,228
a
Health Care Technology  —  0 .1%
Veeva Systems, Inc. , Class A
(a) (b)
.............. 2,466 473,299
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 29,439 515,477
a
Hotels, Restaurants & Leisure  —  3 .2%
Airbnb, Inc. , Class A
(a)
...................... 3,445 480,784
Booking Holdings, Inc. ..................... 129 479,236
Caesars Entertainment, Inc.
(a)
................ 15,464 617,787
Carnival Corp.
(a) (b)
......................... 32,812 546,648

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
14
2024
iShares Annual Financial Statements
Security Shares Value
a
Hotels, Restaurants & Leisure (continued)
Chipotle Mexican Grill, Inc.
(a)
................. 7,859 $ 426,901
Darden Restaurants, Inc. ................... 3,545 518,598
Domino's Pizza, Inc. ....................... 1,035 443,704
DoorDash, Inc. , Class A
(a)
................... 4,522 500,676
DraftKings, Inc. , Class A
(a)
................... 12,169 449,644
Expedia Group, Inc.
(a)
...................... 4,780 610,263
Hilton Worldwide Holdings, Inc. ............... 2,502 537,104
Hyatt Hotels Corp. , Class A .................. 3,573 526,410
Las Vegas Sands Corp. .................... 11,193 444,026
Marriott International, Inc. , Class A ............. 2,122 482,331
McDonald's Corp. ........................ 1,814 481,436
MGM Resorts International
(a)
................. 13,206 567,462
Royal Caribbean Cruises Ltd.
(a)
............... 3,405 533,632
Starbucks Corp. .......................... 6,403 499,114
Wynn Resorts Ltd. ........................ 5,614 464,951
Yum! Brands, Inc. ........................ 3,689 490,010
10,100,717
a
Household Durables  —  0 .9%
DR Horton, Inc. .......................... 3,407 613,022
Garmin Ltd. ............................. 3,054 522,997
Lennar Corp. , Class A ...................... 3,140 555,560
NVR, Inc.
(a)
............................. 69 593,916
PulteGroup, Inc. ......................... 4,486 592,152
2,877,647
a
Household Products  —  0 .8%
Church & Dwight Co., Inc. ................... 4,893 479,563
Clorox Co. (The) ......................... 3,970 523,762
Colgate-Palmolive Co. ..................... 5,289 524,616
Kimberly-Clark Corp. ...................... 3,821 516,026
Procter & Gamble Co. (The) ................. 2,789 448,360
2,492,327
a
Independent Power and Renewable Electricity Producers  —  0 .3%
AES Corp. (The) ......................... 25,468 453,076
Vistra Corp. ............................ 5,544 439,195
892,271
a
Industrial Conglomerates  —  0 .4%
3M Co. ................................ 4,931 628,949
Honeywell International, Inc. ................. 2,404 492,219
1,121,168
a
Industrial REITs  —  0 .2%
Prologis, Inc. ............................ 4,475 564,074
a
Insurance  —  4 .3%
Aflac, Inc. .............................. 5,793 552,536
Allstate Corp. (The) ....................... 3,062 523,969
American Financial Group, Inc. ............... 4,100 536,936
American International Group, Inc. ............. 6,476 513,094
Aon PLC , Class A ........................ 1,744 572,921
Arch Capital Group Ltd.
(a)
................... 5,052 483,881
Arthur J Gallagher & Co. .................... 1,962 556,207
Assurant, Inc. ........................... 3,195 558,710
Brown & Brown, Inc. ....................... 5,884 585,046
Chubb Ltd. ............................. 1,870 515,484
Cincinnati Financial Corp. ................... 4,478 584,916
Erie Indemnity Co. , Class A , NVS .............. 1,331 587,171
Everest Group Ltd. ........................ 1,362 535,089
Fidelity National Financial, Inc. ................ 9,000 539,583
Hartford Financial Services Group, Inc. (The) ...... 5,073 562,697
Loews Corp. ............................ 6,967 557,012
Markel Group, Inc.
(a)
....................... 324 530,987
Marsh & McLennan Companies, Inc. ............ 2,355 524,152
Security Shares Value
a
Insurance (continued)
MetLife, Inc. ............................ 6,977 $ 536,183
Principal Financial Group, Inc. ................ 6,335 516,366
Progressive Corp. (The) .................... 2,359 505,109
Prudential Financial, Inc. .................... 4,337 543,513
Travelers Companies, Inc. (The) ............... 2,381 515,344
W R Berkley Corp. ........................ 9,976 549,977
Willis Towers Watson PLC ................... 2,061 581,779
13,568,662
a
Interactive Media & Services  —  0 .8%
Alphabet, Inc. , Class A ..................... 1,323 226,947
Alphabet, Inc. , Class C , NVS ................. 1,143 197,911
Match Group, Inc.
(a)
....................... 18,306 698,191
Meta Platforms, Inc. , Class A ................. 976 463,434
Pinterest, Inc. , Class A
(a)
.................... 12,565 401,452
Snap, Inc. , Class A , NVS
(a)
.................. 33,430 445,287
2,433,222
a
IT Services  —  2 .2%
Accenture PLC , Class A .................... 1,589 525,355
Akamai Technologies, Inc.
(a)
.................. 5,671 557,346
Cloudflare, Inc. , Class A
(a) (b)
.................. 7,046 546,065
Cognizant Technology Solutions Corp. , Class A ..... 7,489 566,767
EPAM Systems, Inc.
(a)
...................... 2,828 608,388
Gartner, Inc.
(a)
........................... 1,151 576,870
GoDaddy, Inc. , Class A
(a)
.................... 3,821 555,764
International Business Machines Corp. .......... 2,827 543,180
MongoDB, Inc. , Class A
(a)
................... 1,432 361,380
Okta, Inc. , Class A
(a)
....................... 5,250 493,185
Snowflake, Inc. , Class A
(a)
................... 3,114 406,003
Twilio, Inc. , Class A
(a)
...................... 8,960 529,805
VeriSign, Inc.
(a)
.......................... 3,051 570,567
6,840,675
a
Life Sciences Tools & Services  —  2 .4%
Agilent Technologies, Inc. ................... 3,324 470,014
Avantor, Inc.
(a) (b)
.......................... 21,430 573,253
Bio-Rad Laboratories, Inc. , Class A
(a)
............ 1,899 642,546
Bio-Techne Corp. ......................... 6,505 530,743
Charles River Laboratories International, Inc.
(a)
..... 2,443 596,336
Danaher Corp. .......................... 1,810 501,515
Illumina, Inc.
(a)
........................... 4,949 606,747
IQVIA Holdings, Inc.
(a)
...................... 2,236 550,570
Mettler-Toledo International, Inc.
(a)
............. 340 517,150
Repligen Corp.
(a)
......................... 3,264 546,230
Revvity, Inc. ............................ 4,738 595,140
Thermo Fisher Scientific, Inc. ................. 811 497,419
Waters Corp.
(a) (b)
......................... 1,502 505,093
West Pharmaceutical Services, Inc. ............ 1,560 477,625
7,610,381
a
Machinery  —  3 .3%
Caterpillar, Inc. .......................... 1,354 468,755
CNH Industrial N.V. ....................... 49,018 522,042
Cummins, Inc. ........................... 1,805 526,699
Deere & Co. ............................ 1,275 474,275
Dover Corp. ............................ 2,825 520,535
Fortive Corp. ............................ 6,757 485,490
Graco, Inc. ............................. 6,451 548,658
IDEX Corp. ............................. 2,453 511,401
Illinois Tool Works, Inc. ..................... 2,012 497,527
Ingersoll Rand, Inc.
(b)
...................... 5,449 547,080
Nordson Corp. ........................... 2,202 551,227
Otis Worldwide Corp. ...................... 5,235 494,707
PACCAR, Inc. ........................... 4,787 472,285

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
15
Schedule of Investments
Security Shares Value
a
Machinery (continued)
Parker-Hannifin Corp. ...................... 928 $ 520,756
Pentair PLC ............................ 6,413 563,510
Snap-on, Inc. ........................... 1,938 556,264
Stanley Black & Decker, Inc. ................. 6,087 642,909
Toro Co. (The) ........................... 6,330 605,971
Westinghouse Air Brake Technologies Corp. ....... 3,086 497,309
Xylem, Inc. ............................. 3,542 472,857
10,480,257
a
Media  —  1 .4%
Charter Communications, Inc. , Class A
(a)
......... 1,870 710,076
Comcast Corp. , Class A .................... 12,476 514,885
Fox Corp. , Class A , NVS .................... 10,497 399,306
Fox Corp. , Class B ........................ 6,215 220,197
Interpublic Group of Companies, Inc. (The) ....... 17,180 552,681
News Corp. , Class A , NVS .................. 20,487 565,031
Omnicom Group, Inc. ...................... 5,613 550,299
Paramount Global , Class B , NVS .............. 45,328 517,646
Trade Desk, Inc. (The) , Class A
(a)
.............. 5,339 479,869
4,509,990
a
Metals & Mining  —  1 .0%
Cleveland-Cliffs, Inc.
(a)
..................... 31,226 479,319
Freeport-McMoRan, Inc. .................... 9,228 419,044
Newmont Corp. .......................... 11,542 566,366
Nucor Corp. ............................ 2,980 485,561
Reliance, Inc. ........................... 1,769 538,767
Steel Dynamics, Inc. ....................... 3,947 525,819
3,014,876
a
Mortgage REITs  —  0 .2%
Annaly Capital Management, Inc. .............. 27,071 538,984
a
Multi-Utilities  —  1 .7%
Ameren Corp. ........................... 7,090 562,024
CenterPoint Energy, Inc. .................... 17,490 485,348
CMS Energy Corp. ........................ 8,464 548,467
Consolidated Edison, Inc. ................... 5,397 526,316
Dominion Energy, Inc. ...................... 9,479 506,747
DTE Energy Co. ......................... 4,483 540,336
NiSource, Inc. ........................... 18,464 577,000
Public Service Enterprise Group, Inc. ........... 6,882 548,977
Sempra ............................... 6,493 519,830
WEC Energy Group, Inc. .................... 6,173 531,248
5,346,293
a
Office REITs  —  0 .2%
BXP, Inc. .............................. 8,784 626,387
a
Oil, Gas & Consumable Fuels  —  4 .1%
APA Corp. ............................. 17,645 550,348
Cheniere Energy, Inc. ...................... 3,232 590,293
Chesapeake Energy Corp. .................. 5,994 457,522
Chevron Corp. ........................... 2,966 475,954
Chord Energy Corp. ....................... 3,052 523,906
ConocoPhillips .......................... 4,054 450,805
Coterra Energy, Inc. ....................... 18,929 488,368
Devon Energy Corp. ....................... 10,417 489,912
Diamondback Energy, Inc. ................... 2,644 534,908
EOG Resources, Inc. ...................... 3,883 492,364
EQT Corp. ............................. 12,893 444,937
Exxon Mobil Corp. ........................ 3,939 467,126
Hess Corp. ............................. 3,297 505,826
HF Sinclair Corp. ......................... 9,528 490,406
Kinder Morgan, Inc. , Class P ................. 26,069 550,838
Marathon Oil Corp. ........................ 20,387 571,855
Security Shares Value
a
Oil, Gas & Consumable Fuels (continued)
Marathon Petroleum Corp. .................. 2,853 $ 505,038
Occidental Petroleum Corp. .................. 7,993 486,134
ONEOK, Inc. ............................ 6,181 515,063
Ovintiv, Inc. ............................. 10,844 503,595
Phillips 66 .............................. 3,526 512,963
Targa Resources Corp. ..................... 4,410 596,585
Texas Pacific Land Corp. .................... 867 732,528
Valero Energy Corp. ....................... 3,150 509,418
Williams Companies, Inc. (The) ............... 12,297 528,033
12,974,725
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 9,940 427,619
Southwest Airlines Co. ..................... 19,005 511,995
939,614
a
Personal Care Products  —  0 .3%
Estee Lauder Companies, Inc. (The) , Class A ...... 3,858 384,295
Kenvue, Inc. ............................ 25,763 476,358
860,653
a
Pharmaceuticals  —  1 .5%
Bristol-Myers Squibb Co. .................... 11,771 559,829
Catalent, Inc.
(a)
.......................... 9,923 588,831
Eli Lilly & Co. ........................... 570 458,434
Johnson & Johnson ....................... 3,113 491,387
Merck & Co., Inc. ......................... 3,658 413,829
Pfizer, Inc. ............................. 17,022 519,852
Royalty Pharma PLC , Class A ................ 19,882 560,076
Viatris, Inc. ............................. 48,967 590,542
Zoetis, Inc. , Class A ....................... 2,887 519,775
4,702,555
a
Professional Services  —  2 .2%
Automatic Data Processing, Inc. ............... 1,968 516,836
Booz Allen Hamilton Holding Corp. , Class A ....... 3,420 490,120
Broadridge Financial Solutions, Inc. ............ 2,632 563,248
Dayforce, Inc.
(a) (b)
......................... 8,917 528,600
Equifax, Inc. ............................ 2,177 608,189
Jacobs Solutions, Inc. ...................... 3,846 562,862
Leidos Holdings, Inc. ...................... 3,544 511,754
Paychex, Inc. ........................... 4,058 519,505
Paycom Software, Inc. ..................... 3,018 503,372
Paylocity Holding Corp.
(a)
................... 3,153 473,171
SS&C Technologies Holdings, Inc. ............. 8,411 613,582
TransUnion ............................. 6,982 630,195
Verisk Analytics, Inc. ....................... 2,055 537,896
7,059,330
a
Real Estate Management & Development  —  0 .5%
CBRE Group, Inc. , Class A
(a)
................. 5,760 649,209
CoStar Group, Inc.
(a)
....................... 5,953 464,453
Zillow Group, Inc. , Class C , NVS
(a)
............. 12,881 627,305
1,740,967
a
Residential REITs  —  1 .7%
American Homes 4 Rent , Class A .............. 14,656 528,935
AvalonBay Communities, Inc. ................ 2,629 538,734
Camden Property Trust ..................... 5,109 565,822
Equity LifeStyle Properties, Inc. ............... 8,360 574,165
Equity Residential ........................ 7,829 545,133
Essex Property Trust, Inc. ................... 2,025 563,679
Invitation Homes, Inc. ...................... 15,014 529,544
Mid-America Apartment Communities, Inc. ........ 3,910 546,501
Sun Communities, Inc. ..................... 4,364 553,050

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Size Factor ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Annual Financial Statements
Security Shares Value
a
Residential REITs (continued)
UDR, Inc. .............................. 13,573 $ 543,870
5,489,433
a
Retail REITs  —  0 .7%
Kimco Realty Corp. ....................... 28,393 616,980
Realty Income Corp. ....................... 9,258 531,687
Regency Centers Corp. .................... 9,036 608,484
Simon Property Group, Inc. .................. 3,437 527,373
2,284,524
a
Semiconductors & Semiconductor Equipment  —  3 .7%
Advanced Micro Devices, Inc.
(a)
............... 2,887 417,114
Analog Devices, Inc. ....................... 2,285 528,703
Applied Materials, Inc. ..................... 2,203 467,477
Broadcom, Inc. .......................... 3,300 530,244
Enphase Energy, Inc.
(a)
..................... 4,786 550,916
Entegris, Inc. ............................ 4,039 477,773
First Solar, Inc.
(a)
......................... 2,487 537,167
Intel Corp. ............................. 15,366 472,351
KLA Corp. .............................. 649 534,172
Lam Research Corp. ...................... 510 469,832
Lattice Semiconductor Corp.
(a) (b)
............... 7,397 392,041
Marvell Technology, Inc. .................... 6,870 460,153
Microchip Technology, Inc. ................... 5,303 470,800
Micron Technology, Inc. ..................... 3,833 420,940
Monolithic Power Systems, Inc. ............... 683 589,491
NVIDIA Corp. ........................... 4,610 539,462
NXP Semiconductors NV ................... 1,830 481,583
ON Semiconductor Corp.
(a)
.................. 7,138 558,549
Qorvo, Inc.
(a)
............................ 5,568 667,046
QUALCOMM, Inc. ........................ 2,390 432,471
Skyworks Solutions, Inc. .................... 5,785 657,292
Teradyne, Inc. ........................... 3,764 493,686
Texas Instruments, Inc. ..................... 2,430 495,258
11,644,521
a
Software  —  5 .6%
Adobe, Inc.
(a)
............................ 994 548,340
ANSYS, Inc.
(a)
........................... 1,593 499,613
AppLovin Corp. , Class A
(a)
................... 6,222 479,716
Aspen Technology, Inc.
(a)
.................... 2,438 458,222
Atlassian Corp. , Class A
(a)
................... 2,868 506,403
Autodesk, Inc.
(a)
.......................... 2,307 571,029
Bentley Systems, Inc. , Class B ................ 9,414 458,838
Cadence Design Systems, Inc.
(a)
.............. 1,724 461,446
Confluent, Inc. , Class A
(a) (b)
.................. 17,279 432,321
Crowdstrike Holdings, Inc. , Class A
(a)
............ 1,423 330,079
Datadog, Inc. , Class A
(a)
.................... 4,203 489,397
DocuSign, Inc.
(a)
......................... 9,010 499,875
Dynatrace, Inc.
(a)
......................... 11,093 487,205
Fair Isaac Corp.
(a)
......................... 378 604,800
Fortinet, Inc.
(a)
........................... 8,320 482,893
Gen Digital, Inc. .......................... 21,269 552,781
HubSpot, Inc.
(a)
.......................... 847 420,984
Intuit, Inc. .............................. 726 469,976
Manhattan Associates, Inc.
(a)
................. 2,368 604,740
Microsoft Corp. .......................... 1,014 424,207
MicroStrategy, Inc. , Class A
(a)
................. 314 506,934
Oracle Corp. ............................ 3,778 526,842
Palantir Technologies, Inc. , Class A
(a)
........... 24,016 645,790
Palo Alto Networks, Inc.
(a) (b)
.................. 1,588 515,671
PTC, Inc.
(a)
............................. 2,889 513,809
Roper Technologies, Inc. .................... 932 507,707
Salesforce, Inc. .......................... 1,679 434,525
Samsara, Inc. , Class A
(a) (b)
................... 12,873 492,778
Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a)
........................ 627 $ 510,622
Synopsys, Inc.
(a)
......................... 872 486,855
Tyler Technologies, Inc.
(a)
................... 1,067 606,173
UiPath, Inc. , Class A
(a)
..................... 27,216 331,219
Unity Software, Inc.
(a)
...................... 26,677 436,436
Workday, Inc. , Class A
(a)
.................... 1,940 440,613
Zoom Video Communications, Inc. , Class A
(a)
...... 8,265 499,206
Zscaler, Inc.
(a) (b)
.......................... 2,956 530,159
17,768,204
a
Specialized REITs  —  2 .0%
American Tower Corp. ..................... 2,553 562,681
Crown Castle, Inc. ........................ 5,085 559,757
Digital Realty Trust, Inc. .................... 3,556 531,587
Equinix, Inc. ............................ 634 501,012
Extra Space Storage, Inc. ................... 3,544 565,693
Gaming and Leisure Properties, Inc. ............ 11,686 586,637
Iron Mountain, Inc. ........................ 6,314 647,564
Public Storage ........................... 1,798 532,064
SBA Communications Corp. , Class A ............ 2,656 583,098
VICI Properties, Inc. ....................... 17,403 544,018
Weyerhaeuser Co. ........................ 16,907 536,966
6,151,077
a
Specialty Retail  —  2 .5%
AutoZone, Inc.
(a)
......................... 180 564,064
Bath & Body Works, Inc. .................... 10,885 400,024
Best Buy Co., Inc. ........................ 7,325 633,759
Burlington Stores, Inc.
(a)
.................... 2,843 740,090
CarMax, Inc.
(a) (b)
.......................... 7,533 636,087
Dick's Sporting Goods, Inc. .................. 2,841 614,650
Home Depot, Inc. (The) .................... 1,409 518,738
Lowe's Companies, Inc. .................... 2,185 536,439
O'Reilly Automotive, Inc.
(a)
................... 507 571,055
Ross Stores, Inc. ......................... 3,884 556,305
TJX Companies, Inc. (The) .................. 5,046 570,299
Tractor Supply Co. ........................ 1,829 481,612
Ulta Beauty, Inc.
(a)
........................ 1,389 506,832
Williams-Sonoma, Inc. ..................... 3,378 522,509
7,852,463
a
Technology Hardware, Storage & Peripherals  —  1 .5%
Apple, Inc. ............................. 2,270 504,121
Dell Technologies, Inc. , Class C ............... 3,370 383,102
Hewlett Packard Enterprise Co. ............... 29,469 586,728
HP, Inc. ............................... 15,831 571,341
NetApp, Inc. ............................ 4,679 594,139
Pure Storage, Inc. , Class A
(a)
................. 8,855 530,680
Seagate Technology Holdings PLC ............. 5,629 575,115
Super Micro Computer, Inc.
(a)
................. 566 397,134
Western Digital Corp.
(a)
..................... 7,125 477,731
4,620,091
a
Textiles, Apparel & Luxury Goods  —  0 .4%
Deckers Outdoor Corp.
(a)
.................... 587 541,584
Lululemon Athletica, Inc.
(a)
................... 1,585 409,976
Nike, Inc. , Class B ........................ 5,262 393,913
1,345,473
a
Tobacco  —  0 .3%
Altria Group, Inc. ......................... 10,757 527,200
Philip Morris International, Inc. ................ 4,842 557,605
1,084,805
a

iShares
®
MSCI USA Size Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
17
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Trading Companies & Distributors  —  0 .9%
Fastenal Co. ............................ 7,758 $ 548,878
Ferguson PLC ........................... 2,427 540,372
United Rentals, Inc. ....................... 738 558,740
Watsco, Inc. ............................ 1,095 535,992
WW Grainger, Inc. ........................ 536 523,570
2,707,552
a
Water Utilities  —  0 .4%
American Water Works Co., Inc. ............... 3,890 553,781
Essential Utilities, Inc. ...................... 13,788 560,482
1,114,263
a
Wireless Telecommunication Services  —  0 .2%
T-Mobile U.S., Inc. ........................ 2,946 536,997
a
Total Long-Term Investments — 99.8%
(Cost: $ 296,388,292 ) ................................ 314,341,207
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  2 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 6,915,065 $ 6,917,831
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 382,418 382,418
a
Total Short-Term Securities — 2.3%
(Cost: $ 7,293,785 ) .................................. 7,300,249
Total Investments — 102.1%
(Cost: $ 303,682,077 ) ................................ 321,641,456
Liabilities in Excess of Other Assets — ( 2 .1 ) % ............... (6,748,581)
Net Assets — 100.0% ................................. $ 314,892,875
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock
Cash Funds:
Institutional, SL
Agency Shares . $ 15,067,783 $ — $ (8,152,214)
(a)
$ 4,096 $ (1,834) $ 6,917,831 6,915,065 $ 140,736
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 453,882 — (71,464)
(a)
— — 382,418 382,418 37,937 —
BlackRock, Inc. ... 489,119 217,806 (257,860) 22,651 62,949 534,665 610 13,607 —
$ 26,747 $ 61,115
$ 7,834,914
$ 192,280 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P MidCap 400 Index ............................................................. 1  09/20/24 $ 312  $ 19,035

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Size Factor ETF
18
2024
iShares Annual Financial Statements
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 19,035 $ — $ — $ — $ 19,035
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts ................................. $ — $ — $ 66,022 $ — $ — $ — $ 66,022
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts ................................. $ — $ — $ (13,013) $ — $ — $ — $ (13,013)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 669,943
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 314,341,207  $ —  $ —  $ 314,341,207
Short-Term Securities
Money Market Funds ...................................... 7,300,249  —  —  7,300,249
$ 321,641,456  $ —  $ —  $ 321,641,456
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 19,035  $ —  $ —  $ 19,035
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
July 31, 2024
(Percentages shown are based on Net Assets)
19
Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  2 .7%
Huntington Ingalls Industries, Inc. .............. 35,912 $ 10,054,642
L3Harris Technologies, Inc. .................. 158,636 35,992,922
RTX Corp. ............................. 1,099,180 129,142,658
Textron, Inc. ............................ 212,286 19,721,369
194,911,591
a
Air Freight & Logistics  —  1 .3%
FedEx Corp. ............................ 295,424 89,291,904
a
Automobile Components  —  0 .2%
Aptiv PLC
(a) (b)
............................ 179,980 12,488,812
a
Automobiles  —  4 .6%
Ford Motor Co. .......................... 11,239,060 121,606,629
General Motors Co. ....................... 4,646,744 205,943,694
327,550,323
a
Banks  —  7 .6%
Bank of America Corp. ..................... 3,543,667 142,845,217
Citigroup, Inc. ........................... 1,909,435 123,884,143
Citizens Financial Group, Inc. ................ 410,895 17,532,890
Fifth Third Bancorp ....................... 330,007 13,972,496
First Citizens BancShares, Inc. , Class A .......... 3,846 8,029,256
Huntington Bancshares, Inc. ................. 737,531 11,026,088
KeyCorp ............................... 516,934 8,338,145
M&T Bank Corp. ......................... 107,748 18,550,973
Regions Financial Corp. .................... 572,516 12,807,183
Truist Financial Corp. ...................... 853,811 38,156,814
U.S. Bancorp ........................... 705,297 31,653,729
Wells Fargo & Co. ........................ 1,898,093 112,632,839
539,429,773
a
Beverages  —  0 .3%
Molson Coors Beverage Co. , Class B ........... 447,838 23,668,238
a
Biotechnology  —  1 .3%
Gilead Sciences, Inc. ...................... 1,073,970 81,686,158
United Therapeutics Corp.
(a)
.................. 45,702 14,317,980
96,004,138
a
Building Products  —  1 .4%
Builders FirstSource, Inc.
(a)
.................. 150,023 25,109,350
Fortune Brands Innovations, Inc. .............. 112,104 9,059,124
Johnson Controls International PLC ............ 530,212 37,931,366
Owens Corning .......................... 136,513 25,443,293
97,543,133
a
Capital Markets  —  2 .0%
Bank of New York Mellon Corp. (The) ........... 444,512 28,924,396
Franklin Resources, Inc. .................... 198,775 4,545,984
Goldman Sachs Group, Inc. (The) ............. 177,304 90,253,055
State Street Corp. ........................ 202,452 17,202,347
140,925,782
a
Chemicals  —  1 .1%
CF Industries Holdings, Inc. .................. 136,677 10,440,756
Dow, Inc. .............................. 389,557 21,219,170
Eastman Chemical Co. ..................... 75,793 7,831,690
LyondellBasell Industries NV , Class A ........... 193,219 19,217,562
Mosaic Co. (The) ......................... 479,004 14,259,949
Westlake Corp. .......................... 27,109 4,008,337
76,977,464
a
Security Shares Value
a
Communications Equipment  —  6 .3%
Cisco Systems, Inc. ....................... 8,239,531 $ 399,205,277
F5, Inc.
(a)
.............................. 115,175 23,454,237
Juniper Networks, Inc. ..................... 668,145 25,182,385
447,841,899
a
Consumer Finance  —  0 .9%
Ally Financial, Inc. ........................ 195,215 8,786,627
Capital One Financial Corp. .................. 260,591 39,453,478
Synchrony Financial ....................... 266,147 13,517,606
61,757,711
a
Consumer Staples Distribution & Retail  —  1 .2%
Albertsons Companies, Inc. , Class A ............ 465,816 9,237,131
Kroger Co. (The) ......................... 958,299 52,227,296
Walgreens Boots Alliance, Inc. ................ 1,865,612 22,144,814
83,609,241
a
Containers & Packaging  —  0 .3%
International Paper Co. ..................... 238,969 11,107,279
Smurfit WestRock PLC
(a)
.................... 187,924 8,426,512
19,533,791
a
Distributors  —  0 .3%
LKQ Corp. ............................. 452,656 18,785,224
a
Diversified Telecommunication Services  —  8 .2%
AT&T, Inc. .............................. 19,629,788 377,873,419
Verizon Communications, Inc. ................ 5,144,801 208,467,337
586,340,756
a
Electric Utilities  —  1 .3%
Evergy, Inc. ............................. 312,956 18,151,448
Eversource Energy ....................... 263,018 17,072,499
PG&E Corp. ............................ 2,191,588 39,996,481
PPL Corp. ............................. 709,367 21,082,387
96,302,815
a
Electronic Equipment, Instruments & Components  —  2 .3%
Corning, Inc. ............................ 1,736,781 69,488,608
Jabil, Inc. .............................. 176,947 19,936,618
TE Connectivity Ltd. ....................... 508,363 78,455,662
167,880,888
a
Entertainment  —  0 .7%
Warner Bros Discovery, Inc. , Series A
(a) (b)
......... 5,616,344 48,581,376
a
Financial Services  —  0 .3%
Equitable Holdings, Inc. .................... 197,414 8,609,224
Global Payments, Inc. ..................... 140,384 14,268,630
22,877,854
a
Food Products  —  2 .8%
Archer-Daniels-Midland Co. .................. 894,060 55,440,660
Bunge Global SA ......................... 158,361 16,664,328
Conagra Brands, Inc. ...................... 642,774 19,488,908
J M Smucker Co. (The) ..................... 149,302 17,610,171
Kraft Heinz Co. (The) ...................... 1,746,618 61,498,420
Tyson Foods, Inc. , Class A .................. 505,506 30,785,315
201,487,802
a
Gas Utilities  —  0 .2%
Atmos Energy Corp. ....................... 115,067 14,714,768
a

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Value Factor ETF
(Percentages shown are based on Net Assets)
20
2024
iShares Annual Financial Statements
Security Shares Value
a
Ground Transportation  —  0 .3%
Knight-Swift Transportation Holdings, Inc. , Class A .. 254,400 $ 13,846,992
U-Haul Holding Co. , Series N , NVS
(b)
........... 133,793 8,526,628
22,373,620
a
Health Care Equipment & Supplies  —  0 .1%
Solventum Corp.
(a)
........................ 154,725 9,110,208
a
Health Care Providers & Services  —  6 .0%
Centene Corp.
(a)
......................... 724,874 55,757,308
Cigna Group (The) ........................ 313,169 109,192,635
CVS Health Corp. ........................ 2,027,284 122,306,044
DaVita, Inc.
(a) (b)
.......................... 37,543 5,129,125
Elevance Health, Inc. ...................... 178,479 94,956,182
Labcorp Holdings, Inc. ..................... 76,345 16,447,767
Quest Diagnostics, Inc. ..................... 88,341 12,570,924
Universal Health Services, Inc. , Class B ......... 66,163 14,143,003
430,502,988
a
Hotel & Resort REITs  —  0 .2%
Host Hotels & Resorts, Inc. .................. 1,002,808 17,559,168
a
Hotels, Restaurants & Leisure  —  0 .3%
Expedia Group, Inc.
(a)
...................... 194,005 24,768,618
a
Household Durables  —  4 .2%
DR Horton, Inc. .......................... 637,084 114,630,524
Lennar Corp. , Class A ...................... 651,127 115,203,900
PulteGroup, Inc. ......................... 534,639 70,572,348
300,406,772
a
Independent Power and Renewable Electricity Producers  —  0 .3%
Vistra Corp. ............................ 230,842 18,287,303
a
Insurance  —  2 .1%
American International Group, Inc. ............. 484,706 38,403,256
Everest Group Ltd. ........................ 33,327 13,093,179
Fidelity National Financial, Inc. ................ 110,606 6,128,679
Hartford Financial Services Group, Inc. (The) ...... 145,533 16,142,520
Loews Corp. ............................ 118,126 9,444,174
MetLife, Inc. ............................ 410,118 31,517,568
Prudential Financial, Inc. .................... 265,481 33,270,079
147,999,455
a
IT Services  —  5 .2%
Akamai Technologies, Inc.
(a)
.................. 117,426 11,540,627
Cognizant Technology Solutions Corp. , Class A ..... 1,049,949 79,460,140
International Business Machines Corp. .......... 1,387,697 266,632,102
Twilio, Inc. , Class A
(a)
...................... 260,014 15,374,628
373,007,497
a
Life Sciences Tools & Services  —  0 .1%
Bio-Rad Laboratories, Inc. , Class A
(a) (b)
.......... 11,994 4,058,290
a
Machinery  —  2 .0%
CNH Industrial N.V. ....................... 1,171,082 12,472,023
Cummins, Inc. ........................... 122,159 35,645,996
PACCAR, Inc. ........................... 498,706 49,202,334
Snap-on, Inc. ........................... 47,519 13,639,379
Stanley Black & Decker, Inc. ................. 87,111 9,200,664
Westinghouse Air Brake Technologies Corp. ....... 121,209 19,532,830
139,693,226
a
Media  —  0 .7%
Fox Corp. , Class A , NVS .................... 539,413 20,519,271
Fox Corp. , Class B ........................ 304,675 10,794,635
Security Shares Value
a
Media (continued)
Paramount Global , Class B , NVS .............. 1,814,938 $ 20,726,592
52,040,498
a
Metals & Mining  —  0 .9%
Cleveland-Cliffs, Inc.
(a)
..................... 638,014 9,793,515
Nucor Corp. ............................ 227,405 37,053,371
Steel Dynamics, Inc. ....................... 144,153 19,204,062
66,050,948
a
Mortgage REITs  —  0 .1%
Annaly Capital Management, Inc. .............. 424,606 8,453,906
a
Multi-Utilities  —  0 .4%
Dominion Energy, Inc. ...................... 597,097 31,920,806
a
Oil, Gas & Consumable Fuels  —  3 .6%
APA Corp. ............................. 508,728 15,867,226
Chesapeake Energy Corp. .................. 158,245 12,078,841
Coterra Energy, Inc. ....................... 1,017,272 26,245,617
Diamondback Energy, Inc. ................... 248,457 50,265,336
EQT Corp. ............................. 486,815 16,799,986
HF Sinclair Corp. ......................... 284,781 14,657,678
Marathon Oil Corp. ........................ 1,123,734 31,520,739
Ovintiv, Inc. ............................. 557,480 25,889,371
Valero Energy Corp. ....................... 407,974 65,977,555
259,302,349
a
Passenger Airlines  —  0 .3%
Delta Air Lines, Inc. ....................... 287,605 12,372,767
Southwest Airlines Co. ..................... 270,635 7,290,907
19,663,674
a
Pharmaceuticals  —  4 .6%
Bristol-Myers Squibb Co. .................... 2,034,364 96,754,352
Pfizer, Inc. ............................. 6,150,893 187,848,272
Royalty Pharma PLC , Class A ................ 547,969 15,436,287
Viatris, Inc. ............................. 2,584,544 31,169,600
331,208,511
a
Professional Services  —  0 .4%
Leidos Holdings, Inc. ...................... 85,763 12,384,177
SS&C Technologies Holdings, Inc. ............. 245,931 17,940,667
30,324,844
a
Residential REITs  —  0 .3%
Camden Property Trust ..................... 80,135 8,874,951
Mid-America Apartment Communities, Inc. ........ 87,727 12,261,603
21,136,554
a
Retail REITs  —  1 .1%
Simon Property Group, Inc. .................. 513,435 78,781,466
a
Semiconductors & Semiconductor Equipment  —  11 .5%
Applied Materials, Inc. ..................... 1,034,645 219,551,669
First Solar, Inc.
(a)
......................... 145,658 31,460,671
Intel Corp. ............................. 11,048,894 339,643,002
NXP Semiconductors NV ................... 380,482 100,127,643
ON Semiconductor Corp.
(a) (b)
................. 759,665 59,443,786
Qorvo, Inc.
(a)
............................ 202,437 24,251,953
Skyworks Solutions, Inc. .................... 402,007 45,676,035
820,154,759
a
Software  —  0 .9%
Aspen Technology, Inc.
(a) (b)
................... 68,147 12,808,229
Gen Digital, Inc. .......................... 1,042,923 27,105,569

iShares
®
MSCI USA Value Factor ETF
Schedule of Investments
(continued)
July 31, 2024
(Percentages shown are based on Net Assets)
21
Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Security Shares Value
a
Software (continued)
Zoom Video Communications, Inc. , Class A
(a)
...... 426,743 $ 25,775,277
65,689,075
a
Specialized REITs  —  0 .6%
Weyerhaeuser Co. ........................ 1,302,428 41,365,113
a
Specialty Retail  —  0 .4%
Best Buy Co., Inc. ........................ 302,032 26,131,809
a
Technology Hardware, Storage & Peripherals  —  3 .9%
Dell Technologies, Inc. , Class C ............... 471,250 53,571,700
Hewlett Packard Enterprise Co. ............... 4,893,311 97,425,822
HP, Inc. ............................... 2,383,636 86,025,423
NetApp, Inc. ............................ 325,753 41,364,116
278,387,061
a
Tobacco  —  1 .3%
Altria Group, Inc. ......................... 1,908,759 93,548,279
a
Trading Companies & Distributors  —  0 .7%
United Rentals, Inc. ....................... 68,221 51,650,119
a
Total Long-Term Investments — 99.8%
(Cost: $ 7,033,084,946 ) ............................... 7,132,082,199
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  0 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(c) (d) (e)
...................... 32,225,006 $ 32,237,897
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(c) (d)
............................ 11,054,743 11,054,743
a
Total Short-Term Securities — 0.6%
(Cost: $ 43,288,304 ) ................................. 43,292,640
Total Investments — 100.4%
(Cost: $ 7,076,373,250 ) ............................... 7,175,374,839
Liabilities in Excess of Other Assets — ( 0 .4 ) % ............... (30,888,789)
Net Assets — 100.0% ................................. $ 7,144,486,050
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the year ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
07/31/23
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ 33,397,964 $ — $ (1,161,261)
(a)
$ 626 $ 568 $ 32,237,897 32,225,006 $ 139,078
(b)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares 11,508,688 — (453,945)
(a)
— — 11,054,743 11,054,743 622,424 —
$ 626 $ 568
$ 43,292,640
$ 761,502 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini Russell 2000 Index ................................................................ 55 09/20/24 $ 6,251 $ 669,552
E-Mini S&P 500 Index ................................................................... 20 09/20/24 5,558 55,542
$ 725,094

Schedule of Investments
(continued)
July 31, 2024
iShares
®
MSCI USA Value Factor ETF
22
2024
iShares Annual Financial Statements
Derivative Financial Instruments Categorized by Risk Exposure
As of period end, the fair values of derivative financial instruments located in the Statements of Assets and Liabilities were as follows:
For the period ended July 31, 2024, the effect of derivative financial instruments in the Statements of Operations was as follows:
Average Quarterly Balances of Outstanding Derivative Financial Instruments
For more information about the Fund’s investment risks regarding derivative financial instruments, refer to the Notes to Financial Statements.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Assets — Derivative Financial Instruments
Futures contracts
Unrealized appreciation on futures contracts
(a)
............. $ — $ — $ 725,094 $ — $ — $ — $ 725,094
(a)
Net cumulative unrealized appreciation (depreciation) on futures contracts are reported in the Schedule of Investments. In the Statements of Assets and Liabilities, only current day’s variation margin is reported in receivables or payables and the net cumulative unrealized appreciation (depreciation) is included in accumulated earnings (loss).
Commodity
Contracts
Credit
Contracts
Equity
Contracts
Foreign
Currency
Exchange
Contracts
Interest Rate
Contracts
Other
Contracts Total
Net Realized Gain (Loss) from
Futures contracts .................................. $ — $ — $ 2,966,519 $ — $ — $ — $ 2,966,519
Net Change in Unrealized Appreciation (Depreciation) on
Futures contracts .................................. $ — $ — $ (93,781) $ — $ — $ — $ (93,781)
Futures contracts
Average notional value of contracts — long ................................................................................... $ 10,649,497
a
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 7,132,082,199  $ —  $ —  $ 7,132,082,199
Short-Term Securities
Money Market Funds ...................................... 43,292,640  —  —  43,292,640
$ 7,175,374,839  $ —  $ —  $ 7,175,374,839
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 725,094  $ —  $ —  $ 725,094
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Statements of Assets and Liabilities
Statements of Assets and Liabilities
July 31, 2024
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
ASSETS
Investments, at value — unaffiliated
(a) (b)
..................................... $ 10,052,877,477  $ 46,641,004,646  $ 313,806,542  $ 7,132,082,199
Investments, at value — affiliated
(c)
........................................ 132,308,735  543,776,711  7,834,914  43,292,640
Cash ............................................................ 140,580  642,748  20,561  277,472
Cash pledged:
Futures contracts .................................................. 1,616,000  4,338,000  19,000  1,599,000
Receivables:
Securities lending income — affiliated .................................... 14,193  20,539  1,458  4,966
Capital shares sold ................................................. 36,639  —  —  95,495
Dividends — unaffiliated ............................................. 2,059,482  19,877,175  160,214  15,083,611
Dividends — affiliated ............................................... 125,656  279,457  3,019  45,846
Variation margin on futures contracts ..................................... 474,525  1,273,950  1,990  282,858
Total assets .......................................................
10,189,653,287  47,211,213,226  321,847,698  7,192,764,087
LIABILITIES
Collateral on securities loaned ........................................... 102,837,804  63,161,411  6,915,730  32,292,577
Payables:
Investments purchased .............................................. —  —  —  14,704,776
Capital shares redeemed ............................................. 366,394  272,354  —  381,982
Investment advisory fees ............................................. 1,327,236  5,979,873  39,093  898,702
Total liabilities ......................................................
104,531,434  69,413,638  6,954,823  48,278,037
Commitments and contingent liabilities
NET ASSETS ......................................................
$ 10,085,121,853  $ 47,141,799,588  $ 314,892,875  $ 7,144,486,050
NET ASSETS CONSIST OF:
Paid-in capital ...................................................... $ 11,698,582,830  $ 38,757,664,429  $ 365,199,473  $ 7,978,742,259
Accumulated earnings (loss) ............................................ (1,613,460,977) 8,384,135,159  (50,306,598) (834,256,209)
NET ASSETS ......................................................
$ 10,085,121,853  $ 47,141,799,588  $ 314,892,875  $ 7,144,486,050
NET ASSET VALUE
Shares outstanding .................................................. 52,800,000  274,350,000  2,200,000  66,400,000
Net asset value ..................................................... $ 191.01  $ 171.83  $ 143.13  $ 107.60
Shares authorized ................................................... Unlimited Unlimited Unlimited Unlimited
Par value ......................................................... None None None None
(a)
Securities loaned, at value ........................................... $ 101,496,771  $ 61,980,242  $ 6,860,877  $ 33,120,985
(b)
Investments, at cost — unaffiliated ...................................... $ 8,020,322,276  $ 36,676,051,546  $ 295,926,254  $ 7,033,084,946
(c)
Investments, at cost — affiliated ........................................ $ 132,302,679  $ 456,355,061  $ 7,755,823  $ 43,288,304

24
2024
iShares Annual Financial Statements
Statements of Operations
Year Ended July 31, 2024
See notes to financial statements.
iShares
MSCI USA
Momentum Factor
ETF
iShares
MSCI USA Quality
Factor ETF
iShares
MSCI USA Size
Factor ETF
iShares
MSCI USA Value
Factor ETF
INVESTMENT INCOME
Dividends — unaffiliated ............................................ $ 78,997,923  $ 508,419,967  $ 5,662,029  $ 197,334,108
Dividends — affiliated .............................................. 1,162,020  11,722,082  51,544  622,424
Interest — unaffiliated .............................................. 106,416  306,726  4,128  81,250
Securities lending income — affiliated — net ............................... 159,859  1,271,258  140,736  139,078
Foreign taxes withheld ............................................. (30,987) —  (2,031) (236,934)
Total investment income ..............................................
80,395,231  521,720,033  5,856,406  197,939,926
EXPENSES
Investment advisory ............................................... 13,879,216  56,972,861  497,140  10,183,743
Interest expense ................................................. 4,402  6,311  13  62
Total expenses .................................................... 13,883,618  56,979,172  497,153  10,183,805
Net investment income ...............................................
66,511,613  464,740,861  5,359,253  187,756,121
—  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated ......................................... 427,606,698  693,234,770  (10,677,980) (195,690,139)
Investments — affiliated ........................................... 9,741  (815,423) 3,165  626
Futures contracts ............................................... 3,972,600  15,069,828  66,022  2,966,519
In-kind redemptions — unaffiliated
(a)
................................... 815,015,650  2,451,623,275  32,683,386  159,590,583
In-kind redemptions — affiliated
(a)
.................................... —  7,305,335  23,582  —
1,246,604,689  3,166,417,785  22,098,175  (33,132,411)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated ......................................... 1,102,475,018  4,831,683,711  17,365,956  708,889,752
Investments — affiliated ........................................... 8,852  58,204,952  61,115  568
Futures contracts ............................................... (1,253,676) (2,757,543) (13,013) (93,781)
1,101,230,194  4,887,131,120  17,414,058  708,796,539
Net realized and unrealized gain ........................................
2,347,834,883  8,053,548,905  39,512,233  675,664,128
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ...............
$ 2,414,346,496  $ 8,518,289,766  $ 44,871,486  $ 863,420,249
(a)
See Note 2 of the Notes to Financial Statements.

25
Statements of Changes in Net Assets
Statements of Changes in Net Assets
See notes to financial statements.
iShares
MSCI USA Momentum Factor ETF
iShares
MSCI USA Quality Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 66,511,613  $ 205,732,135  $ 464,740,861  $ 327,884,291
Net realized gain (loss) ......................................... 1,246,604,689  (685,284,925) 3,166,417,785  (277,715,346)
Net change in unrealized appreciation (depreciation) ..................... 1,101,230,194  878,019,235  4,887,131,120  4,501,082,052
Net increase in net assets resulting from operations ........................
2,414,346,496  398,466,445  8,518,289,766  4,551,250,997
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(62,799,842) (232,076,086) (443,531,266) (325,161,698)
CAPITAL SHARE TRANSACTIONS
Net increase (decrease) in net assets derived from capital share transactions ......
(1,380,022,356) (1,094,647,687) 7,432,272,879  7,171,562,698
NET ASSETS
Total increase (decrease) in net assets ................................ 971,524,298  (928,257,328) 15,507,031,379  11,397,651,997
Beginning of year ...............................................
9,113,597,555  10,041,854,883  31,634,768,209  20,237,116,212
End of year ...................................................
$ 10,085,121,853  $ 9,113,597,555  $ 47,141,799,588  $ 31,634,768,209
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

26
2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
MSCI USA Size Factor ETF
iShares
MSCI USA Value Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/24
Year Ended
07/31/23
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ......................................... $ 5,359,253  $ 4,984,961  $ 187,756,121  $ 221,175,573
Net realized gain (loss) ......................................... 22,098,175  (17,399,584) (33,132,411) (118,128,586)
Net change in unrealized appreciation (depreciation) ..................... 17,414,058  37,890,122  708,796,539  120,774,959
Net increase in net assets resulting from operations ........................
44,871,486  25,475,499  863,420,249  223,821,946
DISTRIBUTIONS TO SHAREHOLDERS
(a)
Decrease in net assets resulting from distributions to shareholders ..............
(5,145,827) (4,723,437) (179,487,920) (231,097,546)
CAPITAL SHARE TRANSACTIONS
Net decrease in net assets derived from capital share transactions ..............
(44,855,909) (47,798,497) (460,104,514) (2,196,245,190)
NET ASSETS
Total increase (decrease) in net assets ................................ (5,130,250) (27,046,435) 223,827,815  (2,203,520,790)
Beginning of year ...............................................
320,023,125  347,069,560  6,920,658,235  9,124,179,025
End of year ...................................................
$ 314,892,875  $ 320,023,125  $ 7,144,486,050  $ 6,920,658,235
(a)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

27
Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Momentum Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 146.76  $ 143.35  $ 175.04  $ 140.10  $ 120.79
Net investment income
(a)
................................ 1 .20  2 .79  1 .79  0 .85  1 .50
Net realized and unrealized gain (loss)
(b)
......................
44.18  3 .83  (31.95) 34.86  19.53
Net increase (decrease) from investment operations ...............
45.38  6 .62  (30.16) 35.71  21.03
Distributions from net investment income
(c)
...................... ( 1 .13 ) ( 3 .21 ) ( 1 .53 ) ( 0 .77 ) ( 1 .72 )
Net asset value, end of year ..............................
$ 191.01  $ 146.76  $ 143.35  $ 175.04  $ 140.10
Total Return
(d)
– – – – –
Based on net asset value .................................
31.09% 4 .80% (17.35) % 25.57% 17.71%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
0 .72% 1 .95% 1 .07% 0 .53% 1 .22%
Supplemental Data
Net assets, end of year (000) ...............................
$ 10,085,122  $ 9,113,598  $ 10,041,855  $ 14,493,017  $ 10,647,455
Portfolio turnover rate
(f)
...................................
95% 111% 125% 107% 160%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

28
2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Quality Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 139.91  $ 121.95  $ 137.31  $ 100.59  $ 92.73
Net investment income
(a)
................................ 1 .86  1 .79  1 .68  1 .70  1 .72
Net realized and unrealized gain (loss)
(b)
......................
31.84  17.93  (15.41) 36.79  7 .71
Net increase (decrease) from investment operations ...............
33.70  19.72  (13.73) 38.49  9 .43
Distributions from net investment income
(c)
...................... ( 1 .78 ) ( 1 .76 ) ( 1 .63 ) ( 1 .77 ) ( 1 .57 )
Net asset value, end of year ..............................
$ 171.83  $ 139.91  $ 121.95  $ 137.31  $ 100.59
Total Return
(d)
– – – – –
Based on net asset value .................................
24.28% 16.47% (10.09) % 38.63% 10.38%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .22% 1 .46% 1 .27% 1 .45% 1 .82%
Supplemental Data
Net assets, end of year (000) ...............................
$ 47,141,800  $ 31,634,768  $ 20,237,116  $ 23,966,830  $ 18,851,143
Portfolio turnover rate
(f)
...................................
31% 58% 41% 47% 45%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

29
Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Size Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year ..........................
$ 128.01  $ 119.68  $ 131.04  $ 92.12  $ 91.99
Net investment income
(a)
................................ 2 .11  1 .83  1 .69  1 .50  1 .73
Net realized and unrealized gain (loss)
(b)
......................
15.00  8 .24  (11.21) 38.96  ( 0 .13 )
Net increase (decrease) from investment operations ...............
17.11  10.07  ( 9 .52 ) 40.46  1 .60
Distributions from net investment income
(c)
...................... ( 1 .99 ) ( 1 .74 ) ( 1 .84 ) ( 1 .54 ) ( 1 .47 )
Net asset value, end of year ..............................
$ 143.13  $ 128.01  $ 119.68  $ 131.04  $ 92.12
Total Return
(d)
– – – – –
Based on net asset value .................................
13.54% 8 .62% ( 7 .35 ) % 44.28% 1 .91%
Ratios to Average Net Assets
(e)
– – – – –
Total expenses ........................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ...................................
1 .62% 1 .56% 1 .31% 1 .34% 1 .93%
Supplemental Data
Net assets, end of year (000) ...............................
$ 314,893  $ 320,023  $ 347,070  $ 674,864  $ 741,572
Portfolio turnover rate
(f)
...................................
19% 22% 25% 23% 29%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

30
2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares MSCI USA Value Factor ETF
Year Ended
07/31/24
Year Ended
07/31/23
Year Ended
07/31/22
Year Ended
07/31/21
Year Ended
07/31/20
Net asset value, beginning of year .........................
$ 97.27  $ 95.84  $ 104.29  $ 72.97  $ 82.49
Net investment income
(a)
............................... 2 .74  2 .74  2 .66  2 .33  2 .37
Net realized and unrealized gain (loss)
(b)
.....................
10.21  1 .53  ( 8 .22 ) 30.96  ( 9 .65 )
Net increase (decrease) from investment operations ..............
12.95  4 .27  ( 5 .56 ) 33.29  ( 7 .28 )
Distributions from net investment income
(c)
..................... ( 2 .62 ) ( 2 .84 ) ( 2 .89 ) ( 1 .97 ) ( 2 .24 )
Net asset value, end of year .............................
$ 107.60  $ 97.27  $ 95.84  $ 104.29  $ 72.97
Total Return
(d)
– – – – –
Based on net asset value ................................
13.57% 4 .77% ( 5 .48 ) % 46.10% ( 8 .83 ) %
Ratios to Average Net Assets
(e)
– – – – –
Total expenses .......................................
0 .15% 0 .15% 0 .15% 0 .15% 0 .15%
Net investment income ..................................
2 .77% 2 .96% 2 .57% 2 .47% 3 .04%
Supplemental Data
Net assets, end of year (000) ..............................
$ 7,144,486  $ 6,920,658  $ 9,124,179  $ 15,945,689  $ 5,611,044
Portfolio turnover rate
(f)
..................................
24% 23% 17% 28% 33%
(a)
Based on average shares outstanding.
(b)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(c)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(d)
Where applicable, assumes the reinvestment of distributions.
(e)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(f)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements
31
Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions, if any, are recorded on the ex-dividend date. Non-cash dividends, if any, are recorded on the ex-dividend date at fair value. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Funds are informed of the ex-dividend date. Under the applicable foreign tax laws, a withholding tax at various rates may be imposed on capital gains, dividends and interest. Upon notification from issuers or as estimated by management, a portion of the dividend income received from a real estate investment trust may be redesignated as a reduction of cost of the related investment and/or realized gain. Interest income, including amortization and accretion of premiums and discounts on debt securities, is recognized daily on an accrual basis.
Foreign Taxes:  Certain Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, stock dividends, capital gains on investments, or certain foreign currency transactions. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which each Fund invests. These foreign taxes, if any, are paid by each Fund and are reflected in its Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on stock dividends are presented as “Other foreign taxes”, and foreign taxes on capital gains from sales of investments and foreign taxes on foreign currency transactions are included in their respective net realized gain (loss) categories. Foreign taxes payable or deferred as of July 31, 2024, if any, are disclosed in the Statements of Assets and Liabilities.
The Funds file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. The Funds may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. The Statements of Operations include tax reclaims recorded as well as professional and other fees, if any, associated with recovery of foreign withholding taxes.
Bank Overdraft: The Funds had outstanding cash disbursements exceeding deposited cash amounts at the custodian during the reporting period. The Funds are obligated to repay the custodian for any overdraft, including any related costs or expenses, where applicable.  For financial reporting purposes, overdraft fees, if any, are included in interest expense in the Statements of Operations.
Collateralization: If required by an exchange or counterparty agreement, the Funds may be required to deliver/deposit cash and/or securities to/with an exchange, or broker-
dealer or custodian as collateral for certain investments.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair
iShares ETF
Diversification
Classification
MSCI USA Momentum Factor ............................................................................................ Diversified
MSCI USA Quality Factor ............................................................................................... Diversified
MSCI USA Size Factor ................................................................................................. Diversified
MSCI USA Value Factor ................................................................................................ Diversified

Notes to Financial Statements
(continued)
32
2024
iShares Annual Financial Statements
values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Equity investments traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
Futures contracts are valued based on that day’s last reported settlement or trade price on the exchange where the contract is traded.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy

Notes to Financial Statements
( continued)
33
Notes to Financial Statements
or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
(b)
MSCI USA Momentum Factor
Barclays Bank PLC ............................................... $ 22,694,450 $ (22,694,450) $ — $ —
BofA Securities, Inc. .............................................. 116,728 (116,728) — —
Citigroup Global Markets, Inc. ........................................ 25,483,935 (25,483,935) — —
Goldman Sachs & Co. LLC ......................................... 13,883,249 (13,883,249) — —
J.P. Morgan Securities LLC ......................................... 6,061,632 (6,061,632) — —
Jefferies LLC ................................................... 26,538 (25,650) — 888
Morgan Stanley ................................................. 31,190,746 (31,190,746) — —
National Financial Services LLC ...................................... 203,736 (203,736) — —
UBS AG ...................................................... 398,112 (391,703) — 6,409
Virtu Americas LLC ............................................... 830,676 (818,387) — 12,289
Wells Fargo Bank NA ............................................. 606,969 (606,969) — —
$ 101,496,771 $ (101,477,185)
$ —
$ 19,586
a
MSCI USA Quality Factor
Barclays Bank PLC ............................................... 667,638 (652,195) — 15,443
BofA Securities, Inc. .............................................. 772,310 (772,310) — —
Citadel Clearing LLC .............................................. 1,521,100 (1,472,834) — 48,266
Citigroup Global Markets, Inc. ........................................ 725,225 (725,225) — —
Goldman Sachs & Co. LLC ......................................... 14,113,433 (14,113,433) — —
J.P. Morgan Securities LLC ......................................... 31,493,828 (31,493,828) — —
Jefferies LLC ................................................... 1,111,815 (1,111,815) — —
Morgan Stanley ................................................. 1,455,666 (1,455,666) — —
Virtu Americas LLC ............................................... 3,015,129 (2,976,435) — 38,694
Wells Fargo Bank NA ............................................. 7,104,098 (7,104,098) — —
$ 61,980,242 $ (61,877,839)
$ —
$ 102,403
a
MSCI USA Size Factor
Barclays Bank PLC ............................................... 1,271,062 (1,271,062) — —
BNP Paribas SA ................................................. 539,784 (539,784) — —
BofA Securities, Inc. .............................................. 1,002,899 (999,708) — 3,191
Citigroup Global Markets, Inc. ........................................ 1,144,734 (1,135,226) — 9,508
Goldman Sachs & Co. LLC ......................................... 487,975 (479,177) — 8,798
J.P. Morgan Securities LLC ......................................... 109,586 (109,586) — —
Morgan Stanley ................................................. 973,470 (973,470) — —
National Financial Services LLC ...................................... 18,276 (18,276) — —
RBC Capital Markets LLC .......................................... 4,104 (4,104) — —
Scotia Capital (USA), Inc. .......................................... 25,016 (23,217) — 1,799
Toronto-Dominion Bank ............................................ 2,564 (2,564) — —
Virtu Americas LLC ............................................... 460,632 (460,632) — —
Wells Fargo Bank NA ............................................. 510,475 (509,483) — 992
Wells Fargo Securities LLC ......................................... 310,300 (310,300) — —
$ 6,860,877 $ (6,836,589)
$ —
$ 24,288
a
MSCI USA Value Factor
Barclays Bank PLC ............................................... 2,700,532 (2,700,532) — —
Citigroup Global Markets, Inc. ........................................ 6,090 (6,090) — —
Goldman Sachs & Co. LLC ......................................... 25,776,141 (24,859,844) — 916,297
J.P. Morgan Securities LLC ......................................... 3,460 (3,460) — —
Jefferies LLC ................................................... 75,180 (75,180) — —
State Street Bank & Trust Co. ........................................ 3,615,219 (3,588,813) — 26,406
Toronto-Dominion Bank ............................................ 910,527 (910,527) — —
UBS Securities LLC .............................................. 33,836 (33,836) — —
$ 33,120,985 $ (32,178,282)
$ —
$ 942,703
a

Notes to Financial Statements
(continued)
34
2024
iShares Annual Financial Statements
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
5. Derivative Financial Instruments
Futures Contracts: Futures contracts are purchased or sold to gain exposure to, or manage exposure to, changes in interest rates (interest rate risk) and changes in the value of equity securities (equity risk) or foreign currencies (foreign currency exchange rate risk).
Futures contracts are exchange-traded agreements between the Funds and a counterparty to buy or sell a specific quantity of an underlying instrument at a specified price and on a specified date. Depending on the terms of a contract, it is settled either through physical delivery of the underlying instrument on the settlement date or by payment of a cash amount on the settlement date. Upon entering into a futures contract, the Funds are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on a contract’s size and risk profile. The initial margin deposit must then be maintained at an established level over the life of the contract.
Amounts pledged, which are considered restricted, are included in cash pledged for futures contracts in the Statements of Assets and Liabilities.
Securities deposited as initial margin are designated in the Schedule of Investments and cash deposited, if any, are shown as cash pledged for futures contracts in the
Statements of Assets and Liabilities. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in market value of the contract (“variation margin”). Variation margin is recorded as unrealized appreciation (depreciation) and, if any, shown as variation margin receivable (or payable)
on futures contracts in the Statements of Assets and Liabilities. When the contract is closed, a realized gain or loss is recorded in the Statements of Operations equal to the difference between the notional amount of the contract at the time it was opened and the notional amount at the time it was closed. The use of futures contracts involves the risk of an imperfect correlation in the movements in the price of futures contracts and interest rates, foreign currency exchange rates or underlying assets.
6. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each of the following Funds, BFA is entitled to an annual investment advisory fee, accrued daily and paid monthly by the Funds, based on the average daily net assets of each Fund as follows:
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.
(b)
The market value of the loaned securities is determined as of July 31, 2024. Additional collateral is delivered to the Fund on the next business day in accordance with the MSLA. The net amount would be subject to the borrower default indemnity in the event of default by the counterparty.
iShares ETF Investment Advisory Fees
MSCI USA Momentum Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15%
MSCI USA Quality Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Size Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15
MSCI USA Value Factor . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . 0.15

Notes to Financial Statements
( continued)
35
Notes to Financial Statements
Pursuant to the current securities lending agreement, each Fund retains 81% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 81% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the year ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Other Transactions: Cross trading is the buying or selling of portfolio securities between funds to which BFA (or an affiliate) serves as investment adviser. At its regularly scheduled quarterly meetings, the Board reviews such transactions as of the most recent calendar quarter for compliance with the requirements and restrictions set forth by
Rule 17a-7.
For the year ended July 31, 2024, transactions executed by the Funds pursuant to Rule 17a-7 under the 1940 Act were as follows:
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
A fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the fund’s underlying index.
7. Purchases and Sales
For the year ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the year ended July 31, 2024, in-kind transactions were as follows:
8. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
iShares ETF Amounts
MSCI USA Momentum Factor ........................................................................................... $ 67,244
MSCI USA Quality Factor .............................................................................................. 368,621
MSCI USA Size Factor ................................................................................................ 37,317
MSCI USA Value Factor ............................................................................................... 47,077
iShares ETF Purchases Sales
Net Realized
Gain (Loss)
MSCI USA Momentum Factor ....................................................... $ 917,814,282  $ 1,650,517,566  $ 26,312,998
MSCI USA Quality Factor .......................................................... 1,535,413,703  976,399,591  76,210,102
MSCI USA Size Factor ............................................................ 27,581,285  25,997,250  (3,061,734)
MSCI USA Value Factor ........................................................... 424,854,673  287,880,047  (9,201,286)
iShares ETF Purchases Sales
MSCI USA Momentum Factor ......................................................................... $ 8,698,929,099  $ 8,700,155,229
MSCI USA Quality Factor ............................................................................ 11,589,174,536  11,573,534,369
MSCI USA Size Factor .............................................................................. 63,275,495  62,309,190
MSCI USA Value Factor ............................................................................. 1,614,671,231  1,600,644,206
iShares ETF In-kind Purchases In-kind Sales
MSCI USA Momentum Factor ......................................................................... $ 2,469,856,920  $ 3,844,696,365
MSCI USA Quality Factor ............................................................................ 14,867,443,459  7,427,488,737
MSCI USA Size Factor .............................................................................. 118,731,985  163,459,284
MSCI USA Value Factor ............................................................................. 712,491,143  1,168,942,260

Notes to Financial Statements
(continued)
36
2024
iShares Annual Financial Statements
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to realized gains (losses) from in-kind redemptions were reclassified to the following accounts:
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
For the year ended July 31, 2024, the Funds listed below utilized the following amount of its respective capital loss carryforwards.
A fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” Such fund may elect to mark-to-
market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
MSCI USA Momentum Factor ......................................................................... $ 814,630,496  $ (814,630,496)
MSCI USA Quality Factor ............................................................................ 2,455,775,848  (2,455,775,848)
MSCI USA Size Factor .............................................................................. 32,686,519  (32,686,519)
MSCI USA Value Factor ............................................................................. 159,048,729  (159,048,729)
iShares ETF
Year Ended
07/31/24
Year Ended
07/31/23
MSCI USA Momentum Factor
Ordinary income .......................................................................................... $ 62,799,842  $ 232,076,086
MSCI USA Quality Factor
Ordinary income .......................................................................................... $ 443,531,266  $ 325,161,698
MSCI USA Size Factor
Ordinary income .......................................................................................... $ 5,145,827  $ 4,723,437
MSCI USA Value Factor
Ordinary income .......................................................................................... $ 179,487,920  $ 231,097,546
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
MSCI USA Momentum Factor .....................................
$ 8,807,806  $ (3,651,093,524) $ 2,028,824,741  $ (1,613,460,977)
MSCI USA Quality Factor ........................................
57,182,082  (1,700,911,469) 10,027,864,546  8,384,135,159
MSCI USA Size Factor ..........................................
499,783  (68,187,873) 17,381,492  (50,306,598)
MSCI USA Value Factor .........................................
26,547,038  (935,509,785) 74,706,538  (834,256,209)
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts, the realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the characterization of corporate actions and undistributed capital gains from underlying REIT investments.
iShares ETF Utilized
MSCI USA Momentum Factor ............................................................................................ $ 433,022,637
MSCI USA Quality Factor ............................................................................................... 694,233,390
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
MSCI USA Momentum Factor ..................................... $ 8,156,361,471  $ 2,144,789,846  $ (115,965,105) $ 2,028,824,741
MSCI USA Quality Factor ........................................ 37,156,916,811  10,615,474,267  (587,609,721) 10,027,864,546
MSCI USA Size Factor .......................................... 304,259,964  46,363,806  (28,982,314) 17,381,492
MSCI USA Value Factor ......................................... 7,100,668,301  970,481,675  (895,775,137) 74,706,538

Notes to Financial Statements
( continued)
37
Notes to Financial Statements
9. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
BFA uses an indexing approach to try to achieve each Fund’s investment objective. The Fund is not actively managed, and BFA generally does not attempt to take defensive positions under any market conditions, including declining markets.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
A derivative contract may suffer a mark-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform under the contract.
With exchange-traded futures, there is less counterparty credit risk to the Funds since the exchange or clearinghouse, as counterparty to such instruments, guarantees against a possible default. The clearinghouse stands between the buyer and the seller of the contract; therefore, credit risk is limited to failure of the clearinghouse. While offset rights may exist under applicable law, a Fund does not have a contractual right of offset against a clearing broker or clearinghouse in the event of a default (including the bankruptcy or insolvency). Additionally, credit risk exists in exchange-traded futures with respect to initial and variation margin that is held in a clearing broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, typically the shortfall would be allocated on a pro rata basis across all the clearing broker’s customers, potentially resulting in losses to the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Certain Funds invest a significant portion of their assets in securities within a single or limited number of market sectors. When a fund concentrates its investments in this manner, it assumes the risk that economic, regulatory, political and social conditions affecting such sectors may have a significant impact on the Fund and could affect the income from, or the value or liquidity of, the Fund’s portfolio. Investment percentages in specific sectors are presented in the Schedule of Investments.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.

Notes to Financial Statements
(continued)
38
2024
iShares Annual Financial Statements
10. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
11. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.
Year Ended
07/31/24
Year Ended
07/31/23
iShares ETF Shares Amount Shares Amount
MSCI USA Momentum Factor
Shares sold ............................................... 13,700,000  $ 2,477,145,236  22,150,000  $ 3,116,739,507
Shares redeemed ........................................... (23,000,000) (3,857,167,592) (30,100,000) (4,211,387,194)
(9,300,000) $ (1,380,022,356) (7,950,000) $ (1,094,647,687)
MSCI USA Quality Factor
Shares sold ............................................... 99,550,000  $ 14,908,824,360  99,950,000  $ 12,117,158,431
Shares redeemed ........................................... (51,300,000) (7,476,551,481) (39,800,000) (4,945,595,733)
48,250,000  $ 7,432,272,879  60,150,000  $ 7,171,562,698
MSCI USA Size Factor
Shares sold ............................................... 950,000  $ 120,036,096  100,000  $ 10,676,106
Shares redeemed ........................................... (1,250,000) (164,892,005) (500,000) (58,474,603)
(300,000) $ (44,855,909) (400,000) $ (47,798,497)
MSCI USA Value Factor
Shares sold ............................................... 7,150,000  $ 716,332,234  4,100,000  $ 384,517,796
Shares redeemed ........................................... (11,900,000) (1,176,436,748) (28,150,000) (2,580,762,986)
(4,750,000) $ (460,104,514) (24,050,000) $ (2,196,245,190)

Report of Independent Registered Public Accounting Firm
39
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of
iShares Trust and Shareholders of each of the four funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (four of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations for the year ended July 31, 2024, the statements of changes in net assets for each of the two years in the period ended July 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended July 31, 2024 and each of the financial highlights for each of the five years in the period ended July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares MSCI USA Momentum Factor ETF
iShares MSCI USA Quality Factor ETF
iShares MSCI USA Size Factor ETF
iShares MSCI USA Value Factor ETF

Important Tax Information
(unaudited)
40
2024
iShares Annual Financial Statements
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the fiscal year ended July 31, 2024 :
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the fiscal year ended July 31, 2024 :
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the fiscal year ended July 31, 2024 qualified for the dividends-received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
MSCI USA Momentum Factor ............................................................................................ $ 77,171,436
MSCI USA Quality Factor ............................................................................................... 492,344,074
MSCI USA Size Factor ................................................................................................. 4,968,388
MSCI USA Value Factor ................................................................................................ 193,128,995
iShares ETF
Qualified Business
Income
MSCI USA Momentum Factor ............................................................................................ $ 267,505
MSCI USA Quality Factor ............................................................................................... 20,990,009
MSCI USA Size Factor ................................................................................................. 632,971
MSCI USA Value Factor ................................................................................................ 4,581,949
iShares ETF
Dividends-Received
Deduction
MSCI USA Momentum Factor ............................................................................................ 100 .00%
MSCI USA Quality Factor ............................................................................................... 100 .00
MSCI USA Size Factor ................................................................................................. 88 .16
MSCI USA Value Factor ................................................................................................ 100 .00

Additional Information
41
Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract
42
2024
iShares Annual Financial Statements
iShares MSCI USA Momentum Factor ETF, iShares MSCI USA Quality Factor ETF, iShares MSCI USA Size Factor ETF, iShares MSCI USA Value Factor ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
In addition, to the extent that any of the comparison funds included in the Peer Group, excluding iShares funds, track the same index as the Fund, Broadridge also provided, and the Board reviewed, a comparison of the Fund’s performance for the one-year, three-year, five-year, ten-year, and since inception periods, as applicable, and for the quarter ended December 31, 2023, to that of such relevant comparison fund(s) for the same periods. The Board noted that the Fund seeks to track its specified underlying index and that, during the year, the Board received periodic reports on the Fund’s short- and longer-term performance in comparison with its underlying index. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with its underlying index over the relevant periods.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)
43
Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates do not manage Other Accounts with substantially the same investment objective and strategy as the Fund and that track the same index as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report
44
2024
iShares Annual Financial Statements
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

July 31, 2024
2024 Annual Financial Statements
iShares Trust
iShares® LifePath® Retirement ETF | IRTR | NYSE Arca
iShares® LifePath® Target Date 2025 ETF | ITDA | NYSE Arca
iShares® LifePath® Target Date 2030 ETF | ITDB | NYSE Arca
iShares® LifePath® Target Date 2035 ETF | ITDC | NYSE Arca
iShares® LifePath® Target Date 2040 ETF | ITDD | NYSE Arca
iShares® LifePath® Target Date 2045 ETF | ITDE | NYSE Arca
iShares® LifePath® Target Date 2050 ETF | ITDF | NYSE Arca
iShares® LifePath® Target Date 2055 ETF | ITDG | NYSE Arca
iShares® LifePath® Target Date 2060 ETF | ITDH | NYSE Arca
iShares® LifePath® Target Date 2065 ETF | ITDI | NYSE Arca

Page
2

Important Tax Information
(unaudited)
................................................................................................. 53

3
Glide Path Evolution
Glide Path Evolution
Under normal circumstances, the asset allocation of the iShares LifePath Retirement ETF along with the iShares LifePath Target Date ETFs with target dates of 2025, 2030,
2035, 2040, 2045, 2050, 2055, 2060 and 2065 are referred to as the “LifePath ETFs” or the "Funds", will change over time according to a predetermined “glide path” as each LifePath ETF approaches its respective target date. The glide path represents the shifting of asset classes over time. Each LifePath ETF’s asset allocations become more conservative prior to retirement as time elapses. This reflects the need for reduced investment risks as retirement approaches and the need for lower volatility of each LifePath ETF, which may be a primary source of income after retirement. As each LifePath ETF approaches its target date, its asset allocation will shift so that each
LifePath ETF invests a greater percentage of its assets in fixed-income index funds. The asset allocation targets are established by the portfolio managers. The investment team, including the portfolio managers, meets regularly to assess market conditions, review the asset allocation targets of each LifePath ETF, and determine whether any changes are required to enable each LifePath ETF to achieve its investment objective. Because the iShares LifePath Retirement ETF is in its most conservative phase, its allocation generally does not become more conservative over time, although its allocation may change to maintain its risk profile. During the year prior to the LifePath ETF's maturity date, its allocation of assets is expected to be similar to that of the iShares LifePath Retirement ETF. Further, as retirement approaches, such LifePath ETF and the
iShares LifePath Retirement ETF is expected to, subject to approval by the Trust's Board of Trustees (the “Board”), merge into a single fund.
Although the asset allocation targets listed for the glide path are general, long-term targets, BlackRock Fund Advisors (“BFA” or the “Manager”) may periodically adjust the proportion of equity index funds and fixed-income index funds in each LifePath ETF, based on an assessment of the current market conditions, the potential contribution of each asset class to the expected risk and return characteristics of each LifePath ETF, reallocations of each LifePath ETF’s composition to reflect intra-year movement along the glide path and other factors. In general, such adjustments will be limited; however, BFA may determine that a greater degree of variation is warranted to protect a
LifePath ETF or achieve its investment objective.

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Retirement ETF
(Percentages shown are based on Net Assets)
4
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  26 .4%
iShares Core U.S. REIT ETF ................. 1,027 $ 58,478
iShares Russell 1000 ETF ................... 3,207 968,193
iShares Russell 2000 ETF
(b)
.................. 77 17,237
1,043,908
a
Domestic Fixed Income  —  60 .0%
iShares 0-5 Year TIPS Bond ETF .............. 3,858 385,569
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 2,555 131,353
iShares 10-20 Year Treasury Bond ETF .......... 2,039 215,950
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 3,957 205,250
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,657 139,253
iShares MBS ETF ........................ 5,886 552,813
iShares U.S. Treasury Bond ETF .............. 32,316 743,591
2,373,779
a
International Equity  —  13 .6%
iShares Core MSCI Emerging Markets ETF ....... 2,545 137,277
iShares Core MSCI International Developed Markets
ETF ................................ 5,251 355,650
Security Shares Value
a
International Equity — 13.6% (continued)
iShares Global Infrastructure ETF .............. 895 $ 44,813
537,740
a
Total Long-Term Investments — 100.0%
(Cost: $ 3,665,009 ) .................................. 3,955,427
a
Short-Term Securities
Money Market Funds  —  3 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 149,906 149,966
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 1,746 1,746
a
Total Short-Term Securities — 3.8%
(Cost: $ 151,701 ) ................................... 151,712
Total Investments — 103.8%
(Cost: $ 3,816,710 ) .................................. 4,107,139
Liabilities in Excess of Other Assets — ( 3 .8 ) % ............... (149,895)
Net Assets — 100.0% ................................. $ 3,957,244
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 149,930
(b)
$ — $ 25 $ 11 $ 149,966 149,906 $ 93
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . — 1,746
(b)
— — — 1,746 1,746 93 —
iShares 0-5 Year TIPS
Bond ETF ..... — 450,862 (73,957) 1,513 7,151 385,569 3,858 6,739 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 148,467 (25,696) 2,885 5,697 131,353 2,555 2,677 —
iShares 10-20 Year
Treasury Bond ETF — 296,010 (102,997) 8,931 14,006 215,950 2,039 5,918 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 244,875 (46,829) 1,113 6,091 205,250 3,957 4,940 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 159,705 (29,657) 1,485 7,720 139,253 2,657 3,627 —
iShares Core MSCI
Emerging Markets
ETF ......... — 158,184 (36,216) 3,200 12,109 137,277 2,545 3,072 —

iShares
®
LifePath
®
Retirement ETF
Schedule of Investments
(continued)
July 31, 2024
5
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 390,423 $ (78,334) $ 8,680 $ 34,881 $ 355,650 5,251 $ 8,700 $ —
iShares Core U.S.
REIT ETF ..... — 63,523 (12,846) 1,697 6,104 58,478 1,027 873 —
iShares Global
Infrastructure ETF — 49,036 (9,568) 1,168 4,177 44,813 895 1,218 —
iShares MBS ETF . — 626,026 (106,264) 5,283 27,768 552,813 5,886 12,835 —
iShares Russell 1000
ETF ......... — 999,738 (201,940) 32,995 137,400 968,193 3,207 6,991 —
iShares Russell 2000
ETF ......... — 28,178 (15,750) 1,568 3,241 17,237 77 178 —
iShares U.S. Treasury
Bond ETF ..... — 844,795 (129,530) 4,253 24,073 743,591 32,316 13,434 —
$ 74,796 $ 290,429
$ 4,107,139
$ 71,388 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,955,427  $ —  $ —  $ 3,955,427
Short-Term Securities
Money Market Funds ...................................... 151,712  —  —  151,712
$ 4,107,139  $ —  $ —  $ 4,107,139

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2025 ETF
(Percentages shown are based on Net Assets)
6
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  27 .3%
iShares Core U.S. REIT ETF ................. 957 $ 54,491
iShares Russell 1000 ETF ................... 2,890 872,491
iShares Russell 2000 ETF
(b)
.................. 67 14,999
941,981
a
Domestic Fixed Income  —  58 .3%
iShares 0-5 Year TIPS Bond ETF .............. 3,274 327,204
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 2,153 110,686
iShares 10-20 Year Treasury Bond ETF .......... 2,134 226,012
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 3,837 199,025
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 2,574 134,903
iShares MBS ETF ........................ 5,006 470,164
iShares U.S. Treasury Bond ETF .............. 23,838 548,512
2,016,506
a
International Equity  —  14 .1%
iShares Core MSCI Emerging Markets ETF ....... 2,275 122,714
iShares Core MSCI International Developed Markets
ETF ................................ 4,801 325,172
Security Shares Value
a
International Equity — 14.1% (continued)
iShares Global Infrastructure ETF .............. 778 $ 38,954
486,840
a
Total Long-Term Investments — 99.7%
(Cost: $ 3,111,818 ) .................................. 3,445,327
a
Short-Term Securities
Money Market Funds  —  4 .0%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 126,836 126,887
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 9,791 9,791
a
Total Short-Term Securities — 4.0%
(Cost: $ 136,667 ) ................................... 136,678
Total Investments — 103.7%
(Cost: $ 3,248,485 ) .................................. 3,582,005
Liabilities in Excess of Other Assets — ( 3 .7 ) % ............... (126,812)
Net Assets — 100.0% ................................. $ 3,455,193
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 126,873
(b)
$ — $ 3 $ 11 $ 126,887 126,836 $ 96
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 9,791
(b)
— — — 9,791 9,791 223 —
iShares 0-5 Year
TIPS Bond ETF . — 330,884 (11,421) 279 7,462 327,204 3,274 6,034 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 119,013 (18,807) 2,478 8,002 110,686 2,153 2,696 —
iShares 10-20 Year
Treasury Bond ETF — 265,047 (65,001) 4,705 21,261 226,012 2,134 6,611 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 204,277 (12,295) (13) 7,056 199,025 3,837 4,705 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 130,018 (4,203) (62) 9,150 134,903 2,574 3,463 —
iShares Core MSCI
Emerging Markets
ETF ......... — 128,243 (18,799) 330 12,940 122,714 2,275 3,358 —

iShares
®
LifePath
®
Target Date 2025 ETF
Schedule of Investments
(continued)
July 31, 2024
7
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 318,311 $ (34,980) $ 3,072 $ 38,769 $ 325,172 4,801 $ 9,451 $ —
iShares Core U.S.
REIT ETF ..... — 48,534 (2,063) 251 7,769 54,491 957 915 —
iShares Global
Infrastructure ETF — 37,266 (3,152) 278 4,562 38,954 778 1,276 —
iShares MBS ETF . — 452,102 (12,760) (197) 31,019 470,164 5,006 11,107 —
iShares Russell 1000
ETF ......... — 789,235 (85,271) 9,371 159,156 872,491 2,890 7,038 —
iShares Russell 2000
ETF ......... — 25,876 (15,843) 1,686 3,280 14,999 67 197 —
iShares U.S. Treasury
Bond ETF ..... — 525,429 — — 23,083 548,512 23,838 9,756 —
$ 22,181 $ 333,520
$ 3,582,005
$ 66,926 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 3,445,327 $ — $ — $ 3,445,327
Short-Term Securities
Money Market Funds ...................................... 136,678 — — 136,678
$ 3,582,005 $ — $ — $ 3,582,005

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2030 ETF
(Percentages shown are based on Net Assets)
8
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  35 .7%
iShares Core U.S. REIT ETF ................. 4,050 $ 230,607
iShares Russell 1000 ETF ................... 10,694 3,228,519
iShares Russell 2000 ETF
(b)
.................. 482 107,900
3,567,026
a
Domestic Fixed Income  —  45 .3%
iShares 0-5 Year TIPS Bond ETF .............. 7,678 767,339
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 8,352 429,376
iShares 10-20 Year Treasury Bond ETF .......... 7,959 842,938
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 9,548 495,255
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 6,477 339,460
iShares MBS ETF ........................ 11,156 1,047,771
iShares U.S. Treasury Bond ETF .............. 25,965 597,455
4,519,594
a
International Equity  —  18 .7%
iShares Core MSCI Emerging Markets ETF ....... 8,755 472,245
iShares Core MSCI International Developed Markets
ETF ................................ 18,180 1,231,331
Security Shares Value
a
International Equity — 18.7% (continued)
iShares Global Infrastructure ETF .............. 3,266 $ 163,529
1,867,105
a
Total Long-Term Investments — 99.7%
(Cost: $ 9,241,833 ) .................................. 9,953,725
a
Short-Term Securities
Money Market Funds  —  5 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 542,170 542,387
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 26,073 26,073
a
Total Short-Term Securities — 5.7%
(Cost: $ 568,420 ) ................................... 568,460
Total Investments — 105.4%
(Cost: $ 9,810,253 ) .................................. 10,522,185
Liabilities in Excess of Other Assets — ( 5 .4 ) % ............... (542,024)
Net Assets — 100.0% ................................. $ 9,980,161
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 542,209
(b)
$ — $ 138 $ 40 $ 542,387 542,170 $ 328
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 26,073
(b)
— — — 26,073 26,073 459 —
iShares 0-5 Year
TIPS Bond ETF . — 779,091 (22,813) 21 11,040 767,339 7,678 11,802 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 436,107 (24,284) 15 17,538 429,376 8,352 8,503 —
iShares 10-20 Year
Treasury Bond ETF — 824,864 (13,964) 68 31,970 842,938 7,959 14,087 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 485,529 — — 9,726 495,255 9,548 7,704 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 328,331 — — 11,129 339,460 6,477 5,629 —
iShares Core MSCI
Emerging Markets
ETF ......... — 492,964 (58,311) (91) 37,683 472,245 8,755 7,900 —

iShares
®
LifePath
®
Target Date 2030 ETF
Schedule of Investments
(continued)
July 31, 2024
9
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 1,250,698 $ (112,370) $ (1,279) $ 94,282 $ 1,231,331 18,180 $ 26,205 $ —
iShares Core U.S.
REIT ETF ..... — 215,883 (7,654) (48) 22,426 230,607 4,050 2,679 —
iShares Global
Infrastructure ETF — 149,704 (329) (7) 14,161 163,529 3,266 3,541 —
iShares MBS ETF . — 1,028,265 (16,432) (392) 36,330 1,047,771 11,156 17,564 —
iShares Russell 1000
ETF ......... — 3,016,213 (180,168) 952 391,522 3,228,519 10,694 18,906 —
iShares Russell 2000
ETF ......... — 108,026 (14,900) (152) 14,926 107,900 482 600 —
iShares U.S. Treasury
Bond ETF ..... — 742,008 (161,601) (2,111) 19,159 597,455 25,965 9,913 —
$ (2,886) $ 711,932
$ 10,522,185
$ 135,820 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 9,953,725 $ — $ — $ 9,953,725
Short-Term Securities
Money Market Funds ...................................... 568,460 — — 568,460
$ 10,522,185 $ — $ — $ 10,522,185

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2035 ETF
(Percentages shown are based on Net Assets)
10
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  43 .2%
iShares Core U.S. REIT ETF ................. 6,992 $ 398,124
iShares Russell 1000 ETF ................... 16,624 5,018,786
iShares Russell 2000 ETF
(b)
.................. 1,012 226,546
5,643,456
a
Domestic Fixed Income  —  33 .5%
iShares 0-5 Year TIPS Bond ETF .............. 1,032 103,138
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 11,194 575,484
iShares 10-20 Year Treasury Bond ETF .......... 4,467 473,100
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 9,504 492,972
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 6,487 339,984
iShares MBS ETF ........................ 12,665 1,189,497
iShares U.S. Treasury Bond ETF .............. 52,713 1,212,926
4,387,101
a
International Equity  —  23 .1%
iShares Core MSCI Emerging Markets ETF ....... 14,334 773,176
iShares Core MSCI International Developed Markets
ETF ................................ 29,665 2,009,210
Security Shares Value
a
International Equity — 23.1% (continued)
iShares Global Infrastructure ETF .............. 4,813 $ 240,987
3,023,373
a
Total Long-Term Investments — 99.8%
(Cost: $ 11,949,356 ) ................................. 13,053,930
a
Short-Term Securities
Money Market Funds  —  6 .2%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 782,564 782,877
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 26,388 26,388
a
Total Short-Term Securities — 6.2%
(Cost: $ 809,210 ) ................................... 809,265
Total Investments — 106.0%
(Cost: $ 12,758,566 ) ................................. 13,863,195
Liabilities in Excess of Other Assets — ( 6 .0 ) % ............... (782,401)
Net Assets — 100.0% ................................. $ 13,080,794
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 782,600
(b)
$ — $ 222 $ 55 $ 782,877 782,564 $ 486
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 26,388
(b)
— — — 26,388 26,388 487 —
iShares 0-5 Year
TIPS Bond ETF . — 160,250 (59,838) 405 2,321 103,138 1,032 2,112 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 568,941 (21,073) 1,605 26,011 575,484 11,194 12,767 —
iShares 10-20 Year
Treasury Bond ETF — 507,029 (59,438) 1,229 24,280 473,100 4,467 9,269 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 482,582 — — 10,390 492,972 9,504 7,827 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 327,628 — — 12,356 339,984 6,487 5,718 —
iShares Core MSCI
Emerging Markets
ETF ......... — 781,855 (67,192) (798) 59,311 773,176 14,334 13,811 —

iShares
®
LifePath
®
Target Date 2035 ETF
Schedule of Investments
(continued)
July 31, 2024
11
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 1,970,418 $ (122,303) $ (906) $ 162,001 $ 2,009,210 29,665 $ 43,683 $ —
iShares Core U.S.
REIT ETF ..... — 361,526 (6,948) 732 42,814 398,124 6,992 4,795 —
iShares Global
Infrastructure ETF — 226,552 (6,021) 217 20,239 240,987 4,813 5,591 —
iShares MBS ETF . — 1,145,825 — — 43,672 1,189,497 12,665 19,754 —
iShares Russell 1000
ETF ......... — 4,609,957 (233,152) 1,959 640,022 5,018,786 16,624 29,378 —
iShares Russell 2000
ETF ......... — 210,892 (16,057) 1,894 29,817 226,546 1,012 1,072 —
iShares U.S. Treasury
Bond ETF ..... — 1,181,586 — — 31,340 1,212,926 52,713 15,104 —
$ 6,559 $ 1,104,629
$ 13,863,195
$ 171,854 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 13,053,930 $ — $ — $ 13,053,930
Short-Term Securities
Money Market Funds ...................................... 809,265 — — 809,265
$ 13,863,195 $ — $ — $ 13,863,195

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2040 ETF
(Percentages shown are based on Net Assets)
12
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  50 .5%
iShares Core U.S. REIT ETF ................. 7,987 $ 454,780
iShares Russell 1000 ETF ................... 17,703 5,344,536
iShares Russell 2000 ETF
(b)
.................. 1,280 286,541
6,085,857
a
Domestic Fixed Income  —  22 .3%
iShares 0-5 Year TIPS Bond ETF .............. 713 71,257
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 9,834 505,566
iShares 10-20 Year Treasury Bond ETF .......... 3,198 338,700
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 5,295 274,652
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 3,444 180,500
iShares MBS ETF ........................ 7,557 709,753
iShares U.S. Treasury Bond ETF .............. 26,081 600,124
2,680,552
a
International Equity  —  27 .0%
iShares Core MSCI Emerging Markets ETF ....... 15,388 830,029
iShares Core MSCI International Developed Markets
ETF ................................ 32,153 2,177,723
Security Shares Value
a
International Equity — 27.0% (continued)
iShares Global Infrastructure ETF .............. 4,920 $ 246,344
3,254,096
a
Total Long-Term Investments — 99.8%
(Cost: $ 11,116,395 ) ................................. 12,020,505
a
Short-Term Securities
Money Market Funds  —  6 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 747,638 747,937
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 20,325 20,325
a
Total Short-Term Securities — 6.4%
(Cost: $ 768,217 ) ................................... 768,262
Total Investments — 106.2%
(Cost: $ 11,884,612 ) ................................. 12,788,767
Liabilities in Excess of Other Assets — ( 6 .2 ) % ............... (747,653)
Net Assets — 100.0% ................................. $ 12,041,114
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 747,834
(b)
$ — $ 58 $ 45 $ 747,937 747,638 $ 374
(c)
$ —
BlackRock Cash
Funds: Treasury, SL
Agency Shares . — 20,325
(b)
— — — 20,325 20,325 338 —
iShares 0-5 Year TIPS
Bond ETF ..... — 94,406 (24,605) 365 1,091 71,257 713 1,180 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 544,718 (66,242) 6,615 20,475 505,566 9,834 9,764 —
iShares 10-20 Year
Treasury Bond ETF — 386,916 (67,962) 3,520 16,226 338,700 3,198 5,734 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 294,217 (25,301) 757 4,979 274,652 5,295 3,750 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 189,639 (16,011) 1,013 5,859 180,500 3,444 2,665 —
iShares Core MSCI
Emerging Markets
ETF ......... — 924,278 (157,475) 10,896 52,330 830,029 15,388 12,002 —

iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(continued)
July 31, 2024
13
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 2,319,239 $ (324,035) $ 37,073 $ 145,446 $ 2,177,723 32,153 $ 37,055 $ —
iShares Core U.S.
REIT ETF ..... — 450,724 (47,223) 6,407 44,872 454,780 7,987 4,330 —
iShares Global
Infrastructure ETF — 250,016 (24,179) 3,820 16,687 246,344 4,920 4,246 —
iShares MBS ETF . — 748,728 (67,028) 3,208 24,845 709,753 7,557 10,277 —
iShares Russell 1000
ETF ......... — 5,375,047 (662,526) 108,793 523,222 5,344,536 17,703 24,573 —
iShares Russell 2000
ETF ......... — 280,749 (33,662) 5,480 33,974 286,541 1,280 1,054 —
iShares U.S. Treasury
Bond ETF ..... — 633,560 (48,988) 1,448 14,104 600,124 26,081 6,005 —
$ 189,453 $ 904,155
$ 12,788,767
$ 123,347 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 12,020,505 $ — $ — $ 12,020,505
Short-Term Securities
Money Market Funds ...................................... 768,262 — — 768,262
$ 12,788,767 $ — $ — $ 12,788,767

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2045 ETF
(Percentages shown are based on Net Assets)
14
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  58 .5%
iShares Core U.S. REIT ETF ................. 9,658 $ 549,927
iShares Russell 1000 ETF ................... 20,439 6,170,534
iShares Russell 2000 ETF
(b)
.................. 1,825 408,544
7,129,005
a
Domestic Fixed Income  —  11 .8%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 9,954 511,735
iShares 10-20 Year Treasury Bond ETF .......... 1,735 183,754
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 1,864 96,685
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 1,395 73,112
iShares MBS ETF ........................ 4,278 401,790
iShares U.S. Treasury Bond ETF .............. 7,393 170,113
1,437,189
a
International Equity  —  29 .6%
iShares Core MSCI Emerging Markets ETF ....... 18,472 996,380
iShares Core MSCI International Developed Markets
ETF ................................ 38,545 2,610,653
3,607,033
a
Total Long-Term Investments — 99.9%
(Cost: $ 11,175,308 ) ................................. 12,173,227
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  6 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 799,567 $ 799,887
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 15,715 15,715
a
Total Short-Term Securities — 6.7%
(Cost: $ 815,564 ) ................................... 815,602
Total Investments — 106.6%
(Cost: $ 11,990,872 ) ................................. 12,988,829
Liabilities in Excess of Other Assets — ( 6 .6 ) % ............... (799,427)
Net Assets — 100.0% ................................. $ 12,189,402
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 799,565
(b)
$ — $ 284 $ 38 $ 799,887 799,567 $ 576
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 15,715
(b)
— — — 15,715 15,715 287 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 505,402 (15,120) 81 21,372 511,735 9,954 9,146 —
iShares 10-20 Year
Treasury Bond ETF — 175,959 — — 7,795 183,754 1,735 2,542 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 94,897 — — 1,788 96,685 1,864 1,176 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 70,903 — — 2,209 73,112 1,395 892 —
iShares Core MSCI
Emerging Markets
ETF ......... — 1,012,357 (79,582) (1,085) 64,690 996,380 18,472 13,823 —

iShares
®
LifePath
®
Target Date 2045 ETF
Schedule of Investments
(continued)
July 31, 2024
15
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 2,548,515 $ (93,221) $ (1,207) $ 156,566 $ 2,610,653 38,545 $ 48,369 $ —
iShares Core U.S.
REIT ETF ..... — 498,544 — — 51,383 549,927 9,658 4,793 —
iShares MBS ETF . — 387,923 — — 13,867 401,790 4,278 5,285 —
iShares Russell 1000
ETF ......... — 5,670,536 (128,015) 248 627,765 6,170,534 20,439 27,686 —
iShares Russell 2000
ETF ......... — 370,560 (8,429) (33) 46,446 408,544 1,825 1,392 —
iShares U.S. Treasury
Bond ETF ..... — 166,075 — — 4,038 170,113 7,393 1,512 —
$ (1,712) $ 997,957
$ 12,988,829
$ 117,479 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 12,173,227  $ —  $ —  $ 12,173,227
Short-Term Securities
Money Market Funds ...................................... 815,602  —  —  815,602
$ 12,988,829  $ —  $ —  $ 12,988,829

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2050 ETF
(Percentages shown are based on Net Assets)
16
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  62 .4%
iShares Core U.S. REIT ETF ................. 4,523 $ 257,540
iShares Russell 1000 ETF ................... 24,031 7,254,959
iShares Russell 2000 ETF
(b)
.................. 2,435 545,099
8,057,598
a
Domestic Fixed Income  —  4 .5%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 8,040 413,336
iShares 10-20 Year Treasury Bond ETF .......... 490 51,896
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 1,483 76,923
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 739 38,731
580,886
a
International Equity  —  33 .0%
iShares Core MSCI Emerging Markets ETF ....... 21,705 1,170,768
iShares Core MSCI International Developed Markets
ETF ................................ 45,488 3,080,902
4,251,670
a
Total Long-Term Investments — 99.9%
(Cost: $ 11,872,172 ) ................................. 12,890,154
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  7 .6%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 964,980 $ 965,365
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 12,996 12,996
a
Total Short-Term Securities — 7.6%
(Cost: $ 978,324 ) ................................... 978,361
Total Investments — 107.5%
(Cost: $ 12,850,496 ) ................................. 13,868,515
Liabilities in Excess of Other Assets — ( 7 .5 ) % ............... (965,181)
Net Assets — 100.0% ................................. $ 12,903,334
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 965,356
(b)
$ — $ (28) $ 37 $ 965,365 964,980 $ 333
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 12,996
(b)
— — — 12,996 12,996 238 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 398,935 — — 14,401 413,336 8,040 6,380 —
iShares 10-20 Year
Treasury Bond ETF — 50,298 (433) 52 1,979 51,896 490 643 —
iShares 1-5 Year
Investment Grade
Corporate Bond
ETF ......... — 75,417 — — 1,506 76,923 1,483 963 —
iShares 5-10 Year
Investment Grade
Corporate Bond
ETF ......... — 37,284 — — 1,447 38,731 739 560 —
iShares Core MSCI
Emerging Markets
ETF ......... — 1,200,761 (97,980) (1,179) 69,166 1,170,768 21,705 16,188 —

iShares
®
LifePath
®
Target Date 2050 ETF
Schedule of Investments
(continued)
July 31, 2024
17
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Affiliates (continued)
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core MSCI
International
Developed Markets
ETF ......... $ — $ 3,029,299 $ (107,441) $ (2,131) $ 161,175 $ 3,080,902 45,488 $ 57,368 $ —
iShares Core U.S.
REIT ETF ..... — 242,720 — — 14,820 257,540 4,523 — —
iShares Russell 1000
ETF ......... — 6,725,774 (164,215) 812 692,588 7,254,959 24,031 30,992 —
iShares Russell 2000
ETF ......... — 489,272 (5,820) 747 60,900 545,099 2,435 1,953 —
$ (1,727) $ 1,018,019
$ 13,868,515
$ 115,618 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 12,890,154 $ — $ — $ 12,890,154
Short-Term Securities
Money Market Funds ...................................... 978,361 — — 978,361
$ 13,868,515 $ — $ — $ 13,868,515

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2055 ETF
(Percentages shown are based on Net Assets)
18
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .2%
iShares Core U.S. REIT ETF ................. 1,625 $ 92,528
iShares Russell 1000 ETF ................... 15,519 4,685,186
iShares Russell 2000 ETF
(b)
.................. 1,627 364,220
5,141,934
a
Domestic Fixed Income  —  1 .3%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 2,027 104,208
a
International Equity  —  34 .4%
iShares Core MSCI Emerging Markets ETF ....... 14,054 758,073
iShares Core MSCI International Developed Markets
ETF ................................ 29,424 1,992,887
2,750,960
a
Total Long-Term Investments — 99.9%
(Cost: $ 7,191,818 ) .................................. 7,997,102
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  4 .3%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 336,626 $ 336,760
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 7,150 7,150
a
Total Short-Term Securities — 4.3%
(Cost: $ 343,901 ) ................................... 343,910
Total Investments — 104.2%
(Cost: $ 7,535,719 ) .................................. 8,341,012
Liabilities in Excess of Other Assets — ( 4 .2 ) % ............... (336,657)
Net Assets — 100.0% ................................. $ 8,004,355
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 336,768
(b)
$ — $ (17) $ 9 $ 336,760 336,626 $ 211
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 7,150
(b)
— — — 7,150 7,150 170 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 101,783 (1,738) 229 3,934 104,208 2,027 1,847 —
iShares Core MSCI
Emerging Markets
ETF ......... — 762,403 (59,703) 131 55,242 758,073 14,054 12,025 —
iShares Core MSCI
International
Developed Markets
ETF ......... — 1,897,366 (53,114) 179 148,456 1,992,887 29,424 38,623 —
iShares Core U.S.
REIT ETF ..... — 87,004 — — 5,524 92,528 1,625 — —
iShares Russell 1000
ETF ......... — 4,193,113 (55,402) 2,448 545,027 4,685,186 15,519 22,839 —
iShares Russell 2000
ETF ......... — 319,918 (3,211) 412 47,101 364,220 1,627 1,369 —
$ 3,382 $ 805,293
$ 8,341,012
$ 77,084 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2055 ETF
Schedule of Investments
(continued)
July 31, 2024
19
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 7,997,102  $ —  $ —  $ 7,997,102
Short-Term Securities
Money Market Funds ...................................... 343,910  —  —  343,910
$ 8,341,012  $ —  $ —  $ 8,341,012

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2060 ETF
(Percentages shown are based on Net Assets)
20
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .3%
iShares Core U.S. REIT ETF ................. 910 $ 51,815
iShares Russell 1000 ETF ................... 9,583 2,893,108
iShares Russell 2000 ETF
(b)
.................. 1,001 224,084
3,169,007
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 960 49,354
a
International Equity  —  34 .6%
iShares Core MSCI Emerging Markets ETF ....... 8,739 471,382
iShares Core MSCI International Developed Markets
ETF ................................ 18,182 1,231,467
1,702,849
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,297,269 ) .................................. 4,921,210
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  5 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 274,717 $ 274,827
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 4,410 4,410
a
Total Short-Term Securities — 5.7%
(Cost: $ 279,233 ) ................................... 279,237
Total Investments — 105.6%
(Cost: $ 4,576,502 ) .................................. 5,200,447
Liabilities in Excess of Other Assets — ( 5 .6 ) % ............... (274,797)
Net Assets — 100.0% ................................. $ 4,925,650
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 274,833
(b)
$ — $ (10) $ 4 $ 274,827 274,717 $ 90
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 4,410
(b)
— — — 4,410 4,410 123 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 47,347 (1,738) 229 3,516 49,354 960 1,162 —
iShares Core MSCI
Emerging Markets
ETF ......... — 460,930 (31,054) 309 41,197 471,382 8,739 9,645 —
iShares Core MSCI
International
Developed Markets
ETF ......... — 1,142,048 (32,148) 1,523 120,044 1,231,467 18,182 28,281 —
iShares Core U.S.
REIT ETF ..... — 49,056 — — 2,759 51,815 910 — —
iShares Russell 1000
ETF ......... — 2,495,720 (30,597) 3,080 424,905 2,893,108 9,583 17,268 —
iShares Russell 2000
ETF ......... — 195,363 (3,211) 412 31,520 224,084 1,001 1,030 —
$ 5,543 $ 623,945
$ 5,200,447
$ 57,599 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2060 ETF
Schedule of Investments
(continued)
July 31, 2024
21
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 4,921,210  $ —  $ —  $ 4,921,210
Short-Term Securities
Money Market Funds ...................................... 279,237  —  —  279,237
$ 5,200,447  $ —  $ —  $ 5,200,447

Schedule of Investments
July 31, 2024
iShares
®
LifePath
®
Target Date 2065 ETF
(Percentages shown are based on Net Assets)
22
2024
iShares Annual Financial Statements
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  64 .3%
iShares Core U.S. REIT ETF ................. 909 $ 51,758
iShares Russell 1000 ETF ................... 9,583 2,893,108
iShares Russell 2000 ETF
(b)
.................. 1,001 224,084
3,168,950
a
Domestic Fixed Income  —  1 .0%
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 959 49,302
a
International Equity  —  34 .6%
iShares Core MSCI Emerging Markets ETF ....... 8,739 471,382
iShares Core MSCI International Developed Markets
ETF ................................ 18,182 1,231,467
1,702,849
a
Total Long-Term Investments — 99.9%
(Cost: $ 4,286,738 ) .................................. 4,921,101
Security Shares Value
a
Short-Term Securities
Money Market Funds  —  5 .7%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 5.45%
(a) (c) (d)
...................... 274,695 $ 274,805
BlackRock Cash Funds: Treasury, SL Agency Shares ,
5.29%
(a) (c)
............................ 4,502 4,502
a
Total Short-Term Securities — 5.7%
(Cost: $ 279,302 ) ................................... 279,307
Total Investments — 105.6%
(Cost: $ 4,566,040 ) .................................. 5,200,408
Liabilities in Excess of Other Assets — ( 5 .6 ) % ............... (274,774)
Net Assets — 100.0% ................................. $ 4,925,634
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Affiliated Issuer
Value at
10/17/23
(a)
Purchases
at Cost
Proceeds
from Sale
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/24
  Shares Held
at 07/31/24 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash
Funds: Institutional,
SL Agency Shares $ — $ 274,814
(b)
$ — $ (14) $ 5 $ 274,805 274,695 $ 96
(c)
$ —
BlackRock Cash
Funds: Treasury,
SL Agency Shares — 4,502
(b)
— — — 4,502 4,502 131 —
iShares 10+ Year
Investment Grade
Corporate Bond
ETF ......... — 47,487 (1,738) 229 3,324 49,302 959 1,233 —
iShares Core MSCI
Emerging Markets
ETF ......... — 465,924 (35,798) 114 41,142 471,382 8,739 9,646 —
iShares Core MSCI
International
Developed Markets
ETF ......... — 1,141,504 (35,658) 937 124,684 1,231,467 18,182 28,288 —
iShares Core U.S.
REIT ETF ..... — 48,665 — — 3,093 51,758 909 — —
iShares Russell 1000
ETF ......... — 2,498,325 (35,819) 615 429,987 2,893,108 9,583 18,316 —
iShares Russell 2000
ETF ......... — 194,750 (3,211) 412 32,133 224,084 1,001 1,076 —
$ 2,293 $ 634,368
$ 5,200,408
$ 58,786 $ —
(a)
Commencement of operations.
(b)
Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

iShares
®
LifePath
®
Target Date 2065 ETF
Schedule of Investments
(continued)
July 31, 2024
23
Schedule of Investments
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. For a description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to the Notes to Financial Statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
See notes to financial statements.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 4,921,101 $ — $ — $ 4,921,101
Short-Term Securities
Money Market Funds ...................................... 279,307 — — 279,307
$ 5,200,408 $ — $ — $ 5,200,408

2024
iShares Annual Financial Statements
Statements of Assets and Liabilities
July 31, 2024
See notes to financial statements.
iShares
LifePath Retirement
ETF
iShares
LifePath Target Date
2025 ETF
iShares
LifePath Target Date
2030 ETF
iShares
LifePath Target Date
2035 ETF
iShares
LifePath Target Date
2040 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 4,107,139  $ 3,582,005  $ 10,522,185  $ 13,863,195  $ 12,788,767
Cash .............................................. 25  5  145  233  55
Receivables:
Securities lending income — affiliated ...................... 21  20  77  85  91
Dividends — affiliated ................................. 12  39  101  103  79
Total assets .........................................
4,107,197  3,582,069  10,522,508  13,863,616  12,788,992
LIABILITIES
Collateral on securities loaned ............................. 149,953  126,876  542,347  782,822  747,878
Total liabilities ........................................
149,953  126,876  542,347  782,822  747,878
Commitments and contingent liabilities
NET ASSETS ........................................
$ 3,957,244  $ 3,455,193  $ 9,980,161  $ 13,080,794  $ 12,041,114
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 3,654,505  $ 3,056,061  $ 9,158,998  $ 11,843,492  $ 11,050,665
Accumulated earnings .................................. 302,739  399,132  821,163  1,237,302  990,449
NET ASSETS ........................................
$ 3,957,244  $ 3,455,193  $ 9,980,161  $ 13,080,794  $ 12,041,114
NET ASSET VALUE
Shares outstanding .................................... 140,000  120,000  340,000  440,000  400,000
Net asset value ....................................... $ 28.27  $ 28.79  $ 29.35  $ 29.73  $ 30.10
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 147,029  $ 124,330  $ 531,838  $ 767,899  $ 734,034
(b)
Investments, at cost — affiliated .......................... $ 3,816,710  $ 3,248,485  $ 9,810,253  $ 12,758,566  $ 11,884,612

Statements of Assets and Liabilities
(continued)
July 31, 2024
Statements of Assets and Liabilities
See notes to financial statements.
iShares
LifePath Target Date
2045 ETF
iShares
LifePath Target Date
2050 ETF
iShares
LifePath Target Date
2055 ETF
iShares
LifePath Target Date
2060 ETF
iShares
LifePath Target Date
2065 ETF
ASSETS
Investments, at value — affiliated
(a) (b)
......................... $ 12,988,829  $ 13,868,515  $ 8,341,012  $ 5,200,447  $ 5,200,408
Cash .............................................. 308  —  —  —  —
Receivables:
Securities lending income — affiliated ...................... 61  102  66  9  10
Dividends — affiliated ................................. 63  54  31  18  20
Total assets .........................................
12,989,261  13,868,671  8,341,109  5,200,474  5,200,438
LIABILITIES
Collateral on securities loaned ............................. 799,859  965,337  336,754  274,824  274,804
Total liabilities ........................................
799,859  965,337  336,754  274,824  274,804
Commitments and contingent liabilities
NET ASSETS ........................................
$ 12,189,402  $ 12,903,334  $ 8,004,355  $ 4,925,650  $ 4,925,634
NET ASSETS CONSIST OF:
Paid-in capital ........................................ $ 11,099,493  $ 11,794,611  $ 7,141,541  $ 4,261,511  $ 4,253,135
Accumulated earnings .................................. 1,089,909  1,108,723  862,814  664,139  672,499
NET ASSETS ........................................
$ 12,189,402  $ 12,903,334  $ 8,004,355  $ 4,925,650  $ 4,925,634
NET ASSET VALUE
Shares outstanding .................................... 400,000  420,000  260,000  160,000  160,000
Net asset value ....................................... $ 30.47  $ 30.72  $ 30.79  $ 30.79  $ 30.79
Shares authorized ..................................... Unlimited Unlimited Unlimited Unlimited Unlimited
Par value ........................................... None None None None None
(a)
Securities loaned, at value ............................. $ 785,650  $ 948,674  $ 331,160  $ 270,461  $ 270,409
(b)
Investments, at cost — affiliated .......................... $ 11,990,872  $ 12,850,496  $ 7,535,719  $ 4,576,502  $ 4,566,040

2024
iShares Annual Financial Statements
Statements of Operations
Year Ended July 31, 2024
See notes to financial statements.
iShares
LifePath Retirement
ETF
(a)
iShares
LifePath Target Date
2025 ETF
(a)
iShares
LifePath Target Date
2030 ETF
(a)
iShares
LifePath Target Date
2035 ETF
(a)
iShares
LifePath Target Date
2040 ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ................................ $ 71,295  $ 66,830  $ 135,492  $ 171,368  $ 122,973
Interest — unaffiliated ................................ 2  2  3  5  4
Securities lending income — affiliated — net ................. 93  96  328  486  374
Total investment income ................................
71,390  66,928  135,823  171,859  123,351
EXPENSES
Total expenses ...................................... —  —  —  —  —
Net investment income .................................
71,390  66,928  135,823  171,859  123,351
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................. 13,846  22,181  (2,886) 6,559  6,494
In-kind redemptions — affiliated
(b)
...................... 60,950  —  —  —  182,959
74,796  22,181  (2,886) 6,559  189,453
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................. 290,429  333,520  711,932  1,104,629  904,155
290,429  333,520  711,932  1,104,629  904,155
Net realized and unrealized gain ..........................
365,225  355,701  709,046  1,111,188  1,093,608
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .
$ 436,615  $ 422,629  $ 844,869  $ 1,283,047  $ 1,216,959
(a)
For the period from October 17, 2023 (commencement of operations) to July 31, 2024.
(b)
See Note 2 of the Notes to Financial Statements.

Statements of Operations
(continued)
Year Ended July 31, 2024
Statements of Operations
See notes to financial statements.
iShares
LifePath Target Date
2045 ETF
(a)
iShares
LifePath Target Date
2050 ETF
(a)
iShares
LifePath Target Date
2055 ETF
(a)
iShares
LifePath Target Date
2060 ETF
(a)
iShares
LifePath Target Date
2065 ETF
(a)
INVESTMENT INCOME
Dividends — affiliated ................................ $ 116,903  $ 115,285  $ 76,873  $ 57,509  $ 58,690
Interest — unaffiliated ................................ 7  7  5  3  3
Securities lending income — affiliated — net ................. 576  333  211  90  96
Total investment income ................................
117,486  115,625  77,089  57,602  58,789
EXPENSES
Total expenses ...................................... —  —  —  —  —
Net investment income .................................
117,486  115,625  77,089  57,602  58,789
—  —  —  —  —
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — affiliated ............................. (1,712) (1,727) 3,382  5,543  2,293
(1,712) (1,727) 3,382  5,543  2,293
Net change in unrealized appreciation (depreciation) on:
Investments — affiliated ............................. 997,957  1,018,019  805,293  623,945  634,368
997,957  1,018,019  805,293  623,945  634,368
Net realized and unrealized gain ..........................
996,245  1,016,292  808,675  629,488  636,661
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS .
$ 1,113,731  $ 1,131,917  $ 885,764  $ 687,090  $ 695,450
(a)
For the period from October 17, 2023 (commencement of operations) to July 31, 2024.

2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
See notes to financial statements.
iShares
LifePath
Retirement ETF
iShares
LifePath Target
Date 2025 ETF
Period From
10/17/23
(a)
to 07/31/24
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 71,390  $ 66,928
Net realized gain ................................................................................ 74,796  22,181
Net change in unrealized appreciation (depreciation) ........................................................ 290,429  333,520
Net increase in net assets resulting from operations ...........................................................
436,615  422,629
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(71,340) (23,497)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
3,591,969  3,056,061
NET ASSETS
Total increase in net assets ........................................................................... 3,957,244  3,455,193
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 3,957,244  $ 3,455,193
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2030 ETF
iShares
LifePath Target
Date 2035 ETF
Period From
10/17/23
(a)
to 07/31/24
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 135,823  $ 171,859
Net realized gain (loss) ............................................................................ (2,886) 6,559
Net change in unrealized appreciation (depreciation) ........................................................ 711,932  1,104,629
Net increase in net assets resulting from operations ...........................................................
844,869  1,283,047
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(23,764) (45,745)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
9,159,056  11,843,492
NET ASSETS
Total increase in net assets ........................................................................... 9,980,161  13,080,794
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 9,980,161  $ 13,080,794
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2040 ETF
iShares
LifePath Target
Date 2045 ETF
Period From
10/17/23
(a)
to 07/31/24
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 123,351  $ 117,486
Net realized gain (loss) ............................................................................ 189,453  (1,712)
Net change in unrealized appreciation (depreciation) ........................................................ 904,155  997,957
Net increase in net assets resulting from operations ...........................................................
1,216,959  1,113,731
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(36,483) (23,822)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
10,860,638  11,099,493
NET ASSETS
Total increase in net assets ........................................................................... 12,041,114  12,189,402
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 12,041,114  $ 12,189,402
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Statements of Changes in Net Assets
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2050 ETF
iShares
LifePath Target
Date 2055 ETF
Period From
10/17/23
(a)
to 07/31/24
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 115,625  $ 77,089
Net realized gain (loss) ............................................................................ (1,727) 3,382
Net change in unrealized appreciation (depreciation) ........................................................ 1,018,019  805,293
Net increase in net assets resulting from operations ...........................................................
1,131,917  885,764
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(23,194) (22,950)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
11,794,611  7,141,541
NET ASSETS
Total increase in net assets ........................................................................... 12,903,334  8,004,355
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 12,903,334  $ 8,004,355
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

2024
iShares Annual Financial Statements
Statements of Changes in Net Assets
(continued)
See notes to financial statements.
iShares
LifePath Target
Date 2060 ETF
iShares
LifePath Target
Date 2065 ETF
Period From
10/17/23
(a)
to 07/31/24
Period From
10/17/23
(a)
to 07/31/24
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS
Net investment income ............................................................................ $ 57,602  $ 58,789
Net realized gain ................................................................................ 5,543  2,293
Net change in unrealized appreciation (depreciation) ........................................................ 623,945  634,368
Net increase in net assets resulting from operations ...........................................................
687,090  695,450
DISTRIBUTIONS TO SHAREHOLDERS
(b)
Decrease in net assets resulting from distributions to shareholders .................................................
(22,951) (22,951)
CAPITAL SHARE TRANSACTIONS
Net increase in net assets derived from capital share transactions .................................................
4,261,511  4,253,135
NET ASSETS
Total increase in net assets ........................................................................... 4,925,650  4,925,634
Beginning of period ................................................................................
—  —
End of period ....................................................................................
$ 4,925,650  $ 4,925,634
(a)
Commencement of operations.
(b)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.

Financial Highlights
Financial Highlights
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Retirement ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .62
Net realized and unrealized gain
(c)
........................................................................................
3 .26
Net increase from investment operations .....................................................................................
3 .88
Distributions from net investment income
(d)
.................................................................................... ( 0 .61 )
Net asset value, end of period ...........................................................................................
$ 28.27
Total Return
(e)
–
Based on net asset value ...............................................................................................
15.65%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .90%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,957
Portfolio turnover rate
(i)
.................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2025
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .63
Net realized and unrealized gain
(c)
........................................................................................
3 .39
Net increase from investment operations .....................................................................................
4 .02
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 28.79
Total Return
(e)
–
Based on net asset value ...............................................................................................
16.18%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .96%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 3,455
Portfolio turnover rate
(i)
.................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2030
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .62
Net realized and unrealized gain
(c)
........................................................................................
3 .90
Net increase from investment operations .....................................................................................
4 .52
Distributions from net investment income
(d)
.................................................................................... ( 0 .17 )
Net asset value, end of period ...........................................................................................
$ 29.35
Total Return
(e)
–
Based on net asset value ...............................................................................................
18.15%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .83%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 9,980
Portfolio turnover rate
(i)
.................................................................................................
10%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2035
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .61
Net realized and unrealized gain
(c)
........................................................................................
4 .35
Net increase from investment operations .....................................................................................
4 .96
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 29.73
Total Return
(e)
–
Based on net asset value ...............................................................................................
19.92%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .75%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 13,081
Portfolio turnover rate
(i)
.................................................................................................
8%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2040
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .55
Net realized and unrealized gain
(c)
........................................................................................
4 .79
Net increase from investment operations .....................................................................................
5 .34
Distributions from net investment income
(d)
.................................................................................... ( 0 .24 )
Net asset value, end of period ...........................................................................................
$ 30.10
Total Return
(e)
–
Based on net asset value ...............................................................................................
21.49%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .45%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 12,041
Portfolio turnover rate
(i)
.................................................................................................
6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2045
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .54
Net realized and unrealized gain
(c)
........................................................................................
5 .17
Net increase from investment operations .....................................................................................
5 .71
Distributions from net investment income
(d)
.................................................................................... ( 0 .24 )
Net asset value, end of period ...........................................................................................
$ 30.47
Total Return
(e)
–
Based on net asset value ...............................................................................................
22.96%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .41%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 12,189
Portfolio turnover rate
(i)
.................................................................................................
5%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2050
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .54
Net realized and unrealized gain
(c)
........................................................................................
5 .41
Net increase from investment operations .....................................................................................
5 .95
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 30.72
Total Return
(e)
–
Based on net asset value ...............................................................................................
23.94%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .37%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 12,903
Portfolio turnover rate
(i)
.................................................................................................
6%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2055
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .49
Net realized and unrealized gain
(c)
........................................................................................
5 .53
Net increase from investment operations .....................................................................................
6 .02
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 30.79
Total Return
(e)
–
Based on net asset value ...............................................................................................
24.18%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .18%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 8,004
Portfolio turnover rate
(i)
.................................................................................................
4%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Financial Highlights
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2060
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .51
Net realized and unrealized gain
(c)
........................................................................................
5 .51
Net increase from investment operations .....................................................................................
6 .02
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 30.79
Total Return
(e)
–
Based on net asset value ...............................................................................................
24.18%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .30%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 4,926
Portfolio turnover rate
(i)
.................................................................................................
3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

2024
iShares Annual Financial Statements
Financial Highlights
(continued)
(For a share outstanding throughout each period)
See notes to financial statements.
iShares LifePath
Target Date 2065
ETF
Period From
10/17/23
(a)
to 07/31/24
Net asset value, beginning of period ......................................................................................
$ 25.00
Net investment income
(b)
.............................................................................................. 0 .49
Net realized and unrealized gain
(c)
........................................................................................
5 .53
Net increase from investment operations .....................................................................................
6 .02
Distributions from net investment income
(d)
.................................................................................... ( 0 .23 )
Net asset value, end of period ...........................................................................................
$ 30.79
Total Return
(e)
–
Based on net asset value ...............................................................................................
24.18%
(f)
Ratios to Average Net Assets
(g)
–
Total expenses ......................................................................................................
0.00
(h)
Net investment income .................................................................................................
2 .20%
(h)
Supplemental Data
Net assets, end of period (000) ...........................................................................................
$ 4,926
Portfolio turnover rate
(i)
.................................................................................................
3%
(a)
Commencement of operations.
(b)
Based on average shares outstanding.
(c)
The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.
(d)
Distributions for annual periods determined in accordance with U.S. federal income tax regulations.
(e)
Where applicable, assumes the reinvestment of distributions.
(f)
Not annualized.
(g)
Excludes fees and expenses incurred indirectly as a result of investments in underlying funds.
(h)
Annualized.
(i)
Portfolio turnover rate excludes in-kind transactions, if any.

Notes to Financial Statements

Notes to Financial Statements
1. Organization
iShares Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The
Trust is organized as a Delaware statutory trust and is authorized to have multiple series or portfolios.
These financial statements relate only to the following funds (each, a “Fund” and collectively, the “Funds”):
Each Fund is a fund of funds and seeks to achieve its investment objective by investing primarily in other iShares funds (each, an “underlying fund” and collectively, the
“underlying funds”). The financial statements, including the accounting policies, and schedules of investments for the underlying funds are available on iShares.com and should be read in conjunction with the Funds’ financial statements.
On June 5, 2024, the Board of the Trust, with respect to the iShares LifePath Target Date 2025 ETF and the iShares LifePath Retirement ETF, approved the reorganization of the iShares LifePath Target Date 2025 ETF into the LifePath Retirement ETF. The reorganization is expected to occur during the fourth quarter of 2024.
2. Significant Accounting Policies
The financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”), which may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies. Below is a summary of significant accounting policies:
Investment Transactions and Income Recognition: For financial reporting purposes, investment transactions are recorded on the dates the transactions are executed.
Realized gains and losses on investment transactions are determined using the specific identification method. Dividend income and capital gain distributions from the underlying funds, if any, are recorded on the ex-dividend date. Interest income is recognized daily on an accrual basis.
In-kind Redemptions: For financial reporting purposes, in-kind redemptions are treated as sales of securities resulting in realized capital gains or losses to the Funds.
Because such gains or losses are not taxable to the Funds and are not distributed to existing Fund shareholders, the gains or losses are reclassified from accumulated net realized gain (loss) to paid-in capital at the end of the Funds’ tax year. These reclassifications have no effect on net assets or net asset value (“NAV”) per share.
Distributions: Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income, and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.
Indemnifications: In the normal course of business, each Fund enters into contracts that contain a variety of representations that provide general indemnification. The
Funds’ maximum exposure under these arrangements is unknown because it involves future potential claims against the Funds, which cannot be predicted with any certainty.
3. Investment Valuation and Fair Value Measurements
Investment Valuation Policies: Each Fund’s investments are valued at fair value (also referred to as “market value” within the financial statements) each day that the
Fund’s listing exchange is open and, for financial reporting purposes, as of the report date. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The Board of Trustees of the Trust (the “Board”) of each Fund has approved the designation of BlackRock Fund Advisors (“BFA”), the Funds’ investment adviser, as the valuation designee for each Fund. Each Fund determines the fair values of its financial instruments using various independent dealers or pricing services under BFA’s policies. If a security’s market price is not readily available or does not otherwise accurately represent the fair value of the security, the security will be valued in accordance with BFA’s policies and procedures as reflecting fair value. BFA has formed a committee (the “Valuation Committee”) to develop pricing policies and procedures and to oversee the pricing function for all financial instruments, with assistance from other BlackRock pricing committees.
iShares ETF
Diversification
Classification
LifePath Retirement
(a)
.................................................................................................. Diversified
LifePath Target Date 2025
(a)
.............................................................................................. Diversified
LifePath Target Date 2030
(a)
.............................................................................................. Diversified
LifePath Target Date 2035
(a)
.............................................................................................. Diversified
LifePath Target Date 2040
(a)
.............................................................................................. Diversified
LifePath Target Date 2045
(a)
.............................................................................................. Diversified
LifePath Target Date 2050
(a)
.............................................................................................. Diversified
LifePath Target Date 2055
(a)
.............................................................................................. Diversified
LifePath Target Date 2060
(a)
.............................................................................................. Diversified
LifePath Target Date 2065
(a)
.............................................................................................. Diversified
(a)
The Fund commenced operations on October 17, 2023.

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
Fair Value Inputs and Methodologies: The following methods and inputs are used to establish the fair value of each Fund’s assets and liabilities:
Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day may be valued at the last traded price.
Investments in open-end U.S. mutual funds (including money market funds) are valued at that day’s published NAV.
If events (e.g., market volatility, company announcement or a natural disaster) occur that are expected to materially affect the value of such investment, or in the event that application of these methods of valuation results in a price for an investment that is deemed not to be representative of the market value of such investment, or if a price is not available, the investment will be valued by the Valuation Committee, in accordance with BFA’s policies and procedures as reflecting fair value (“Fair Valued Investments”).
The fair valuation approaches that may be used by the Valuation Committee include market approach, income approach and cost approach. Valuation techniques such as discounted cash flow, use of market comparables and matrix pricing are types of valuation approaches and are typically used in determining fair value. When determining the price for Fair Valued Investments, the Valuation Committee seeks to determine the price that each Fund might reasonably expect to receive or pay from the current sale or purchase of that asset or liability in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant and consistent with the principles of fair value measurement.
Fair value pricing could result in a difference between the prices used to calculate a fund’s NAV and the prices used by the fund’s underlying index, which in turn could result in a difference between the fund’s performance and the performance of the fund’s underlying index.
Fair Value Hierarchy: Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;
Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Valuation
Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
4. Securities and Other Investments
Securities Lending: Each Fund may lend its securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by an approved bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current market value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter at a value equal to at least 100% of the current value of the securities on loan. The market value of the loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund or excess collateral is returned by the Fund, on the next business day. During the term of the loan, each Fund is entitled to all distributions made on or in respect of the loaned securities but does not receive interest income on securities received as collateral. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.
As of period end, any securities on loan were collateralized by cash and/or U.S. Government obligations. Cash collateral invested in money market funds managed by BFA, or its affiliates is disclosed in the Schedule of Investments. Any non-cash collateral received cannot be sold, re-invested or pledged by the Fund, except in the event of borrower default. The securities on loan, if any, are also disclosed in each Fund’s Schedule of Investments. The market value of any securities on loan and the value of any related cash collateral are disclosed in the Statements of Assets and Liabilities.
Securities lending transactions are entered into by the Funds under Master Securities Lending Agreements (each, an “MSLA”) which provide the right, in the event of default
(including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral.
In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of an MSLA counterparty’s bankruptcy or insolvency. Under the MSLA, absent an event of default, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest cash collateral received in connection with loaned securities. Upon an event of default, the parties’ obligations to return the securities or collateral to the other party are extinguished, and the parties can resell or re-pledge the loaned securities or the collateral received in connection with the loaned securities in order to satisfy the defaulting party’s net payment obligation for all transactions under the MSLA. The defaulting party remains liable for any deficiency.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of period end, the following table is a summary of the securities on loan by counterparty which are subject to offset under an MSLA:
The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate these risks, each Fund benefits from a borrower default indemnity provided by BlackRock, Inc. (“BlackRock”). BlackRock’s indemnity allows for full replacement of the securities loaned to the extent the collateral received does not cover the value of the securities loaned in the event of borrower default. Each Fund could incur a loss if the value of an investment purchased with cash collateral falls below the market value of the loaned securities or if the value of an investment purchased with cash collateral falls below the value of the original cash collateral received. Such losses are borne entirely by each Fund.
iShares ETF and Counterparty
Securities Loaned
at Value
Cash Collateral
Received
(a)
Non-Cash Collateral
Received, at Fair
Value
(a)
Net Amount
LifePath Retirement
BofA Securities, Inc. .............................................. $ 35,572 $ (35,572) $ — $ —
J.P. Morgan Securities LLC ......................................... 111,457 (111,457) — —
$ 147,029 $ (147,029)
$ —
$ —
a
LifePath Target Date 2025
BofA Securities, Inc. .............................................. 14,775 (14,775) — —
J.P. Morgan Securities LLC ......................................... 109,555 (109,555) — —
$ 124,330 $ (124,330)
$ —
$ —
a
LifePath Target Date 2030
BofA Securities, Inc. .............................................. 131,766 (131,766) — —
J.P. Morgan Securities LLC ......................................... 400,072 (400,072) — —
$ 531,838 $ (531,838)
$ —
$ —
a
LifePath Target Date 2035
BofA Securities, Inc. .............................................. 224,084 (224,084) — —
J.P. Morgan Securities LLC ......................................... 543,815 (543,815) — —
$ 767,899 $ (767,899)
$ —
$ —
a
LifePath Target Date 2040
BofA Securities, Inc. .............................................. 283,631 (283,631) — —
J.P. Morgan Securities LLC ......................................... 450,403 (450,403) — —
$ 734,034 $ (734,034)
$ —
$ —
a
LifePath Target Date 2045
BofA Securities, Inc. .............................................. 404,291 (404,291) — —
J.P. Morgan Securities LLC ......................................... 381,359 (381,359) — —
$ 785,650 $ (785,650)
$ —
$ —
a
LifePath Target Date 2050
BofA Securities, Inc. .............................................. 578,471 (578,471) — —
J.P. Morgan Securities LLC ......................................... 370,203 (370,203) — —
$ 948,674 $ (948,674)
$ —
$ —
a
LifePath Target Date 2055
BofA Securities, Inc. .............................................. 235,949 (235,949) — —
J.P. Morgan Securities LLC ......................................... 95,211 (95,211) — —
$ 331,160 $ (331,160)
$ —
$ —
a
LifePath Target Date 2060
BofA Securities, Inc. .............................................. 227,739 (227,739) — —
J.P. Morgan Securities LLC ......................................... 42,722 (42,722) — —
$ 270,461 $ (270,461)
$ —
$ —
a
LifePath Target Date 2065
BofA Securities, Inc. .............................................. 221,621 (221,621) — —
J.P. Morgan Securities LLC ......................................... 48,788 (48,788) — —
$ 270,409 $ (270,409)
$ —
$ —
a
(a)
Collateral received, if any, in excess of the market value of securities on loan is not presented in this table. The total cash collateral received by each Fund is disclosed in the Funds’ Statements of Assets and Liabilities.

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
5. Investment Advisory Agreement and Other Transactions with Affiliates
Investment Advisory Fees: Pursuant to an Investment Advisory Agreement with the Trust, BFA manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock. Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except (i) interest and taxes; (ii) brokerage commissions and other expenses connected with the execution of portfolio transactions; (iii) distribution fees; (iv) the advisory fee payable to BFA; and
(v) litigation expenses and any extraordinary expenses (in each case as determined by a majority of the independent trustees).
For its investment advisory services to each Fund, BFA is paid a management fee from each Fund based on a percentage of each Fund’s average daily net assets, at the annual rate of 0.00%.
The Funds may incur “Acquired Fund Fees and Expenses”. Acquired Fund Fees and Expenses reflect the Funds’ pro rata share of the fees and expenses incurred indirectly by the Fund as a result of investing in other investment companies. The impact of Acquired Fund Fees and Expenses is included in the total returns of each Fund.
Distributor:  BlackRock Investments, LLC (“BRIL”), an affiliate of BFA, is the distributor for each Fund. Pursuant to the distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.
ETF Servicing Fees: Each Fund has entered into an ETF Services Agreement with BRIL to perform certain order processing, Authorized Participant communications, and related services in connection with the issuance and redemption of Creation Units (“ETF Services”). BRIL is entitled to a transaction fee from Authorized Participants on each creation or redemption order for the ETF Services provided. The Funds do not pay BRIL for ETF Services.
Securities Lending: The U.S. Securities and Exchange Commission (the “SEC”) has issued an exemptive order which permits BlackRock Institutional Trust Company,
N.A. (“BTC”), an affiliate of BFA, to serve as securities lending agent for the Funds, subject to applicable conditions. As securities lending agent, BTC bears all operational costs directly related to securities lending, including any custodial costs. Each Fund is responsible for fees in connection with the investment of cash collateral received for securities on loan (the “collateral investment fees”). The cash collateral is invested in a money market fund, BlackRock Cash Funds: Institutional or BlackRock Cash
Funds: Treasury, managed by BFA, or its affiliates. However, BTC has agreed to reduce the amount of securities lending income it receives in order to effectively limit the collateral investment fees each Fund bears to an annual rate of 0.04%. The SL Agency Shares of such money market fund will not be subject to a sales load, redemption fee, distribution fee or service fee. The money market fund in which the cash collateral has been invested may impose a discretionary liquidity fee of up to 2% of the value redeemed, if such fee is determined to be in the best interests of such money market fund.
Securities lending income is generally equal to the total of income earned from the reinvestment of cash collateral (and excludes collateral investment fees), and any fees or other payments to and from borrowers of securities. Each Fund retains a portion of the securities lending income and remits the remaining portion to BTC as compensation for its services as securities lending agent.
Pursuant to the current securities lending agreement, each Fund retains 82% of securities lending income (which excludes collateral investment fees) and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
In addition, commencing the business day following the date that the aggregate securities lending income plus the collateral investment fees generated across all 1940 Act
iShares exchange-traded funds (the “iShares ETF Complex”) in that calendar year exceeds a specified threshold, each Fund, pursuant to the securities lending agreement, will retain for the remainder of that calendar year 85% of securities lending income (which excludes collateral investment fees), and the amount retained can never be less than 70% of the total of securities lending income plus the collateral investment fees.
The share of securities lending income earned by each Fund is shown as securities lending income – affiliated – net in its Statements of Operations. For the period ended July 31, 2024, the Funds paid BTC the following amounts for securities lending agent services:
Officers and Trustees: Certain officers and/or trustees of the Trust are officers and/or trustees of BlackRock or its affiliates.
Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is shown as dividends – affiliated in the Statements of Operations.
iShares ETF Amounts
LifePath Retirement .................................................................................................. $ 29
LifePath Target Date 2025 .............................................................................................. 29
LifePath Target Date 2030 .............................................................................................. 103
LifePath Target Date 2035 .............................................................................................. 151
LifePath Target Date 2040 .............................................................................................. 119
LifePath Target Date 2045 .............................................................................................. 176
LifePath Target Date 2050 .............................................................................................. 108
LifePath Target Date 2055 .............................................................................................. 65
LifePath Target Date 2060 .............................................................................................. 29
LifePath Target Date 2065 .............................................................................................. 31

Notes to Financial Statements
( continued)

Notes to Financial Statements
6. Purchases and Sales
For the period ended July 31, 2024, purchases and sales of investments, excluding short-term securities and in-kind transactions, were as follows:
For the period ended July 31, 2024, in-kind transactions were as follows:
7. Income Tax Information
Each Fund is treated as an entity separate from the Trust’s other funds for federal income tax purposes. It is each Fund’s policy to comply with the requirements of the Internal
Revenue Code of 1986, as amended, applicable to regulated investment companies, and to distribute substantially all of its taxable income to its shareholders. Therefore, no U.S. federal income tax provision is required.
Management has analyzed tax laws and regulations and their application to the Funds as of July 31, 2024, inclusive of the open tax return years, and does not believe that there are any uncertain tax positions that require recognition of a tax liability in the Funds’ financial statements.
U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or NAV per share. As of July 31, 2024, permanent differences attributable to nondeductible expenses, certain deemed distributions and realized gains
(losses) from in-kind redemptions were reclassified to the following accounts:
iShares ETF Purchases Sales
LifePath Retirement ................................................................................ $ 363,461 $ 306,636
LifePath Target Date 2025 ............................................................................ 375,675 284,595
LifePath Target Date 2030 ............................................................................ 769,041 612,825
LifePath Target Date 2035 ............................................................................ 753,829 592,020
LifePath Target Date 2040 ............................................................................ 524,397 400,266
LifePath Target Date 2045 ............................................................................ 458,558 324,367
LifePath Target Date 2050 ............................................................................ 507,913 375,889
LifePath Target Date 2055 ............................................................................ 267,187 173,169
LifePath Target Date 2060 ............................................................................ 174,206 98,748
LifePath Target Date 2065 ............................................................................ 188,474 112,224
iShares ETF In-kind Purchases In-kind Sales
LifePath Retirement .................................................................................. $ 4,096,360 $ 562,948
LifePath Target Date 2025 .............................................................................. 2,998,558 —
LifePath Target Date 2030 .............................................................................. 9,088,641 —
LifePath Target Date 2035 .............................................................................. 11,781,210 —
LifePath Target Date 2040 .............................................................................. 11,967,839 1,164,970
LifePath Target Date 2045 .............................................................................. 11,043,113 —
LifePath Target Date 2050 .............................................................................. 11,741,848 —
LifePath Target Date 2055 .............................................................................. 7,094,402 —
LifePath Target Date 2060 .............................................................................. 4,216,259 —
LifePath Target Date 2065 .............................................................................. 4,208,181 —
iShares ETF Paid-in Capital
Accumulated
Earnings (Loss)
LifePath Retirement ............................................................................... $ 62,536  $ (62,536)
LifePath Target Date 2030 ........................................................................... (58) 58
LifePath Target Date 2040 ........................................................................... 190,027  (190,027)

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
The tax character of distributions paid was as follows:
As of July 31, 2024, the tax components of accumulated net earnings (losses) were as follows:
iShares ETF
Period From
10/17/2023
to 07/31/24
LifePath Retirement
(a)
Ordinary income .............................................................................................................. $ 71,340
LifePath Target Date 2025
(a)
Ordinary income .............................................................................................................. $ 23,497
LifePath Target Date 2030
(a)
Ordinary income .............................................................................................................. $ 23,764
LifePath Target Date 2035
(a)
Ordinary income .............................................................................................................. $ 45,745
LifePath Target Date 2040
(a)
Ordinary income .............................................................................................................. $ 36,483
LifePath Target Date 2045
(a)
Ordinary income .............................................................................................................. $ 23,822
LifePath Target Date 2050
(a)
Ordinary income .............................................................................................................. $ 23,194
LifePath Target Date 2055
(a)
Ordinary income .............................................................................................................. $ 22,950
LifePath Target Date 2060
(a)
Ordinary income .............................................................................................................. $ 22,951
LifePath Target Date 2065
(a)
Ordinary income .............................................................................................................. $ 22,951
(a)
The Fund commenced operations on October 17, 2023.
iShares ETF
Undistributed
Ordinary Income
Non-Expiring Capital
Loss Carryforwards
(a)
Net Unrealized Gains
(Losses)
(b)
Total
LifePath Retirement ................................................
$ 12,370 $ — $ 290,369 $ 302,739
LifePath Target Date 2025 ............................................
65,739 — 333,393 399,132
LifePath Target Date 2030 ............................................
112,117 (2,441) 711,487 821,163
LifePath Target Date 2035 ............................................
133,406 — 1,103,896 1,237,302
LifePath Target Date 2040 ............................................
86,868 — 903,581 990,449
LifePath Target Date 2045 ............................................
93,664 (648) 996,893 1,089,909
LifePath Target Date 2050 ............................................
92,431 (740) 1,017,032 1,108,723
LifePath Target Date 2055 ............................................
58,248 — 804,566 862,814
LifePath Target Date 2060 ............................................
40,491 — 623,648 664,139
LifePath Target Date 2065 ............................................
38,284 — 634,215 672,499
(a)
Amounts available to offset future realized capital gains.
(b)
The difference between book-basis and tax-basis net unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales.

Notes to Financial Statements
( continued)

Notes to Financial Statements
As of July 31, 2024, gross unrealized appreciation and depreciation based on cost of investments (including short positions and derivatives, if any) for U.S. federal income tax purposes were as follows:
8. Principal Risks
In the normal course of business, each Fund invests in securities or other instruments and may enter into certain transactions, and such activities subject the Fund to various risks, including, among others, fluctuations in the market (market risk) or failure of an issuer to meet all of its obligations. The value of securities or other instruments may also be affected by various factors, including, without limitation: (i) the general economy; (ii) the overall market as well as local, regional or global political and/or social instability;
(iii) regulation, taxation or international tax treaties between various countries; or (iv) currency, interest rate or price fluctuations. Local, regional or global events such as war, acts of terrorism, the spread of infectious illness or other public health issues, recessions, or other events could have a significant impact on the Funds and their investments.
Each Fund’s prospectus provides details of the risks to which the Fund is subject.
The Funds may be exposed to additional risks when reinvesting cash collateral in money market funds that do not seek to maintain a stable NAV per share of $1.00, which may be subject to discretionary liquidity fees under certain circumstances.
Valuation Risk: The market values of equities, such as common stocks and preferred securities or equity related investments, such as futures and options, may decline due to general market conditions which are not specifically related to a particular company. They may also decline due to factors which affect a particular industry or industries.
A fund may invest in illiquid investments. An illiquid investment is any investment that a fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. A fund may experience difficulty in selling illiquid investments in a timely manner at the price that it believes the investments are worth. Prices may fluctuate widely over short or extended periods in response to company, market or economic news. Markets also tend to move in cycles, with periods of rising and falling prices. This volatility may cause a fund’s NAV to experience significant increases or decreases over short periods of time. If there is a general decline in the securities and other markets, the NAV of a fund may lose value, regardless of the individual results of the securities and other instruments in which a fund invests.
Counterparty Credit Risk: The Funds may be exposed to counterparty credit risk, or the risk that an entity may fail to or be unable to perform on its commitments related to unsettled or open transactions, including making timely interest and/or principal payments or otherwise honoring its obligations. The Funds manage counterparty credit risk by entering into transactions only with counterparties that BFA believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. Financial assets, which potentially expose the Funds to market, issuer and counterparty credit risks, consist principally of financial instruments and receivables due from counterparties. The extent of the Funds’ exposure to market, issuer and counterparty credit risks with respect to these financial assets is approximately their value recorded in the Statements of Assets and Liabilities, less any collateral held by the Funds.
Geographic/Asset Class Risk: A diversified portfolio, where this is appropriate and consistent with a fund’s objectives, minimizes the risk that a price change of a particular investment will have a material impact on the NAV of a fund. The investment concentrations within each Fund’s portfolio are disclosed in its Schedule of Investments.
The Funds invest a significant portion of their assets in securities of issuers located in the United States. A decrease in imports or exports, changes in trade regulations, inflation and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. Proposed and adopted policy and legislative changes in the United States may also have a significant effect on U.S. markets generally, as well as on the value of certain securities.
Governmental agencies project that the United States will continue to maintain elevated public debt levels for the foreseeable future which may constrain future economic growth. Circumstances could arise that could prevent the timely payment of interest or principal on U.S. government debt, such as reaching the legislative “debt ceiling.” Such non-payment would result in substantial negative consequences for the U.S. economy and the global financial system. If U.S. relations with certain countries deteriorate, it could adversely affect issuers that rely on the United States for trade. The United States has also experienced increased internal unrest and discord. If these trends were to continue, they may have an adverse impact on the U.S. economy and the issuers in which the Funds invest.
Significant Shareholder Redemption Risk: Certain shareholders may own or manage a substantial amount of fund shares and/or hold their fund investments for a limited period of time. Large redemptions of fund shares by these shareholders may force a fund to sell portfolio securities, which may negatively impact the fund’s NAV, increase the fund’s brokerage costs, and/or accelerate the realization of taxable income/gains and cause the fund to make additional taxable distributions to shareholders.
iShares ETF Tax Cost
Gross Unrealized
Appreciation
Gross Unrealized
Depreciation
Net Unrealized
Appreciation
(Depreciation)
LifePath Retirement ............................................ $ 3,816,770  $ 290,369  $ —  $ 290,369
LifePath Target Date 2025 ........................................ 3,248,612  333,393  —  333,393
LifePath Target Date 2030 ........................................ 9,810,698  711,487  —  711,487
LifePath Target Date 2035 ........................................ 12,759,299  1,103,896  —  1,103,896
LifePath Target Date 2040 ........................................ 11,885,186  903,581  —  903,581
LifePath Target Date 2045 ........................................ 11,991,936  996,893  —  996,893
LifePath Target Date 2050 ........................................ 12,851,483  1,017,032  —  1,017,032
LifePath Target Date 2055 ........................................ 7,536,446  804,566  —  804,566
LifePath Target Date 2060 ........................................ 4,576,799  623,648  —  623,648
LifePath Target Date 2065 ........................................ 4,566,193  634,215  —  634,215

Notes to Financial Statements
(continued)

2024
iShares Annual Financial Statements
9. Capital Share Transactions
Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at NAV. Except when aggregated in Creation Units, shares of each Fund are not redeemable.
Transactions in capital shares were as follows:
The consideration for the purchase of Creation Units of a fund in the Trust generally consists of the in-kind deposit of a designated portfolio of securities and a specified amount of cash. Certain funds in the Trust may be offered in Creation Units solely or partially for cash in U.S. dollars. Authorized Participants purchasing and redeeming
Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to BRIL, to offset transfer and other transaction costs associated with the
Period Ended
07/31/24
iShares ETF Shares Amount
LifePath Retirement
(a)
Shares sold ................................................................................... 160,000  $ 4,155,271
Shares redeemed ............................................................................... (20,000) (563,302)
140,000  $ 3,591,969
LifePath Target Date 2025
(a)
Shares sold ................................................................................... 120,000  $ 3,056,061
Shares redeemed ............................................................................... —  —
120,000  $ 3,056,061
LifePath Target Date 2030
(a)
Shares sold ................................................................................... 340,000  $ 9,159,056
Shares redeemed ............................................................................... —  —
340,000  $ 9,159,056
LifePath Target Date 2035
(a)
Shares sold ................................................................................... 440,000  $ 11,843,492
Shares redeemed ............................................................................... —  —
440,000  $ 11,843,492
LifePath Target Date 2040
(a)
Shares sold ................................................................................... 440,000  $ 12,027,473
Shares redeemed ............................................................................... (40,000) (1,166,835)
400,000  $ 10,860,638
LifePath Target Date 2045
(a)
Shares sold ................................................................................... 400,000  $ 11,099,493
Shares redeemed ............................................................................... —  —
400,000  $ 11,099,493
LifePath Target Date 2050
(a)
Shares sold ................................................................................... 420,000  $ 11,794,611
Shares redeemed ............................................................................... —  —
420,000  $ 11,794,611
LifePath Target Date 2055
(a)
Shares sold ................................................................................... 260,000  $ 7,141,541
Shares redeemed ............................................................................... —  —
260,000  $ 7,141,541
LifePath Target Date 2060
(a)
Shares sold ................................................................................... 160,000  $ 4,261,511
Shares redeemed ............................................................................... —  —
160,000  $ 4,261,511
LifePath Target Date 2065
(a)
Shares sold ................................................................................... 160,000  $ 4,253,135
Shares redeemed ............................................................................... —  —
160,000  $ 4,253,135
(a)
The Fund commenced operations on October 17, 2023.

Notes to Financial Statements
( continued)

Notes to Financial Statements
issuance and redemption of Creation Units, including Creation Units for cash. Authorized Participants transacting in Creation Units for cash may also pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities. Such variable charges, if any, are included in shares sold in the table above.
To the extent applicable, to facilitate the timely settlement of orders for the Funds using a clearing facility outside of the continuous net settlement process, the Funds, at their sole discretion, may permit an Authorized Participant to post cash as collateral in anticipation of the delivery of all or a portion of the applicable Deposit Securities or
Fund Securities, as further described in the applicable Authorized Participant Agreement. The collateral process is subject to a Control Agreement among the Authorized
Participant, each Funds’ custodian, and the Funds. In the event that the Authorized Participant fails to deliver all or a portion of the applicable Deposit Securities or Fund
Securities, the Funds may exercise control over such collateral pursuant to the terms of the Control Agreement in order to purchase the applicable Deposit Securities or
Fund Securities.
From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind transactions are reflected as a receivable or a payable in the Statements of Assets and Liabilities.
10. Subsequent Events
Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or additional disclosure in the financial statements.

Report of Independent Registered Public Accounting Firm

2024
iShares Annual Financial Statements
To the Board of Trustees of
iShares Trust and Shareholders of each of the ten funds listed in the table below
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of each of the funds listed in the table below (ten of the funds constituting iShares Trust, hereafter collectively referred to as the “Funds”) as of July 31, 2024, the related statements of operations and changes in net assets, including the related notes, and the financial highlights for the period October 17, 2023 (commencement of operations) through July 31, 2024 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of July 31, 2024, and the results of each of their operations, changes in each of their net assets and each of the financial highlights for the period
October 17, 2023 (commencement of operations) through July 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the
PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements.
Our procedures included confirmation of securities owned as of July 31, 2024 by correspondence with the custodian and transfer agent. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
September 23, 2024
We have served as the auditor of one or more BlackRock investment companies since 2000.
iShares
®
LifePath
®
Retirement ETF
iShares
®
LifePath
®
Target Date 2025 ETF
iShares
®
LifePath
®
Target Date 2030 ETF
iShares
®
LifePath
®
Target Date 2035 ETF
iShares
®
LifePath
®
Target Date 2040 ETF
iShares
®
LifePath
®
Target Date 2045 ETF
iShares
®
LifePath
®
Target Date 2050 ETF
iShares
®
LifePath
®
Target Date 2055 ETF
iShares
®
LifePath
®
Target Date 2060 ETF
iShares
®
LifePath
®
Target Date 2065 ETF

Important Tax Information
(unaudited)

Important Tax Information
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified dividend income for individuals for the period ended July 31, 2024:
The following amounts, or maximum amounts allowable by law, are hereby designated as qualified business income for individuals for the period ended July 31, 2024:
The Funds intend to pass through to their shareholders the following amounts, or maximum amounts allowable by law, of foreign source income earned and foreign taxes paid for the period ended July 31, 2024:
The following percentages, or maximum percentages allowable by law, of ordinary income distributions paid during the period ended July 31, 2024 qualified for the dividends-
received deduction for corporate shareholders:
iShares ETF
Qualified Dividend
Income
LifePath Retirement ................................................................................................... $ 7,481
LifePath Target Date 2025 ............................................................................................... 8,182
LifePath Target Date 2030 ............................................................................................... 12,824
LifePath Target Date 2035 ............................................................................................... 25,875
LifePath Target Date 2040 ............................................................................................... 22,425
LifePath Target Date 2045 ............................................................................................... 16,298
LifePath Target Date 2050 ............................................................................................... 18,233
LifePath Target Date 2055 ............................................................................................... 18,775
LifePath Target Date 2060 ............................................................................................... 18,775
LifePath Target Date 2065 ............................................................................................... 18,775
iShares ETF
Qualified Business
Income
LifePath Retirement ................................................................................................... $ 345
LifePath Target Date 2025 ............................................................................................... 370
LifePath Target Date 2030 ............................................................................................... 679
LifePath Target Date 2035 ............................................................................................... 1,475
LifePath Target Date 2040 ............................................................................................... 1,366
LifePath Target Date 2045 ............................................................................................... 963
LifePath Target Date 2050 ............................................................................................... 33
LifePath Target Date 2055 ............................................................................................... 33
LifePath Target Date 2060 ............................................................................................... 33
LifePath Target Date 2065 ............................................................................................... 33
iShares ETF
Foreign Source
Income Earned Foreign Taxes Paid
LifePath Retirement ..................................................................................
$ 6,052 $ 840
LifePath Target Date 2025 ..............................................................................
6,653 926
LifePath Target Date 2030 ..............................................................................
10,582 1,470
LifePath Target Date 2035 ..............................................................................
21,542 2,993
LifePath Target Date 2040 ..............................................................................
18,974 2,651
LifePath Target Date 2045 ..............................................................................
14,264 2,016
LifePath Target Date 2050 ..............................................................................
15,954 2,254
LifePath Target Date 2055 ..............................................................................
16,428 2,321
LifePath Target Date 2060 ..............................................................................
16,428 2,321
LifePath Target Date 2065 ..............................................................................
16,428 2,321
iShares ETF
Dividends-Received
Deduction
LifePath Retirement ................................................................................................... 10.90%
LifePath Target Date 2025 ............................................................................................... 11.58
LifePath Target Date 2030 ............................................................................................... 17.03
LifePath Target Date 2035 ............................................................................................... 17.50
LifePath Target Date 2040 ............................................................................................... 18.55
LifePath Target Date 2045 ............................................................................................... 19.83
LifePath Target Date 2050 ............................................................................................... 22.58
LifePath Target Date 2055 ............................................................................................... 23.40
LifePath Target Date 2060 ............................................................................................... 23.40
LifePath Target Date 2065 ............................................................................................... 23.40

Important Tax Information
(unaudited) (continued)

2024
iShares Annual Financial Statements
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest income eligible to be treated as a Section 163(j) interest dividend for the period ended July 31, 2024:
The Funds hereby designate the following amounts, or maximum amounts allowable by law, as interest-related dividends eligible for exemption from U.S. withholding tax for nonresident aliens and foreign corporations for the period ended July 31, 2024:
iShares ETF Interest Dividends
LifePath Retirement ................................................................................................... $ 13,420
LifePath Target Date 2025 ............................................................................................... 12,860
LifePath Target Date 2030 ............................................................................................... 10,234
LifePath Target Date 2035 ............................................................................................... 12,969
LifePath Target Date 2040 ............................................................................................... 7,950
LifePath Target Date 2045 ............................................................................................... 2,955
LifePath Target Date 2050 ............................................................................................... 1,220
LifePath Target Date 2055 ............................................................................................... 371
LifePath Target Date 2060 ............................................................................................... 371
LifePath Target Date 2065 ............................................................................................... 371
iShares ETF
Interest-Related
Dividends
LifePath Retirement ................................................................................................... $ 12,778
LifePath Target Date 2025 ............................................................................................... 12,210
LifePath Target Date 2030 ............................................................................................... 9,673
LifePath Target Date 2035 ............................................................................................... 12,104
LifePath Target Date 2040 ............................................................................................... 7,368
LifePath Target Date 2045 ............................................................................................... 2,688
LifePath Target Date 2050 ............................................................................................... 1,035
LifePath Target Date 2055 ............................................................................................... 322
LifePath Target Date 2060 ............................................................................................... 322
LifePath Target Date 2065 ............................................................................................... 322

Additional Information

Additional Information
Premium/Discount Information
Information on the Fund’s net asset value, market price, premiums and discounts, and bid-ask spreads can be found at iShares.com .
Electronic Delivery
Shareholders can sign up for e-mail notifications announcing that the shareholder report or prospectus has been posted on the iShares website at iShares.com . Once you have enrolled, you will no longer receive prospectuses and shareholder reports in the mail.
To enroll in electronic delivery:
Go to icsdelivery.com
If your brokerage firm is not listed, electronic delivery may not be available. Please contact your broker-dealer or financial advisor.
Changes in and Disagreements with Accountants
Not applicable.
Proxy Results
Not applicable.
Remuneration Paid to Trustees, Officers, and Others
Because BFA has agreed in the Investment Advisory Agreements to cover all operating expenses of the Funds, subject to certain exclusions as provided for therein, BFA pays the compensation to each Independent Trustee for services to the Funds from BFA's investment advisory fees.
Availability of Portfolio Holdings Information
A description of the Trust's policies and procedures with respect to the disclosure of the Funds' portfolio securities is available in the Fund Prospectus. The Fund discloses its portfolio holdings daily and provide information regarding its top holdings in Fund fact sheets at iShares.com .

Board Review and Approval of Investment Advisory Contract

2024
iShares Annual Financial Statements
iShares LifePath Retirement ETF, iShares LifePath Target Date 2025 ETF, iShares LifePath Target Date 2030 ETF, iShares LifePath Target Date 2035 ETF, iShares
LifePath Target Date 2040 ETF, iShares LifePath Target Date 2045 ETF, iShares LifePath Target Date 2050 ETF, iShares LifePath Target Date 2055 ETF, iShares
LifePath Target Date 2060 ETF, iShares LifePath Target Date 2065 ETF (each the “Fund”)
Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Trust’s Board of Trustees (the “Board”), including a majority of Board Members who are not
“interested persons” of the Trust (as that term is defined in the 1940 Act) (the “Independent Board Members”), is required annually to consider the approval of the Investment
Advisory Agreement between the Trust and BFA (the “Advisory Agreement”) on behalf of the Fund. The Board’s consideration entails a year-long process whereby the
Board and its committees (composed solely of Independent Board Members) assess BlackRock’s services to the Fund, including investment management; fund accounting;
administrative and shareholder services; oversight of the Fund’s service providers; risk management and oversight; and legal and compliance services; including the ability to meet applicable legal and regulatory requirements. The Independent Board Members requested, and BFA provided, such information as the Independent Board Members, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Agreement. At meetings held on May 6, 2024 and May 17, 2024, a committee composed of all of the Independent Board Members (the “15(c) Committee”), with independent counsel, met with management and reviewed and discussed information provided in response to initial requests of the 15(c) Committee and/or its independent counsel. Prior to and in preparation for the meeting, the Board received and reviewed materials specifically relating to matters relevant to the renewal of the Advisory Agreement. Following discussion, the 15(c) Committee subsequently requested certain additional information, which management agreed to provide. At a meeting held on June 4-5, 2024, the Board, including the Independent Board Members, reviewed the additional information provided by management in response to these requests.
After extensive discussions and deliberations, the Board, including all of the Independent Board Members, approved the continuance of the Advisory Agreement for the Fund, based on a review of qualitative and quantitative information provided by BFA and their cumulative experience as Board Members. The Board noted its satisfaction with the extent and quality of information provided and its frequent interactions with management, as well as the detailed responses and other information provided by BFA. The
Independent Board Members were advised by their independent counsel throughout the process, including about the legal standards applicable to their review. In approving the continuance of the Advisory Agreement for the Fund, the Board, including the Independent Board Members, considered various factors, including: (i) the expenses and performance of the Fund; (ii) the nature, extent and quality of the services provided by BFA; (iii) the costs of services provided to the Fund and profits realized by BFA and its affiliates; (iv) potential economies of scale and the sharing of related benefits; (v) the fees and services provided for other comparable funds/accounts managed by BFA and its affiliates; and (vi) other benefits to BFA and/or its affiliates. The Board Members did not identify any particular information or any single factor as determinative, and each Board Member may have attributed different weights to the various matters and factors considered. The material factors, considerations and conclusions that formed the basis for the Board, including the Independent Board Members, to approve the continuance of the Advisory Agreement are discussed below.
Expenses and Performance of the Fund: The Board reviewed statistical information prepared by Broadridge Financial Solutions, Inc. (“Broadridge”), an independent provider of investment company data, regarding the expense ratio components, including gross and net total expenses, fees and expenses of other fund(s) in which the Fund invests (if applicable), and waivers/reimbursements (if applicable) of the Fund in comparison with the same information for other ETFs, objectively selected by Broadridge as comprising the Fund’s applicable expense peer group pursuant to Broadridge’s proprietary ETF methodology (the “Peer Group”). The Board was provided with a detailed description of the proprietary ETF methodology used by Broadridge to determine the Fund’s Peer Group. The Board noted that, due to the limitations in providing comparable funds in the Peer Group, the statistical information provided in Broadridge’s report may or may not provide meaningful direct comparisons to the Fund in all instances. The
Board also noted that the investment advisory fee rate and overall expenses (net of any waivers and reimbursements) for the Fund were lower than the median of the investment advisory fee rates and overall expenses (net of any waivers and reimbursements) of the funds in its Peer Group, excluding iShares funds.
The Board noted that the Fund is an actively managed ETF that does not seek to track the performance of a specified index and that the management team for the
Fund manages the Fund’s portfolio in accordance with its investment objective. The Board further noted that, during the year, the Board received periodic reports on the
Fund’s short- and longer-term performance in comparison with its reference benchmark. Such periodic comparative performance information, including additional detailed information as requested by the Board, was also considered. The Board noted that the Fund generally performed in line with expectations relative to the Fund’s peer group
(where applicable) and reference benchmark or stated investment objective.
Based on this review, the other relevant factors and information considered at the meeting, and their general knowledge of ETF pricing, the Board concluded that the investment advisory fee rate and expense level and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Nature, Extent and Quality of Services Provided: Based on management’s representations, including information about ongoing enhancements and initiatives with respect to the iShares product line and BFA’s business, including with respect to capital markets support and analysis, technology, portfolio management, product design and quality, compliance and risk management, global public policy and other services, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Agreement for the coming year as compared with the scope of services provided by BFA during prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to support the iShares funds and their shareholders and have made significant investments into the iShares business. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund, including related programs implemented pursuant to regulatory requirements. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made relevant officers and other employees of BFA (and its affiliates) available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund, as well as the resources available to them in managing the Fund. In addition to the above considerations, the Board reviewed and considered detailed presentations regarding BFA’s investment performance, investment and risk management processes and strategies provided at the May 6, 2024 meeting and throughout the year, and matters related to BFA’s portfolio compliance program and other compliance programs and services, as well as BlackRock’s continued
investments in its ETF business.
Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided to the
Fund under the Advisory Agreement supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.

Board Review and Approval of Investment Advisory Contract
( continued)

Board Review and Approval of Investment Advisory Contract
Costs of Services Provided to the Fund and Profits Realized by BFA and its Affiliates: The Board reviewed information about the estimated profitability to BlackRock in managing the Fund, based on the fees payable to BFA and its affiliates (including fees under the Advisory Agreement), and other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s methodology for calculating estimated profitability of the iShares funds, noting that the 15(c) Committee and the Board had focused on the methodology and profitability presentation. The Board recognized that profitability may be affected by numerous factors, including, among other things, fee waivers by BFA, the types of funds managed, expense allocations and business mix. The Board thus recognized that calculating and comparing profitability at individual fund levels is challenging. The Board discussed with management the sources of direct and ancillary revenue, including the revenues to BTC, a BlackRock affiliate, from securities lending by the Fund. The Board also discussed BFA’s estimated profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding potential economies of scale (as discussed below).
Based on this review, the Board concluded that the information considered with respect to the profits realized by BFA and its affiliates under the Advisory Agreement and from other relationships between the Fund and BFA and/or its affiliates, if any, and related costs of the services provided as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Economies of Scale: The Board reviewed information and considered the extent to which economies of scale might be realized as the assets of the Fund increase, noting that the issue of potential economies of scale had been focused on by the 15(c) Committee and the Board during their meetings and addressed by management. The 15(c)
Committee and the Board received information regarding BlackRock’s historical estimated profitability (as discussed above), including BFA’s and its affiliates’ estimated costs in providing services. The estimated cost information distinguished, among other things, between fixed and variable costs, and showed how the level and nature of fixed and variable costs may impact the existence or size of scale benefits, with the Board recognizing that potential economies of scale are difficult to measure. The 15(c) Committee and the Board reviewed information provided by BFA regarding the sharing of scale benefits with the iShares funds through various means, including, as applicable, through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business, including enhancements to or the provision of additional infrastructure and services to the iShares funds and their shareholders and, with respect to New Funds, set management fees at levels that anticipate scale over time. The
Board noted that the Advisory Agreement for the Fund did not provide for breakpoints in the Fund’s investment advisory fee rate as the assets of the Fund increase. However, the Board noted that it would continue to assess the appropriateness of adding breakpoints in the future.
The Board concluded that this review of potential economies of scale and the sharing of related benefits, as well as the other factors considered at the meeting, supported the Board’s approval of the continuance of the Advisory Agreement for the coming year.
Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates: The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (collectively, the “Other Accounts”).
The Board received detailed information regarding how the Other Accounts generally differ from the Fund, including in terms of the types of services and generally more extensive character and scope of services provided to the Fund, as well as other significant differences. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks and challenges of managing and providing other services to the Fund, as a publicly traded investment vehicle, as compared to the Other Accounts, particularly those that are institutional clients, in light of differing regulatory requirements and client-imposed mandates. The Board acknowledged BFA’s representation that the iShares funds are fundamentally different investment vehicles from the Other Accounts in its consideration of relevant qualitative and quantitative comparative information provided. The Board noted that BFA and its affiliates manage Other Accounts with a similar investment strategy or investment mandate as the Fund. The Board also acknowledged management’s assertion that, for certain iShares funds, and for client segmentation purposes, BlackRock has launched an iShares fund that may provide a similar investment exposure at a lower investment advisory fee rate.
The Board considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund’s expenses borne by BFA under this arrangement and noted that the investment advisory fee rate under the Advisory Agreement for the Fund was generally higher than the investment advisory/management fee rates for certain of the Other
Accounts (particularly institutional clients) and concluded that the differences appeared to be consistent with the factors discussed.
Other Benefits to BFA and/or its Affiliates: The Board reviewed other benefits or ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, both direct and indirect, including, but not limited to, payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities, as applicable (which was included in the profit margins reviewed by the Board pursuant to BFA’s estimated profitability methodology), payment of advisory fees or other fees to BFA (or its affiliates) in connection with any investments by the Fund in other funds (including cash sweep vehicles) for which BFA (or its affiliates) provides investment advisory services or other services, and BlackRock’s profile in the investment community. The Board further considered other direct benefits that might accrue to BFA, including actual and potential reductions in the Fund’s expenses that are borne by BFA under the “all-inclusive” management fee arrangement, due in part to the size and scope of BFA’s investment operations servicing the Fund (and other funds in the iShares complex) as well as in response to a changing market environment. The
Board also reviewed and considered information provided by BFA concerning authorized participant primary market order processing services that are provided by BlackRock
Investments, LLC (“BRIL”), an affiliate of BFA, and paid for by authorized participants under the ETF Servicing Platform. The Board also noted the revenue received by BFA and/or its affiliates pursuant to an agreement that permits a service provider to use certain portions of BlackRock’s technology platform to service accounts managed by BFA and/or its affiliates, including the iShares funds. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Agreement for the coming year.
Conclusion: Based on a review of the factors described above, as well as such other factors as deemed appropriate by the Board, the Board, including all of the Independent
Board Members, determined that the Fund’s investment advisory fee rate under the Advisory Agreement does not constitute a fee that is so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded to approve the continuance of the Advisory Agreement for the coming year.

Glossary of Terms Used in this Report

2024
iShares Annual Financial Statements
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security

Want to know more?
iShares.com | 1-800-474-2737
This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.
Investing involves risk, including possible loss of principal.
The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).
©2024 BlackRock, Inc. All rights reserved. iSHARES and BLACKROCK are registered trademarks of BlackRock, Inc. or its subsidiaries. All other marks are the property of their respective owners.

Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies – See Item 7
Item 9 – Proxy Disclosures for Open-End Management Investment Companies – See Item 7

Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies – See Item 7

Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract – See Item 7

Item 12 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies – Not Applicable
Item 13 – Portfolio Managers of Closed-End Management Investment Companies – Not Applicable
Item 14 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers – Not Applicable
Item 15 – Submission of Matters to a Vote of Security Holders – There have been no material changes to these procedures.
Item 16 – Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 17 – Disclosure of Securities Lending Activities for Closed-End Management Investment Companies –Not Applicable
Item 18 – Recovery of Erroneously Awarded Compensation – Not Applicable
Item 19 – Exhibits attached hereto
              (a)(1) Code of Ethics – See Item 2
              (a)(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed – Not Applicable
              (a)(3) Section 302 Certifications are attached
(a)(4) Any written solicitation to purchase securities under Rule 23c-1 – Not Applicable
(a)(5) Change in registrant’s independent public accountant – Not Applicable
(b) Section 906 Certifications are attached
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares Trust

By:     /s/ Jessica Tan_______________________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Jessica Tan_______________________________
Jessica Tan
President (principal executive officer) of
          iShares Trust

Date: September 23, 2024

By:     /s/ Trent Walker_______________________________
          Trent Walker
Treasurer and Chief Financial Officer (principal financial officer) of
iShares Trust

Date: September 23, 2024